File Nos.  33-26646
                                                                      811-5716
==============================================================================

                      SECURITIES AND EXCHANGE COMMISSION

                           Washington, D.C.  20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    (X)
     Pre-Effective Amendment No.                                           ( )
     Post-Effective Amendment No. 23                                (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            (X)
     Amendment No. 51                                               (X)

                      (Check appropriate box or boxes.)

     PREFERRED LIFE VARIABLE ACCOUNT C
     ---------------------------------
     (Exact Name of Registrant)

     PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
     --------------------------------------------
     (Name of Depositor)


     152 West 57th Street, 18th Floor, New York, New York             10019
     ----------------------------------------------------           ---------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (212) 586-7733

Name and Address of Agent for Service
-------------------------------------
          Eugene Long
          Preferred Life Insurance Company of New York
          152 West 57th Street, 18th Floor
          New York, New York 10019



     It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on November 5, 2001 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing  pursuant to  paragraph  (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

     Individual Deferred Variable Annuity Contracts


                            CROSS REFERENCE SHEET
                            (Required by Rule 495)


Item No.                                           Location
--------                                           --------
                           PART A

Item 1.   Cover Page.............................  Cover Page

Item 2.   Definitions............................  Index of Terms

Item 3.   Synopsis or Highlights.................  Summary

Item 4.   Condensed Financial Information........  Appendix
                                                   Condensed Financial
                                                   Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.....  Preferred Life; The
                                                   Separate Account;
                                                   Investment Options

Item 6.   Deductions.............................  Expenses

Item 7.   General Description of Variable
          Annuity Contracts......................  The Individual Flexible
                                                   Payment Variable Annuity
                                                   Contract

Item 8.   Annuity Period.........................  Annuity Payments (the Payout
                                                   Phase)

Item 9.   Death Benefit..........................  Death Benefit

Item 10.  Purchases and Contract Value...........  Purchase

Item 11.  Redemptions............................  Access to Your Money

Item 12.  Taxes..................................  Taxes

Item 13.  Legal Proceedings......................  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information.................  Table of Contents of the
                                                   Statement of Additional
                                                   Information




Item No.                                            Location
--------                                            ---------

                              PART B

Item 15.  Cover Page..............................  Cover Page

Item 16.  Table of Contents.......................  Table of Contents

Item 17.  General Information and History.........  The Company

Item 18.  Services................................  Not Applicable

Item 19.  Purchase of Securities Being Offered....  Not Applicable

Item 20.  Underwriters............................  Distributor

Item 21.  Calculation of Performance Data.........  Calculation of
                                                    Performance Data

Item 22.  Annuity Payments........................  Annuity Provisions

Item 23.  Financial Statements....................  Financial Statements




                                    PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                  THE VALUEMARK(R) II VARIABLE ANNUITY CONTRACT
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK



--------------------------------------------------------------------------------

This prospectus describes the Valuemark II Variable Annuity Contract, with a Fixed Account (Contract) issued by Preferred Life Insurance Company of New York (Preferred Life). All references to "we," "us" and "our" refer to Preferred Life.

The annuity offers the Investment Options listed below, and a Fixed Account of Preferred Life. You can select up to 10 investment choices (which include any of the Investment Options and the Fixed Account).


ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund
USAZ Alliance Capital Large Cap Growth Fund
USAZ Alliance Capital Technology Fund


AZOA (ALLIANZ OF AMERICA, INC.)

AZOA Diversified Assets Fund*
AZOA Fixed Income Fund*
AZOA Global Opportunities Fund*
AZOA Growth Fund*
AZOA Money Market Fund*


FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Real Estate Fund
Franklin Rising Dividends Securities Fund
Franklin S&P 500 Index Fund Franklin Small Cap Fund
Franklin U.S. Government Fund
Franklin Value Securities Fund
Franklin Zero Coupon Fund-2005
Franklin Zero Coupon Fund-2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Growth Securities Fund
Templeton Developing Markets Securities Fund
Templeton International Securities Fund
USAZ Templeton Developed Markets Fund


PIMCO

PIMCO VIT High Yield Bond Portfolio
PIMCO VIT StocksPLUS Growth and Income Portfolio
PIMCO VIT Total Return Bond Portfolio
USAZ PIMCO Growth and Income Fund
USAZ PIMCO Renaissance Fund USAZ PIMCO Value Fund


PRUDENTIAL

SP Jennison International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio

USAZ

USAZ American Growth Fund*/**
USAZ Growth Fund*/**


VAN KAMPEN

USAZ Van Kampen Aggressive Growth Fund*
USAZ Van Kampen Comstock Fund*
USAZ Van Kampen Growth and Income Fund*
USAZ Van Kampen Growth Fund*
Van Kampen LIT Emerging Growth Portfolio*

*The Investment Option name has changed as of the date of this prospectus as follows:


         Current Name                            Previous Name
-------------------------------------------------------------------------------
AZOA Diversified Assets Fund             USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund                   USAllianz VIP Fixed Income Fund
AZOA Global Opportunities Fund           USAllianz VIP Global Opportunities Fund
AZOA Growth Fund                         USAllianz VIP Growth Fund
AZOA Money Market Fund                   USAllianz VIP Money Market Fund
USAZ American Growth Fund                USAllianz American Growth Fund
USAZ Growth Fund                         USAllianz Strategic Growth Fund
USAZ Van Kampen Aggressive Growth Fund   USAllianz Aggressive Growth Fund
USAZ Van Kampen Comstock Fund            USAllianz Comstock Fund
USAZ Van Kampen Growth and Income Fund   USAllianz Growth and Income Fund
USAZ Van Kampen Growth Fund              USAllianz Capital Growth Fund


**This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark II Variable Annuity Contract, with a Fixed Account.


To learn more about the Contract offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated November 5, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 152 West 57th Street, New York, NY 10019

Variable Annuity Contracts involve certain risks, and you may lose money. The contracts:


o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal


The Valuemark II
Variable Annuity Contracts:


This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: November 5, 2001



TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of Terms                                           4


Summary                                                  5


Fee Table                                                6



The Valuemark II
Variable Annuity Contract                               10
Contract Owner                                          10
Contingent Owner                                        10
Annuitant                                               10
Beneficiary                                             11
Assignment                                              11


Annuity Payments (The Payout Phase)                     11
Annuity Options                                         11


Purchase                                                12
Purchase Payments                                       12
Automatic Investment Plan                               12
Tax-free Section 1035 Exchanges                         12
Allocation of Purchase Payments                         12
Accumulation Units                                      13


Investment Options                                      13
Substitution and Limitation on Further                  15
Investments
Transfers                                               15
Excessive Trading                                       16
Telephone Transfers                                     16
Dollar Cost Averaging Program                           16
Flexible Rebalancing                                    16
Voting Privileges                                       16
Substitution                                            17

Expenses                                                17
Insurance Charges                                       17
Mortality and Expense Risk Charge                       17
Administrative Expense Charge                           17
Contract Maintenance Charge                             17
Contingent Deferred Sales Charge                        16
Reduction or Elimination of the                         18
Contingent Deferred Sales Charge                        18
Transfer Fee                                            18
Income Taxes                                            18
Investment Option Expenses                              18

Taxes                                                   18
Annuity Contracts in General                            18
Qualified and Non-Qualified Contracts                   19
Multiple Contracts                                      19
Withdrawals-- Non-Qualified Contracts                   19
Withdrawals-- Qualified Contracts                       19
Withdrawals-- Tax-Sheltered Annuities                   20
Death Benefits                                          20
Diversification                                         21


Access to Your Money                                    21
Systematic Withdrawal Program                           21
Minimum Distribution Program                            22
Suspension of Payments or Transfers                     22

Performance                                             22

Death Benefit                                           22
Death of Contract Owner                                 22
Death of Annuitant                                      23

Other Information                                       23
Preferred Life                                          23
The Separate Account                                    24
Distribution                                            24
Administration                                          24


Financial Statements                                    24


Table of Contents of the
Statement of Additional
Information                                             24

Preferred Life Privacy Notice                           25


Appendix                                                26


INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                                     Page

Accumulation Phase                                    10
Accumulation Unit                                     12
Annuitant                                             10
Annuity Options                                       11
Annuity Payments                                      11
Annuity Unit                                          12
Beneficiary                                           10
Contract                                              10
Contract Owner                                        10
Fixed Account                                         10
Income Date                                           11
Non-Qualified                                         18
Payout Phase                                          11
Purchase Payment                                      12
Qualified                                             18
Tax Deferral                                          17
Investment Option                                     10


SUMMARY
--------------------------------------------------------------------------------


The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACT:


The annuity contract offered by Preferred Life provides a means for investing on a tax-deferred basis in Investment Options and the Preferred Life Fixed Account for retirement savings or other long-term investment purposes. The Contract provides a guaranteed death benefit and annuity income options.

You can purchase the Contract as a Non - Qualified Contract or under a pension or retirement plan (Qualified Plan) qualified under sections of the Internal Revenue Code (Code) -- e.g., Individual Retirement Annuities (IRA), Tax-Sheltered Annuities (referred to as 403(b) contracts), pension and profit-sharing plans (including 401(k) plans and H.R. 10 plans).

The Contract may be used as a funding vehicle for asset-based fee arrangements offered by brokerage firms or their associated investment advisory firms. There may be fees and charges assessed by these firms that use the Contracts as a funding vehicle for their asset-based programs. These fees and charges would be in addition to the charges and other deductions we describe elsewhere in the prospectus. Your registered representative will be able to describe the fees assessed in connection with any such asset-based programs.

We currently do not permit Contract owners to borrow money form us using the contract as security for the loan.

Contract features are not available in all states



ANNUITY PAYMENTS:


If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account or from the available Investment Options. If you choose to have any part of your payments come from the Investment Options, the dollar amount of your payments may go up or down based on the performance of the Investment Options.


PURCHASE:

The Contract is no longer offered for sale. However, you can add $250 or more ($100 if you select the automatic investment plan) any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:


You can put your money in the Investment Options and/or you can invest in the Preferred Life Fixed Account. The investment returns on the Investment Options are not guaranteed. You can make or lose money. You can make transfers between investment options.


EXPENSES:

The Contract has insurance and investment features, and there are costs related to each.

o Each year, Preferred Life deducts a $30 contract maintenance charge from your Contract. Preferred Life currently waives this charge if the value of your Contract is at least $100,000.


o Preferred Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% total of the average daily value of the Contract invested in an Investment Option. Preferred Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option.


o If you take money out of the Contract, Preferred Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 5% in the first year and declines to 0% after 5 years.

o You can make 12 free transfers each year. After that, Preferred Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


o There are also daily investment charges which range, on an annual basis, from 0.32% to 1.64% of the average daily value of the Investment Option, depending upon the Investment Option.


TAXES:


Your earnings are generally not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty. Other tax rules and limitations may apply to Qualified Contracts.


ACCESS TO YOUR MONEY:


You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out. Limitation to withdrawals may apply to certain Qualified Contracts.


DEATH BENEFIT:

If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit.


PRIVACY POLICY: We place a high priority on maintaining your trust and confidence. A notice of the privacy policy followed by Allianz Life and its affiliated companies is provided in the prospectus to enhance your understanding of how we protect your privacy when we collect and use information about you, and the steps we take to safeguard that information. See "Privacy Notice."



INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197


FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Investment Options.


Contract Owner Transaction Fees

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)

                                 Years Since
                              Purchase Payment    Charge
--------------------------------------------------------------------------------
                                      0-1            5%
                                      1-2            5%
                                      2-3            4%
                                      3-4            3%
                                      4-5          1.5%
                                      5+             0%

Transfer                                           Fee** First 12 transfers in a
                                                   Contract year during the
                                                   Accumulation Phase are free.
                                                   Thereafter, the fee is $25
                                                   (or 2% of the amount
                                                   transferred, if less). Dollar
                                                   Cost Averaging transfers and
                                                   Flexible Rebalancing
                                                   transfers are not counted.

CONTRACT MAINTENANCE CHARGE***                      $30 per Contract per year

Separate Account Annual Expenses
(as a percentage of average account value)

Mortality and Expense Risk Charge                      1.25%

Administrative Expense Charge                           .15%
                                                      ---------
Total Separate Account Annual Expenses                 1.40%

* Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and Preferred Life will not assess a contingent deferred sales charge. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.
 ** The Contract provides that if more than three transfers have been made in a Contract year, Preferred Life may deduct a transfer fee. Currently, Preferred Life permits you to make 12 free transfers each year during the Accumulation Phase. All transfers during the Payout Phase are subject to a transfer fee. Market timing transfers may not be permitted.
*** During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

Investment Option ANNUAL EXPENSEs
(as a percentage of the Investment Options' average daily net assets for the most recent fiscal year). See the accompanying Investment Option prospectuses for more information.



                                                                                                              Total Annual
                                                                                             Other Expenses      Expenses
                                                                                              (after waivers/  (after waivers/
                                                                                              reimbursements,  reimbursements,
 Investment Option                                        Management Fees       12b-1 Fees**       as noted)        as noted)
--------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund1                   .85%                  .25%             --            1.10%

USAZ Alliance Capital Large Cap Growth Fund1                    .85%                  .25%             --            1.10%

USAZ Alliance Capital Technology Fund1                         1.00%                  .25%             --            1.25%

AZOA Diversified Assets Fund2                                   .55%                  .25%           .20%            1.00%

AZOA Fixed Income Fund2                                         .50%                  .25%             --             .75%

AZOA Global Opportunities Fund2                                 .95%                  .25%           .31%            1.51%

AZOA Growth Fund2                                               .65%                  .25%             --             .90%

AZOA Money Market Fund2                                         .35%                  .25%           .30%             .90%

Franklin Global Communications Securities Fund, Class 13        .48%                   --            .04%             .52%

Franklin Growth and Income Securities Fund, Class 13            .48%                   --            .02%             .50%

Franklin High Income Fund, Class 13                             .55%                   --            .02%             .57%

Franklin Income Securities Fund, Class 13                       .49%                   --            .01%             .50%

Franklin Large Cap Growth Securities Fund, Class 13             .75%                   --            .03%             .78%

Franklin Real Estate Fund, Class 13                             .58%                   --            .02%             .60%

Franklin Rising Dividends Securities Fund, Class 13             .75%                   --            .03%             .78%

Franklin S&P 500 Index Fund, Class 14                           .14%                   --            .18%             .32%

Franklin Small Cap Fund, Class 15/6                             .49%                   --            .28%             .77%

Franklin U.S. Government Fund, Class 13                         .51%                   --            .01%             .52%

Franklin Value Securities Fund, Class 15                        .58%                   --            .26%             .84%

Franklin Zero Coupon Fund - 2005, Class 13                      .63%                   --            .03%             .66%

Franklin Zero Coupon Fund - 2010, Class 13                      .63%                   --            .02%             .65%

Mutual Discovery Securities Fund , Class 1                      .80%                   --            .22%            1.02%

Mutual Shares Securities Fund, Class 1                          .60%                   --            .20%             .80%

Templeton Developing Markets Securities Fund, Class 1          1.25%                  --            .31%            1.56%

Templeton Growth Securities Fund, Class 13                      .81%                   --            .07%             .88%

Templeton International Securities Fund, Class 1                .67%                   --            .20%             .87%

USAZ Templeton Developed Markets Fund1                          .88%                  .25%           .12%            1.25%

PIMCO VIT High Yield Bond Portfolio, Admin.Class8               .25%                   --            .50%             .75%

PIMCO VIT StocksPLUS Growth and Income Portfolio, Admin.Class  8.40%                   --            .25%             .65%

PIMCO VIT Total Return Bond Portfolio, Admin.Class8             .25%                   --            .40%             .65%

USAZ PIMCO Growth and Income Fund1                              .75%                  .25%           .10%            1.10%

USAZ PIMCO Renaissance Fund1                                    .75%                  .25%           .10%            1.10%

USAZ PIMCO Value Fund1                                          .75%                  .25%           .10%            1.10%

SP Jennison International Growth Portfolio, Class 27            .85%                  .25%           .54%            1.64%

SP Strategic Partners Focused Growth Portfolio, Class 27        .90%                  .25%           .26%            1.41%

USAZ American Growth Fund1                                      .75%                  .25%           .10%            1.10%

USAZ Growth Fund1                                               .85%                  .25%             --            1.10%

USAZ Van Kampen Aggressive Growth Fund1                         .80%                  .25%           .20%            1.25%

USAZ Van Kampen Comstock Fund1                                  .68%                  .25%           .27%            1.20%

USAZ Van Kampen Growth and Income Fund1                         .68%                  .25%           .17%            1.10%

USAZ Van Kampen Growth Fund1                                    .75%                  .25%           .20%            1.20%

Van Kampen LIT Emerging Growth Portfolio, Class 2               .69%                  .25%           .06%            1.00%
--------------------------------------------------------------------------------------------------------------------------



*The fee and expense information regarding the Investment Options was provided by the Investment Adviser, and Preferred Life has not independently verified such information. Some of the Investment Options may pay service fees, which vary by Investment Option. Except for the AZOA Funds USAZ Funds, and the PIMCO VIT portfolios, neither the Investment Options nor their Advisers are affiliated with Allianz Life.


**The12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, USAllianz Investor Services, LLC, will receive 12b-1 fees.

1 The USAZ American Growth Fund, USAZ Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth Fund, and the USAZ Van Kampen Growth and Income Fund commenced operations as of May 1, 2001. The USAZ Alliance Capital Technology Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Growth and Income Fund, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund, and the USAZ Templeton Developed Markets Fund commenced operations as of the date of this prospectus. The expenses shown above for these Investment Options are therefore estimated for the Investment Option's current fiscal year. Certain expenses will be assumed by the Adviser and an annual expense limit has been designated by the Adviser for each Investment Option which is reflected in the total expense amount listed in the table above. Without reimbursement, total fund expenses would be estimated as follows: USAZ American Growth Fund 1.50%, USAZ Growth Fund 1.60%, USAZ Alliance Capital Growth and Income Fund 1.75%,USAZ Alliance Capital Large Cap Growth Fund 1.75%, USAZ Alliance Capital Technology Fund 1.75%, USAZ PIMCO Growth and Income Fund 1.50%, USAZ PIMCO Renaissance Fund 1.50%, USAZ PIMCO Value Fund 1.50%, USAZ Templeton Developed Markets Fund 1.63%, USAZ Van Kampen Aggressive Growth Fund 1.55%, USAZ Van Kampen Comstock Fund 1.43%, USAZ Van Kampen Growth and Income Fund 1.43%, and the USAZ Van Kampen Growth Fund 1.50%.

2 Certain expenses of the AZOA Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total Investment Option expenses would have been 1.79% for the Diversified Assets Fund, 1.76% for the Fixed Income Fund, 2.62% for the Global Opportunities Fund , 1.99% for the Growth Fund, and 1.51% for the Money Market Fund. The AZOA Global Opportunities Fund and the AZOA Money Market Fund commenced operations on February 1, 2000. The expenses shown for these Investment Options are therefore estimated for the current fiscal year. There is no assurance that AZOA will continue this policy in the future.

3 The Fund Investment Option fee is paid indirectly through the management fee.

4. The manager and administrator have agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Investment Option so that total annual Investment Option operating expenses does not exceed 0.55% ,of average net assets for the current fiscal year. After December 31, 2001, the manager and administrator may end this arrangement at any time. The manager also has agreed in advance to make estimated reductions of 0.01% of their fees to reflect reduced services resulting from the Funds' investment in a Franklin Templeton money fund. The manager is required by the Investment Option's Board of Trustees and an order of the Securities and Exchange Commission to reduce their fees if the Funds invest in a Franklin Templeton money fund. Without this reduction, the total annual Investment Option operating expense is estimated to be 0.33%.

5 For the Franklin Small Cap and Franklin Value Securities Funds, the managers have agreed in advance to make estimated reductions of 0.04% and 0.02%, respectively, of their fees to reflect reduced services resulting from the Investment Option's investment in a Franklin Templeton money fund. These reductions are required by the Investment Option's Board of Trustees and an order of the Securities and Exchange Commission. Without these reductions, the total annual Investment Option operating expenses are estimated to be 0.81% and 0.86%, respectively.

6 Total annual Investment Option operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000.

7 Because this is the first year of operation for all "SP" portfolios, other expenses are estimated based on management's projection of non-advisory fee expenses. Each "SP" portfolio has expense reimbursements in effect, and the table shows total expenses with these expense reimbursements. These expense reimbursements are voluntary and may be terminated at any time. Without reimbursement, other and total operating estimated expenses would have been 0.45% and 1.70%, respectively for the SP Jennison International Growth Portfolio, and 0.85% and 2.15%, respectively for the SP Strategic Partners Focused Growth Portfolio.


8 "Other Expenses" reflect a 0.35% administrative fee and a 0.15% service fee for the PIMCO High Yield Bond Portfolio, a 0.10% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the PIMCO StocksPLUS Growth and Income Portfolio, and a 0.25% administrative fee, a 0.15% service fee and 0.01% representing pro rata Trustees' fees for the Total Return Bond Portfolio. PIMCO has contractually agreed to reduce total annual Investment Option operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65% and 0.65%, respectively, of average daily net assets for the PIMCO High Yield, StocksPLUS Growth and Income and Total Return Portfolios. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2000 would have been 0.75%, 0.66% and 0.66%, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.



EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.


o For additional information, see "Expenses" and the accompanying Investment Option prospectuses.


You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                     1 Year             3 Years           5 Years          10 Years
--------------------------------------------------------------------------------------------------------------------------

USAZ Alliance Capital Growth and Income Fund           $69               $103              $142              $294
USAZ Alliance Capital Large Cap Growth Fund            $69               $103              $142              $294
USAZ Alliance Capital Technology Fund                  $70               $107              $149               $308
AZOA  Diversified Assets Fund                          $68               $100              $137              $284
AZOA  Fixed Income Fund                                $65                $92              $124              $258
AZOA  Global Opportunities Fund                        $73               $115              $162              $333
AZOA  Growth Fund                                      $64                $89              $119              $248
AZOA  Money Market Fund                                $67                $97              $132              $274
Franklin Global Communications Securities Fund         $63                $85              $112              $234
Franklin Growth and Income Securities Fund             $63                $85              $111              $232
Franklin High Income Fund                              $63                $87              $115              $240
Franklin Income Securities Fund                        $63                $85              $111              $232
Franklin Large Cap Growth Securities Fund              $66                $93              $126              $261
Franklin Real Estate Fund                              $64                $88              $117              $243
Franklin Rising Dividends Securities Fund              $66                $93              $126              $261
Franklin S&P 500 Index Fund*                           $61                $79              $102              $213
Franklin Small Cap Fund                                $66                $93              $125              $260
Franklin U.S Government Fund                           $63                $85              $112              $234
Franklin Value Securities Fund                         $66                $95              $129              $267
Franklin Zero Coupon Fund -2005                        $64                $90              $120              $249
Franklin Zero Coupon Fund -2010                        $64                $89              $119              $248
Mutual Discovery Securities Fund                       $68               $100              $138              $286
Mutual Shares Securities Fund                          $66                $94              $127              $263
Templeton Developing Markets Securities Fund           $73               $117              $164              $338
Templeton Growth Securities Fund                       $67                $96              $131              $272
Templeton International Securities Fund                $67                $96              $130              $271
USAZ Templeton Developed Markets Fund                  $70               $107              $149              $308
PIMCO VIT High Yield Bond Portfolio                    $65                $92              $124              $258
PIMCO VIT StocksPLUS Growth and Income Portfolio       $64                $89              $119              $248
PIMCO VIT Total Return Bond Portfolio                  $64                $89              $119              $248
USAZ PIMCO Growth and Income Fund                      $69               $103              $142              $294
USAZ PIMCO Renaissance Fund                            $69               $103              $142              $294
USAZ PIMCO Value Fund                                  $69               $103              $142              $142
SP Jennison International Growth Portfolio*            $74               $119              $168              $346
SP Strategic Partners Focused Growth Portfolio*        $72               $112              $157              $324
USAZ American Growth Fund*                             $69               $103              $142              $294
USAZ Growth Fund*                                      $69               $103              $142              $294
USAZ Van Kampen Aggressive Growth Fund*                $70               $107              $149              $308
USAZ Van Kampen Growth Fund*                           $70               $106              $147              $303
USAZ Van Kampen Comstock Fund*                         $70               $106              $147              $303
USAZ Van Kampen Growth and Income Fund*                $69               $103              $142              $294
Van Kampen LIT Emerging Growth Portfolio*              $68               $100              $137              $284
*Estimated

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:


                                                        1 Year          3 Years        5 Years       10 Years
USAZ Alliance Capital Growth and Income Fund              $26             $81           $138           $294
USAZ Alliance Capital Large Cap Growth Fund               $26             $81           $138           $294
USAZ Alliance Capital Technology Fund                     $27             $84           $143           $303
AZOA  Diversified Assets Fund                             $25             $78           $133           $284
AZOA  Fixed Income Fund                                   $23             $70           $120           $258
AZOA  Global Opportunities Fund                           $30             $93           $158           $333
AZOA  Growth Fund                                         $24             $75           $128           $274
AZOA  Money Market Fund                                   $24             $75           $128           $274
Franklin Global Communications Securities Fund            $20             $63           $109           $234
Franklin Growth and Income Securities Fund                $20             $63           $108           $232
Franklin High Income Fund                                 $21             $65           $111           $240
Franklin Income Securities Fund                           $20             $63           $108           $232
Franklin Large Cap Growth Securities Fund                 $23             $71           $122           $261
Franklin Real Estate Fund                                 $21             $66           $113           $243
Franklin Rising Dividends Securities Fund                 $23             $71           $122           $261
Franklin S&P 500 Index Fund*                              $18             $57            $98           $213
Franklin Small Cap Fund                                   $23             $71           $121           $260
Franklin U.S. Government Fund                             $20             $63           $109           $234
Franklin Value Securities Fund                            $24             $73           $125           $267
Franklin Zero Coupon Fund -2005                           $22             $68           $116           $249
Franklin Zero Coupon Fund - 2010                          $22             $67           $115           $248
Mutual Discovery Securities Fund                          $26             $78           $134           $286
Mutual Shares Securities Fund                             $23             $72           $123           $263
Templeton Developing Markets Securities Fund              $31             $95           $161           $338
Templeton Growth Securities Fund                          $24             $74           $127           $272
Templeton International Securities Fund                   $24             $74           $127           $271
USAZ Templeton Developed Markets Fund                     $27             $84           $143           $303
PIMCO VIT High Yield Bond Portfolio                       $23             $70           $120           $258
PIMCO VIT StocksPLUS Growth and Income Portfolio          $22             $67           $115           $248
PIMCO VIT Total Return Bond Portfolio                     $22             $67           $115           $248
USAZ PIMCO Growth and Income Fund                         $26             $81           $138           $294
USAZ PIMCO Renaissance Fund                               $26             $81           $138           $294
USAZ PIMCO Value Fund                                     $26             $81           $138           $294
SP Jennison International Growth Portfolio*               $32             $97           $165           $346
SP Strategic Partners Focused Growth Portfolio*           $29             $90           $153           $324
USAZ American Growth Fund*                                $26             $81           $138           $294
USAZ Growth Fund*                                         $26             $81           $138           $294
USAZ Van Kampen Aggressive Growth Fund*                   $28             $85           $146           $308
USAZ Van Kampen Comstock Fund*                            $27             $84           $143           $303
USAZ Van Kampen Growth and Income Fund*                   $26             $81           $138           $325
USAZ Van Kampen Growth Fund*                              $27             $84           $143           $303
Van Kampen LIT Emerging Growth Portfolio*                 $25             $78           $133           $284


*Estimated


THE VALUEMARK II
VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

This prospectus describes the Valuemark II flexible payment variable deferred annuity contract, with a Fixed Account, issued by Preferred Life. The Contract is no longer offered for sale. However, as an existing Contract Owner, you may make additional Purchase Payments to your Contract.


There may be differences in your Contract (such as differences in fees, charges and benefits) because of requirements of the state where we issued your Contract. We will include any such differences in your Contract.



An annuity is a contract between you, the owner, and an insurance company (in this case Preferred Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least 5 years after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


Your investment choices include Investment Options and the Fixed Account of Preferred Life. The Contract is called a variable annuity because you can choose among the Investment Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer a better return than the Fixed Account. However, this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Investment Option(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Investment Options you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Preferred Life for all deposits made within a twelve month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Preferred Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Preferred Life. Preferred Life may change the terms of the Fixed Account in the future -- please contact Preferred Life for the most current terms. If you select a fixed Annuity payment, the amount of Annuity payments you receive during the Payout Phase depends upon the interest we credit to the Fixed Account.


If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. You may change Contract Owners or Contingent Owners at any time. A request for change must be:

o in writing, and

o received by Preferred Life at its USAllianz Service Center.

After Preferred Life records the change, it will become effective as of the date the written request is signed. A new designation of Contract Owner will not apply to any payment made or action taken by Preferred Life before the time the change was received. This may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER

You can name a Contingent Owner. Any Contingent Owner must be your spouse.

If a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless you indicate otherwise.

ANNUITANT


The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation). For a Qualified Contract there may be a requirement that the Owner and the Annuitant are the same person.


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is as named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary. Upon the death of the Contract Owner, the Contingent Owner will be the designated Beneficiary and any other Beneficiary named will be treated as a contingent Beneficiary, unless you indicate otherwise.

ASSIGNMENT

You can transfer ownership of (assign) the Contract at any time during your lifetime. Preferred Life will not be bound by the assignment until it receives the written notice of the assignment. Preferred Life will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. An assignment may be a taxable event.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.


ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month and must be at least five years after you buy the Contract. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years from the day we issue your Contract, if later. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.


Depending on the Annuity Option you select, you may elect to receive your Annuity Payments as a variable payout or a fixed payout. Annuity Payments under Annuity Options 1 and 2 are available as fixed payouts only. Annuity Payments under Annuity Options 3, 4 and 5 are available as variable payouts only. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Investment Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.


If you choose to have any portion of your Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of your payments will depend upon:

1)   the value of your Contract in the Investment Option(s) on the Income Date;

2) the 5% assumed investment rate used in the annuity table for the Contract (other assumed investment rates may be available);

3)   the performance of the Investment Option(s) you selected; and

4) the Annuity Option you select.

If the actual performance of the Investment Option(s) you selected exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual performance is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

Instead of having the proceeds paid in one sum, you can choose one of the following Annuity Options or any other Annuity Option you want and that Preferred Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option. The Annuity Option must be selected at least 30 days prior to the Income Date. Upon the death of the Con`tract Owner, if different than the annuitant, the beneficiary will receive the annuity payments.


OPTION 1. LIFE ANNUITY WITH GUARANTEE FOR MINIMUM PERIOD. Under this fixed annuity option, we will make equal monthly Annuity Payments during the lifetime of the Annuitant but at least for the minimum period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.


OPTION 2. LIFE ANNUITY WITH CASH REFUND. Under this fixed annuity option, we will make equal monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments we have made is less than the value applied to the Annuity Option, then you will receive a cash refund as set forth in your Contract.

OPTION 3. LIFE ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.


OPTION 4. LIFE ANNUITY WITH 10 YEAR GUARANTEE. Under this variable annuity option, we will make monthly Annuity Payments during the Annuitant's life time. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask for a single lump sum equal to the present value of the guaranteed monthly Annuity Payments remaining, as of the date Allianz Life receives proof of the death of the Annuitant and a payment election form, commuted as set forth in the Contract.



OPTION 5. JOINT AND LAST SURVIVOR ANNUITY. Under this variable annuity option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The monthly Annuity Payments will end when the last surviving Annuitant dies.


PURCHASE
--------------------------------------------------------------------------------


PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). Preferred Life may, at its sole discretion, waive the minimum payment requirements. We will not waive the minimum amounts for Qualified Contracts.

This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program which allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.


The Contract may be used in connection with certain tax qualified retirement plans. The Contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing the Contract through a qualified plan, you should consider purchasing this Contract for its Death Benefit, annuity benefits, and other non-tax defferal related benefits. Please consult a tax advisor for information specific to your circumstances to determine whether the Contract is an appropriate investment for you.



ALLOCATION OF PURCHASE PAYMENTS


We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Preferred Life reserves the right to limit the number of Investment Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices (which includes any of the Investment Options and the Preferred Life Fixed Account). We may change this in the future.


If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4 p.m. Eastern time.



TAX-FREE SECTION 1035 EXCHANGES

You generally can exchange one annuity contract or a life insurance policy for another annuity contract in a "tax-free" exchange under Section 1035 of the Internal Revenue Code. You generally also can exchange a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the contract described in this prospectus: you might have to pay a surrender charge on your old contract, there will be a new surrender charge period for the new contract, other charges under the new contract may be higher (or lower), and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the exchange. You should not exchange another contract for this one unless you determine that the exchange is in your best interest.


ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Investment Options will go up or down based upon the investment performance of the Investment Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Investment Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1) dividing the value of an Investment Option at the end of the current period by the value of an Investment Option for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to an Investment Option by the value of the corresponding Accumulation Unit.


We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.


EXAMPLE:

On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------


The Contract offers a number of subaccounts. Each Investment Option invests in one of the Investment Options listed below. Each Investment Option has its own investment objective. The Contract also offers a Fixed Account of Preferred Life. Additional Investment Options may be available in the future.

You should read the accompanying Investment Option prospectuses (which are attached to this prospectus) carefully before investing. The Investment Options invest in different types of securities, and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. an Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Option prospectuses.

Franklin Templeton Variable Insurance Products Trust issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.

To obtain a current prospectus for any of the Investment Options call your Financial Adviser or USAllianz at:


1-800-542-5427

The investment objectives and policies of certain Investment Options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar Investment Options will be comparable even though the Investment Options have the same investment advisers.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

Investment advisers and sub-advisers for each Investment Option are listed in the table below. Certain advisers have retained one or more sub-advisers to help them manage the Investment Options.




The following is a list of the Investment Options available under the Contract and the investment advisers and sub-advisers for each Investment Option:



Available Investment Options                    Investment Advisers                           Investment Sub-Advisers
------------------------------------------------------------------------------------------------------------------------------

ALLIANCE CAPITAL

USAZ Alliance Capital Growth and Income Fund    USAllianz Advisers, LLC                       Alliance Capital Management
USAZ Alliance Capital Large Cap Growth Fund     USAllianz Advisers, LLC                       Alliance Capital Management
USAZ Alliance Capital Technology Fund           USAllianz Advisers, LLC                       Alliance Capital Management

AZOA (ALLIANZ OF AMERICA, INC.)

AZOA Diversified Assets Fund                    Allianz of America, Inc.
AZOA Fixed Income Fund                          Allianz of America, Inc.
AZOA Global Opportunities Fund                  Allianz of America, Inc.
AZOA Growth Fund                                Allianz of America, Inc.
AZOA Money Market Fund                          Allianz of America, Inc.

FRANKLIN TEMPLETON

Franklin Global Communications Securities Fund  Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund      Franklin Advisers, Inc.
Franklin High Income Fund                       Franklin Advisers, Inc.
Franklin Income Securities Fund                 Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund       Franklin Advisers, Inc.
Franklin Real Estate Fund                       Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund       Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                     Franklin Advisers, Inc.
Franklin Small Cap Fund                         Franklin Advisers, Inc.
Franklin U.S. Government Fund*                  Franklin Advisers, Inc.
Franklin Value Securities Fund                  Franklin Advisory Services, LLC
Franklin Zero Coupon Funds - 2005               Franklin Advisers, Inc.
Franklin Zero Coupon Funds - 2010
Mutual Discovery Securities Fund                Franklin Mutual Advisers, LLC
(capital appreciation)
Mutual Shares Securities Fund                   Franklin Mutual Advisers, LLC
(capital appreciation with income as
secondary goal)
Templeton Developing Markets Securities Fund    Templeton Asset Management Ltd.
Templeton Growth Securities Fund                Templeton Global Advisors Limited
Templeton International Securities Fund         Templeton Investment Counsel, LLC.
USAZ Templeton Developed Markets Fund           USAllianz Advisers, LLC                       Templeton Investment Counsel, LLC

PIMCO

PIMCO VIT High Yield Bond Portfolio             Pacific Investment Management Company LLC
PIMCO VIT StocksPLUS Growth and Income          Pacific Investment Management Company LLC
Portfolio
PIMCO VIT Total Return Bond Portfolio           Pacific Investment Management Company LLC
USAZ PIMCO Growth and Income Fund               USAllianz Advisers, LLC                       PIMCO Advisor L.P.
USAZ PIMCO Renaissance Fund                     USAllianz Advisers, LLC                       PIMCO Advisor L.P.
USAZ PIMCO Value Fund                           USAllianz Advisers, LLC                       PIMCO Advisor L.P.

PRUDENTIAL

SP Jennison International Growth Portfolio      Prudential Investments Fund Management LLC    Jennison Associates, LLC
SP Strategic Partners Focused Growth Portfolio  Prudential Investments Fund Management LLC    Jennison Associates, LLC

USAZ

USAZ American Growth Fund*                      USAllianz Advisers, LLC                       Van Kampen Asset Management Inc.
USAZ Growth Fund*                               USAllianz Advisers, LLC                       Van Kampen Asset Management Inc

VAN KAMPEN

USAZ Van Kampen Aggressive Growth Fund          USAllianz Advisers, LLC                       Van Kampen Investment Advisory Corp.
USAZ Van Kampen Comstock Fund                   USAllianz Advisers, LLC                       Van Kampen Asset Management Inc.
USAZ Van Kampen Growth and Income Fund          USAllianz Advisers, LLC                       Van Kampen Asset Management Inc.
USAZ Van Kampen Growth Fund                     USAllianz Advisers, LLC                       Van Kampen Investment Advisory Corp.
Van Kampen LIT Emerging Growth Portfolio        Van Kampen Asset Management Inc.



*This Investment Option is sub-advised by Van Kampen Asset Management Inc. (Van Kampen) pursuant to an interim portfolio management agreement. This agreement is for a period of up to 150 days commencing October 8, 2001. The service of Van Kampen or an alternate portfolio manager beyond 150 days will be subject to the approval of the Board and investment adviser of the Investment Option, as well as shareholder approval or the receipt of pending exemptive relief from the Securities and Exchange Commission permitting the Trust to replace sub-advisers under certain circumstances without shareholder approval

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Preferred Life. Certain Investment Options may also be sold directly to qualified plans. The investment advisers believe that offering their shares in this manner will not be disadvantageous to you.

Preferred Life may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options.


Allianz Life may enter into certain arrangements under which it is reimbursed by the Investment Options' advisers, distributors and/or affiliates for the administrative services which it provides to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the investment portfolio from contracts that we issue or administer. Some advisers may pay us more or less than others, The amounts we receive under these arrangements may be significant. In addition, our affiliate USAllianz Investor Services, LLC, the principal underwriter for the Contracts, will receive 12b-1 fees deducted from certain portfolio assets attributable to the Contract for providing distribution and shareholder support services to some portfolios. Because 12b-1 fees are paid out of a portfolio's assets on an ongoing basis, over time they will increase the cost of an investment in portfolio shares.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS

We may substitute another Investment Option for one of the Investment Options you have selected. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Portfolios may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant. We also may close Investment Options to allocations of Purchase Payments or Contract value, or both, at any time and in our sole discretion. The Investment Options which sell shares of the Investment Options to us pursuant to participation agreements may terminate those agreements and discontinue offering their shares to us. We may not substitute any shares without notice to you and prior approval of the SEC, to the extent required by the Investment Company Act of 1940 or other applicable law.

TRANSFERS


You can transfer money among the Investment Options and/or the Fixed Account. Preferred Life currently allows you to make as many transfers as you want to each year. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to an Investment Option. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Investment Option managers' judgment an Investment Option would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Preferred Life permits you to make 12 transfers every year without charge during the Accumulation Phase. We measure a year from the anniversary of the day we issued your Contract. Preferred Life charges for all transfers you make after the Income Date. You can make a transfer to or from the Fixed account and to or from the any Investment Option. After the Income Date, if you select a variable payout, you can make transfers.


The following applies to any transfer:


1) The minimum amount which you can transfer is the lesser of: $1,000, or your entire value in the Investment Option or the Fixed Account.

2) You cannot make a partial transfer if the value remaining in the Investment Option or the Fixed Account would be less than $1,000.

3) Your request for a transfer must clearly state which Investment Option(s) or the Fixed Account is involved in the transfer.


4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

Telephone Transfers


You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. Preferred Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Preferred Life tape records all telephone instructions.


We reserve the right to discontinue or modify the telephone transfer privilege at anytime and for any reason.

EXCESSIVE TRADING

We may allow you to give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for multiple Contract Owners, the result can be simultaneous transfers involving large amounts of Contract value. Such transfers can disrupt the orderly management of the Investment Options, can result in higher costs to Contract Owners, and generally are not compatible with the long-range goals of Contract Owners. We believe that such simultaneous transfers effected by such third parties may not be in the best interests of all shareholders of the Investment Options and the management of the Investment Options share this position. Therefore, we may place restrictions designed to prevent any use of a transfer right which we consider to be to the disadvantage of Contract Owners.


DOLLAR COST AVERAGING PROGRAM


The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Option or the Fixed Account to the other Investment Options. The Investment Option(s) you transfer from may not be the Investment Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.


You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging forms printed by Preferred Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1) the number of desired transfers have been made;


2) you do not have enough money in the Investment Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);


3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4) the Contract is terminated.



If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time. We reserve the right to discontinue or modify the Dollar Cost Averaging program at any time and for any reason.


FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Investment
Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Investment Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not currently taken into account in determining any transfer fee. The Fixed Account is not part of Flexible Rebalancing. We reserve the right to discontinue or modify the Flexible Rebalancing program at any time and for any reason.


VOTING PRIVILEGES


Preferred Life is the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote which affects your investment, Preferred Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Preferred Life owns on its own behalf. Should Preferred Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION


Preferred Life may substitute one of the Investment Options you have selected with another Investment Option. We would not do this without the prior approval of the Securities and Exchange Commission, to the extent legally required. We will give you notice of our intention to do this. We may also limit further investment in or transfers to an Investment Option if marketing or tax considerations or investment considerations warrant.



EXPENSES
--------------------------------------------------------------------------------


There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Preferred Life makes a deduction for its insurance charges. Preferred Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts:

1) the mortality and expense risk charge, and

2) the administrative expense charge.


Mortality and Expense Risk Charge. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in an Investment Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

If the mortality and expense risk charges are sufficient to cover such costs and risks, any excess will be profits to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the contracts.

Administrative Expense Charge. This charge is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in an Investment Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE

On each Contract anniversary, Preferred Life deducts $30 from your Contract as a contract maintenance charge. The fee is assessed on the last day of each Contract year. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Preferred Life will not deduct this charge. Currently, Preferred Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract on other than a Contract anniversary, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Preferred Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Preferred Life for expenses associated with the promotion, sale and distribution of the Contracts.


For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro rata from the Investment Options and/or the Fixed Account unless you instruct us otherwise. The charge is:


        Years Since     Contingent Deferred
     Purchase Payment      Sales Charge
--------------------------------------------------------------------------------
            1-2                  5%
            2-3                  4%
            3-4                  3%
            4-5                1.5%
             5+                  0%

However, after Preferred Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Preferred Life treats withdrawals as coming from the oldest Purchase Payments first.

NOTE: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Once each Contract year, you can make a withdrawal up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. You may carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. Preferred Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or paid out as Annuity Payment.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

Reduction or Elimination of the
Contingent Deferred Sales Charge
Preferred Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Preferred Life. Preferred Life may choose to not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Preferred Life or any of its affiliates. Also, Preferred Life may choose to reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Preferred Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Preferred Life charges a fee for all transfers you make after the Income Date.

INCOME TAXES

Preferred Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Preferred Life is not making any such deductions.


INVESTMENT OPTION EXPENSES

There are deductions from the assets of the various Investment Options for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying Investment Option prospectuses.


TAXES

NOTE: Preferred Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Preferred Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS


If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. Qualified Contracts are subject to special rules and the terms of the retirement plan itself. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

MULTIPLE CONTRACTS


The Code provides that multiple Non-Qualified deferred annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.


WITHDRAWALS -- NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5) paid under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.


WITHDRAWALS -- QUALIFIED CONTRACTS


The Internal Revenue Service has issued new proposed regulations regarding required distributions from qualified plans. These new rules are proposed to be effective January 1, 2002. However, these new rules may be used in determining required distributions for 2001 by owners of IRAs and in some cases by owners of tax-sheltered annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax advisor to determine if these new rules are available for your benefit. If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs.


The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6) paid for certain allowable medical expenses (as defined in the Code);

7) paid pursuant to a qualified domestic relations order;

8) paid on account of an IRS levy upon the Qualified Contract;

9) paid from an IRA for medical insurance (as defined in the Code);

10)paid from an IRA for qualified higher education expenses; or

11)paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1) reaches age 59 1/2;

2) leaves his/her job;

3) dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, you can only withdraw the Purchase Payments and not any earnings.

DEATH BENEFITS


If an enhanced death benefit is selected for a Qualified Contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) resulting in the immediate taxation of amounts hold in the Contract and the imposition of penalty by taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 591/2.

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more suitable to your needs. For more information about these contracts, please contact us at the USAllianz Service Center.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the Contract. In such case, the amount of partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 591/2.


DIVERSIFICATION


The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Preferred Life believes that the Investment Options are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Preferred Life, would be considered the owner of the shares of the Investment Options. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Investment Options, to make transfers among the Investment Options or the number and type of Investment Options Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Investment Options.


Due to the uncertainty in this area, Preferred Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

1) by making a withdrawal (either a partial or a total withdrawal);

2) by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)


Unless you instruct Preferred Life otherwise, a partial withdrawal will be made pro-rata from all the Investment Options you selected.

We will pay the amount of any withdrawal from the Investment Options within seven (7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).


Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.


There are limits on withdraw also from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.


SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Preferred Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Preferred Life deducting a contingent deferred sales charge are limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. All systematic withdrawals will be made on the 9th day of the month unless it is not a business day. If it is not, then the withdrawal will be made on the previous business day. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Preferred Life reserves the right to modify the eligibility rules of this program at any time without notice.

Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Preferred Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is at least $25,000, Preferred Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Preferred Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;


3) an emergency exists as a result of which disposal of the Investment Option shares is not reasonably practicable or Preferred Life cannot reasonably value the Investment Option shares;


4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Preferred Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

PERFORMANCE
--------------------------------------------------------------------------------


Preferred Life periodically advertises performance of the division of the separate account (also know as the sub -account). Preferred Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the Investment Option expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Investment Options. Preferred Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the Investment Options may also be advertised; see the Investment Option prospectuses for more information.

Certain Investment Options have been in existence for some time and have investment performance history. In order to demonstrate how the actual investment experience of the Investment Options may affect your Accumulation Unit Values, Preferred Life has prepared performance information. The performance is based on the historical performance of the Investment Options, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. Preferred Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Investment Options.



DEATH BENEFIT
--------------------------------------------------------------------------------

If you die during the Accumulation Phase, Preferred Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our USAllianz Service Center.

The guaranteed death benefit is:

o on the day we issue your Contract, the guaranteed death benefit is equal to the Purchase Payments you have made.

o after the date we issue your Contract, the guaranteed death benefit will be the sum of all Purchase Payments you have made, less any withdrawals.

The guaranteed death benefit will never be less than the value of your Contract as of the most recent five year Contract anniversary before the earlier of:

o  the date of your death, or

o the date of your 81st birthday, plus subsequent Purchase Payments you have made less withdrawals.

The Beneficiary may, at any time before the end of a sixty (60) day period after Preferred Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any contract maintenance charges and contingent deferred sales charges. If the guaranteed death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) -- Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can elect to continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable contract maintenance charges and contingent deferred sales charges.


If the Beneficiary wants to receive the payment other than in a lump sum, he/she may only make such an election during the 60 day period after the day that the lump sum first becomes payable by Allianz Life. Some states, including New York, require the submission of tax forms in connection with death benefit proceeds under certain circumstances. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms.


In those Contracts where a Contingent Owner is named, in the event of your death before the Income Date, the Contingent Owner (if any) becomes the designated Beneficiary and we will treat any other Beneficiary as a contingent Beneficiary, unless you indicate otherwise. Only your spouse can be a Contingent Owner. If there is no surviving Contingent Owner, the death benefit is payable to the Beneficiary you designate.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner, dies on or before the Income Date, you may name a new Annuitant. If you do not designate a new Annuitant, you will become the Annuitant. However, if the Contract Owner is a non-natural person (e.g., a corporation), then for purposes of the death benefit, the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. We will require proof of the Annuitant's death. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
--------------------------------------------------------------------------------


PREFERRED LIFE

Preferred Life Insurance Company of New York (Preferred Life) is a stock life insurance company organized under the laws of the state of New York. Preferred Life is a wholly-owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life). Allianz Life is headquartered in Minneapolis, Minnesota. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding. Preferred Life is authorized to do direct business in six states, including New York, and the District of Columbia. Preferred Life offers group life, group accident and health insurance and variable annuity products.

THE SEPARATE ACCOUNT


Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the
Investment Company Act of 1940. The Separate Account is divided into sub-accounts, each of which invests exclusively in a single Investment Options.


The assets of the Separate Account are held in Preferred Life's name on behalf of the Separate Account and legally belong to Preferred Life. However, those assets that underlie the variable Contract are not chargeable with liabilities arising out of any other business Preferred Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contract and not against any other contracts Preferred Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC, (USAllianz), serves as principal underwriter for the Contracts. USAllianz, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. USAllianz is registered as a Broker-dealer with the Securities and Exchange Commission,under the Securities Exchange Act of 1934 as well as with the securities commission in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. (NASD). More information about USAllianz is available at http://www.nasdr.com or by calling 1-800-289-9999. You also can obtain in investor brochure from NASD Regulation describing its Public
Disclosure  Program.   USAllianz  Investor  Services, LLC  is  a  wholly-owned
subsidiary of Allianz Life Insurance Company of North America.

USAllianz Investor Services, LCC, 5701 Golden Hills Minneapolis, MN 55416-1297, acts as the distributor of the Contracts. USAllianz Investor Services, LLC, is an affiliate of Preferred Life.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 7.0% of Purchase Payments. The New York Insurance Department permits asset-based compensation. Preferred Life may adopt an asset-based compensation program in - addition to, or instead of, the present compensation program. Commissions may be recovered from broker-dealers if a full or partial withdrawal occurs within 12 months of a Purchase Payment or there is a recission of the Contract within the Free-Look period.


ADMINISTRATION

Preferred Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.


To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by Preferred Life or an affiliate. Call 1-800-542-5427 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in future mailings.


FINANCIAL STATEMENTS

The financial statements of Preferred Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS
OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Company                                              2

Experts                                              2

Legal Opinions                                       2

Distribution                                         2

Reduction or Elimination of the
Contingent Deferred Sales Charge                     2

Calculation of Performance Data                      2

Federal Tax Status                                   7

Annuity Provisions                                  12

Financial Statements                                13

PRIVACY NOTICE

We Care About Your Privacy!
In compliance with Gramm-Leach-Bliley (GLB), this notice describes the privacy policy and practices followed by Preferred Life Insurance Company of New York, and their affiliated companies (herein referred to as "Preferred Life").

Your privacy is a high priority for us and it will be treated with the highest degree of confidentiality. In order for us to be able to provide these insurance products and services, we need to collect certain information from you. However, we want to emphasize that we are committed to maintaining the privacy of this information in accordance with law. All individuals with access to personal information about our customers are required to follow this policy.

Non-public Information Collected.

o Information we receive from you on insurance and annuity applications, claim forms or other forms such as your name, address, date and location of birth, marital status, sex, social security number, medical information, beneficiary information, etc.

o Information about your transactions with us, our affiliates or others such as premium payment history, tax information, investment information, and accounting information; and o Information we receive from consumer reporting agencies, such as your credit history.

Non-public Information Disclosed.

o We may provide the non-public information that we collect to affiliated or nonaffiliated persons or entities involved in the underwriting, processing, servicing and marketing of your Preferred Life insurance products. We will not provide this information to a nonaffiliated third party unless we have a written agreement that requires the third party to protect the confidentiality of this information.

o We may have to provide the above described non-public information that we collect to authorized persons or entities to comply with a subpoena or summons by federal, state or local authorities and to respond to judicial process or regulatory authorities having jurisdiction over our company for examination, compliance or other purposes as required by law. o We do not disclose any non-public personal information about our customers to anyone except as permitted or required by law.


Confidentiality and Security of Your Non-public Personal Information.

o We restrict access of non-public personal information about you to only those persons who need to know about that information to underwrite, process, service or market Preferred Life insurance products and services.

o We maintain physical, electronic, and procedural safeguards that comply with state and federal standards to guard your non-public personal information.

o If we become aware that an item of personal information may be materially inaccurate, we will make reasonable effort to re-verify its accuracy and correct any error as appropriate.

                       Information about Former Customers.

  Non-public information about our former customers is maintained by Preferred Life on a confidential and secure basis. If any such disclosure is made, it would be for reasons and under the conditions described in this notice. We do not disclose any non-public personal information about our former customers to anyone except as permitted or required by law.

                              Further Information.
--------------------------------------------------------------------------------

o You have a right to access and request correction of your personal information that is recorded with Preferred Life. o Information obtained from a report prepared by an insurance support organization may be retained by the insurance support organization and disclosed to other persons.

If you have any questions about our privacy policy, please write:

Preferred Life Insurance Company of New York
152 West 57th Street, 18th Floor
New York, NY 10019


APPENDIX
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The financial statements of Preferred Life and the financial statements of the Separate Account may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes to the Separate Account included in the Statement of Additional Information.


Number of units in thousands)                                                   Franklin
                                              AZOA       AZOA                 Global  Franklin   Franklin  Franklin
                                               Diversified  Fixed      AZOA       Comm   Growth &     High     Income
Investment Options                               Assets    Income     Growth   Securities Income   SecuritiesSecurities
------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2000
Unit value at beginning of period              $10.170    $9.751    $10.733    $38.917    $26.147   $20.900   $24.323
Unit value at end of period                    $10.381   $10.742     $9.496    $25.770    $30.424   $17.930   $28.728
Number of units outstanding at end of period        81        13         13      1,640      2,216       845     1,502
Year Ended December 31, 1999
Unit value at beginning of period              $10.000* $10.000*   $10.000*    $28.308    $26.226   $21.208   $25.122
Unit value at end of period                    $10.170     9.751    $10.733    $38.917    $26.147   $20.900   $24.323
Number of units outstanding at end of period         9         0          0      2,088      3,184     1,276     2,248
Year Ended Dec. 31, 1998
Unit value at beginning of period                   NA        NA         NA    $25.818    $24.551   $21.312   $25.065
Unit value at end of period                         NA        NA         NA    $28.308    $26.226   $21.208   $25.122
Number of units outstanding at end of period        NA        NA         NA      2,843      4,289     1,783     3,263
Year Ended Dec. 31, 1997
Unit value at beginning of period                   NA        NA         NA    $20.654    $19.490   $19.375   $21.708
Unit value at end of period                         NA        NA         NA    $25.818    $24.551   $21.312   $25.065
Number of units outstanding at end of period        NA        NA         NA      3,699      4,952     2,110     3,991
Year Ended Dec. 31, 1996
Unit value at beginning of period                   NA        NA         NA    $19.565    $17.310   $17.252   $19.785
Unit value at end of period                         NA        NA         NA    $20.654    $19.490   $19.375   $21.708
Number of units outstanding at end of period        NA        NA         NA      4,998      5,070     2,164     4,519
Year Ended Dec. 31, 1995
Unit value at beginning of period                   NA        NA         NA    $15.104    $13.215   $14.608   $16.392
Unit value at end of period                         NA        NA         NA    $19.565    $17.310   $17.252   $19.785
Number of units outstanding at end of period        NA        NA         NA      5,916      4,346     2,075     4,567
Year Ended Dec. 31, 1994
Unit value at beginning of period                   NA        NA         NA    $17.319    $13.677   $15.155   $17.734
Unit value at end of period                         NA        NA         NA    $15.104    $13.215   $14.608   $16.392
Number of units outstanding at end of period        NA        NA         NA      6,317      3,452     1,710     4,416
Year Ended Dec. 31, 1993
Unit value at beginning of period                   NA        NA         NA    $15.889    $12.574   $13.278   $15.163
Unit value at end of period                         NA        NA         NA    $17.319    $13.677   $15.155   $17.734
Number of units outstanding at end of period        NA        NA         NA      7,479      2,402     1,135     2,634
Year Ended Dec. 31, 1992
Unit value at beginning of period                   NA        NA         NA    $14.821    $11,949   $11.583   $13.580
Unit value at end of period                         NA        NA         NA    $15.889    $12.574   $13.278   $15.163
Number of units outstanding at end of period        NA        NA         NA      2,519      1,227       266       668
Period from Inception* to Dec. 31, 1991
Unit value at beginning of period                   NA        NA         NA    $13.234    $11.061   $11.043   $12.811
Unit value at end of period                         NA        NA         NA    $14.821    $11.949   $11.583   $13.580
Number of units outstanding at end of period        NA        NA         NA        166        125        37        35



(Number of units in thousands)                      Franklin            Franklin
                                                    Large Cap Franklin   Rising    Franklin Franklin  Franklin
                                                      Growth     Real    Dividends   S&P 500   Small     U.S.
Investment Options                                 Securities  Estate  Securities    Index    Cap    Government
------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2000
Unit value at beginning of period                    $20.218   $21.386    $18.846  $10.467  $28.353   $18.574
Unit value at end of period                          $21.085   $27.827    $22.497   $9.448  $23.878   $20.481
Number of units outstanding at end of period           1,217       353      1,473      205      744     2,046
Year Ended December 31, 1999
Unit value at beginning of period                    $15.574   $23.107    $21.165 $10.000*  $14.600   $19.014
Unit value at end of period                          $20.218   $21.386    $18.846  $10.467  $28.353   $18.574
Number of units outstanding at end of period           1,325       466      2,207       47      783     2,761
Year Ended Dec. 31, 1998
Unit value at beginning of period                    $13.130   $28.169    $20.074       NA  $14.952   $17.947
Unit value at end of period                          $15.574   $23.107    $21.165       NA  $14.600   $19.014
Number of units outstanding at end of period           1,016       708      3,176       NA    1,012     3,787
Year Ended Dec. 31, 1997
Unit value at beginning of period                    $11.254   $23.668    $15.303       NA  $12.913   $16.650
Unit value at end of period                          $13.130   $28.169    $20.074       NA  $14.952   $17.947
Number of units outstanding at end of period             622       942      3,489       NA      938     4,844
Year Ended Dec. 31, 1996
Unit value at beginning of period                   $10.214*   $18.073    $12.498       NA $12.517*   $16.298
Unit value at end of period                          $11.254   $23.668    $15.303       NA  $12.913   $16.650
Number of units outstanding at end of period             225       859      3,394       NA      416     6,017
Year Ended Dec. 31, 1995
Unit value at beginning of period                         NA   $15.594     $9.769       NA       NA   $13.835
Unit value at end of period                               NA   $18.073    $12.498       NA       NA   $16.298
Number of units outstanding at end of period              NA       794      3,182       NA       NA     5,089
Year Ended Dec. 31, 1994
Unit value at beginning of period                         NA   $15.369    $10.327       NA       NA   $14.698
Unit value at end of period                               NA  $15.594$      9.769       NA       NA   $13.835
Number of units outstanding at end of period              NA       900      2,936       NA       NA     5,331
Year Ended Dec. 31, 1993
Unit value at beginning of period                         NA   $13.095    $10.848       NA       NA   $13.586
Unit value at end of period                               NA   $15.369    $10.327       NA       NA   $14.698
Number of units outstanding at end of period              NA       437      2,772       NA       NA     6,108
Year Ended Dec. 31, 1992
Unit value at beginning of period                         NA   $11.848    $9.992*       NA       NA   $12.798
Unit value at end of period                               NA   $13.095    $10.848       NA       NA   $13.586
Number of units outstanding at end of period              NA        77        617       NA       NA     2,266
Period from Inception* to Dec. 31, 1991
Unit value at beginning of period                         NA   $10.787         NA       NA       NA   $12.036
Unit value at end of period                               NA   $11.848         NA       NA       NA   $12.798
Number of units outstanding at end of period              NA         8         NA       NA       NA       213


(Number of units in thousands)                     Franklin Franklin                        Templeton
                                         Franklin    Zero     Zero     Mutual     Mutual   Developing  Templeton
                                            Value    Coupon   Coupon   Discovery   Shares     Markets    Growth
Investment Options                      Securities   2005     2010   Securities Securities Securities Securities
------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 2000
Unit value at beginning of period          $7.736   $23.205    $24.164   $13.701   $13.237   $12.188     $19.466
Unit value at end of period                $9.553   $25.758    $28.289   $14.922   $14.831    $8.473     $19.529
Number of units outstanding at end of period   60       230        134       685     1,344       411       1,309
Year Ended December 31, 1999
Unit value at beginning of period          $7.717   $25.003    $27.920   $11.226   $11.837    $7.993     $16.309
Unit value at end of period                $7.736   $23.205    $24.164   $13.701   $13.237   $12.188     $19.466
Number of units outstanding at end of period   35       259        197       810     1,879       615       1,859
Year Ended Dec. 31, 1998
Unit value at beginning of period         $10.000   $22.532    $24.740   $11.983   $11.993   $10.340     $15.176
Unit value at end of period                $7.717   $25.003    $27.920   $11.226   $11.837    $7.993     $16.309
Number of units outstanding at end of period   19       349        272     1,127     2,264       749       2,239
Year Ended Dec. 31, 1997
Unit value at beginning of period              NA   $20.517    $21.522   $10.180   $10.330   $11.487     $13.560
Unit value at end of period                    NA   $22.532    $24.740   $11.983   $11.993   $10.340     $15.176
Number of units outstanding at end of period   NA       345        292       924     1,823     1,160       2,594
Year Ended Dec. 31, 1996
Unit value at beginning of period              NA   $20.914    $22.431  $10.122*  $10.112*    $9.582     $11.339
Unit value at end of period                    NA   $20.517    $21.522   $10.180   $10.330   $11.487     $13.560
Number of units outstanding at end of period   NA       428        348        27        43     1,042       2,146
Year Ended Dec. 31, 1995
Unit value at beginning of period              NA   $16.096    $15.930        NA        NA    $9.454     $10.201
Unit value at end of period                    NA   $20.914    $22.431        NA        NA    $9.582     $11.339
Number of units outstanding at end of period   NA       456        372        NA        NA       757       1,417
Year Ended Dec. 31, 1994
Unit value at beginning of period              NA   $18.050    $18.144        NA        NA   $9.994*     $9.984*
Unit value at end of period                    NA   $16.096    $15.930        NA        NA    $9.454     $10.201
Number of units outstanding at end of period   NA       403        252        NA        NA       591         921
Year Ended Dec. 31, 1993
Unit value at beginning of period              NA   $14.975    $14.670        NA        NA        NA          NA
Unit value at end of period                    NA   $18.050    $18.144        NA        NA        NA          NA
Number of units outstanding at end of period   NA       341        193        NA        NA        NA          NA
Year Ended Dec. 31, 1992
Unit value at beginning of period              NA   $13.705    $13.482        NA        NA        NA          NA
Unit value at end of period                    NA   $14.975    $14.670        NA        NA        NA          NA
Number of units outstanding at end of period   NA       108         60        NA        NA        NA          NA
Period from Inception* to Dec. 31, 1991
Unit value at beginning of period              NA   $12.369    $12.013        NA        NA        NA          NA
Unit value at end of period                    NA   $13.705    $13.482        NA        NA        NA          NA
Number of units outstanding at end of period   NA         3          1        NA        NA        NA          NA


(Number of units in thousands)                               SP Strategic
                                                   Templeton  Partners    SP Jennison
                                                     Int'l     Focused      Int'l
Investment Options                                Securities   Growth       Growth
--------------------------------------------------------------------------------
Unit value at beginning of period                   $23.022         NA         NA
Unit value at end of period                         $21.586     $7.949     $8.485
Number of units outstanding at end of period          1,507         NA         NA
Year Ended December 31, 1999
Unit value at beginning of period                   $18.437         NA         NA
Unit value at end of period                         $23.022         NA         NA
Number of units outstanding at end of period          2,034         NA         NA
Year Ended Dec. 31, 1998
Unit value at beginning of period                   $17.711         NA         NA
Unit value at end of period                         $18.437         NA         NA
Number of units outstanding at end of period          2,938         NA         NA
Year Ended Dec. 31, 1997
Unit value at beginning of period                   $16.081         NA         NA
Unit value at end of period                         $17.711         NA         NA
Number of units outstanding at end of period          4,063         NA         NA
Year Ended Dec. 31, 1996
Unit value at beginning of period                   $13.263         NA         NA
Unit value at end of period                         $16.081         NA         NA
Number of units outstanding at end of period          4,375         NA         NA
Year Ended Dec. 31, 1995
Unit value at beginning of period                   $12.161         NA         NA
Unit value at end of period                         $13.263         NA         NA
Number of units outstanding at end of period          4,073         NA         NA
Year Ended Dec. 31, 1994
Unit value at beginning of period                   $12.226         NA         NA
Unit value at end of period                         $12.161         NA         NA
Number of units outstanding at end of period          4,079         NA         NA
Year Ended Dec. 31, 1993
Unit value at beginning of period                    $9.642         NA         NA
Unit value at end of period                         $12.226         NA         NA
Number of units outstanding at end of period          1,346         NA         NA
Year Ended Dec. 31, 1992
Unit value at beginning of period                   $9.992*         NA         NA
Unit value at end of period                          $9.642         NA         NA
Number of units outstanding at end of period             88         NA         NA
Period from Inception* to Dec. 31, 1991
Unit value at beginning of period                        NA         NA         NA
Unit value at end of period                              NA         NA         NA
Number of units outstanding at end of period             NA         NA         NA



* Unit Value at inception
Thereare no accumulation units shown for the USAZ American Growth Fund, USAZ Growth Fund, SP Jennison International Growth Portfolio, SP Strategic Partners Focused Growth Portfolio, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Van Kampen Growth Fund, and the Van Kampen LIT Emerging Growth Portfolio, because they commenced operations under this contract as of May 1, 2001 and therefore had no assets as of December 31, 2000.

There are no accumulation units shown for the USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, AZOA Global Opportunities Fund, AZOA Money Market Fund, USAZ Templeton Developed Markets Fund, PIMCO VIT High Yield Bond Portfolio, PIMCO VIT StocksPLUS Growth and Income Portfolio, PIMCO VIT Total Return Bond Portfolio, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund, and the USAZ PIMCO Value Fund because they commenced operations under this contract as of the date of this prospectus and therefore had no assets as of December 31, 2000.




                       STATEMENT OF ADDITIONAL INFORMATION
                                  VALUEMARK II
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       and
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                                November 5, 2001


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN. THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING.FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 152 West 57th Street, New York, NY 10019, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED November 5, 2001, AND AS MAY BE AMENDED FROM TIME TO TIME.


--------------------------------------------------------------------------------

Contents                                           Page
Company                                               2
Experts                                               2
Legal Opinions                                        2
Distributor                                           2
Reduction or Elimination of the
 Contingent Deferred Sales Charge                     2
Calculation of Performance Data                       2
Federal Tax Status                                    7
Annuity Provisions                                   12
Financial Statements                                 13



                                                                     PV2SAI-1101

--------------------------------------------------------------------------------
Company Information regarding Preferred Life Insurance Company of New York (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++ (Superior, group rating) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Preferred Life Variable Account C and the consolidated financial statements of the Company as of and for the year ended December 31, 2000 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Stewart Gregg, Senior Counsel to the Preferred Life Insurance Company of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, a subsidiary of Allianz Life Insurance Company of North America, the Company's parent, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return


From time to time,  the  Company  may  advertise  the  performance  data for the
Investment Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Investment Options and any applicable contingent deferred sales charge and contract maintenance charge ("Standardized Total Return"). The contingent deferred sales charge and contract maintenance charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contingent deferred sales charge and contract maintenance charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:
                         P (1 + T)n = ERV
--------------------------------------------------------------------------------
where:
P = a hypothetical  initial  payment of $1,000;
T = average annual total
return;
n = number of years;
ERV = ending  redeemable  value of a hypothetical
$1,000 purchase payment made at the beginning of the period at the end of the period. The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the contract maintenance charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield


The AZOA Money Market Fund. The Company may advertise yield information for the AZOA Money Market Fund. The AZOA Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Investment Option's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the contract maintenance charge and, in certain instances, the value of the underlying Investment Option's investment securities. The fact that the Investment Option's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Investment Option's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The AZOA Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Investment Option, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and contract maintenance charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on December 31, 2000, the AZOA Money Market Fund had a current yield of 3.54% and an effective yield of 3.60%.

Other Investment Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Investment Options. Each Investment Option (other than the AZOA Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and contract maintenance charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

             Yield = 2 [((a-b) + 1)6 - 1]
                         cd
where:


a = net investment income earned during the period by the Investment Option attributable to shares owned by the Investment Option;


b = expenses accrued for the period (net of reimbursements, if applicable);
c = the  average  daily  number of  Accumulation  Units  outstanding  during the period;
d = the maximum offering price per Accumulation Unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no contingent deferred sales charges have been deducted (see the Prospectus for information regarding the contingent deferred sales charge). The Company does not currently advertise yield information for any Investment Option (other than the AZOA Money Market Fund).

Performance  Ranking
Total return  information for the Investment
Options may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R). From time to time, evaluation of performance by independent sources may also be used.

Performance Information
Total returns reflect all aspects of an Investment Option return, including the automatic reinvestment by Preferred Life Variable Account C of all distributions and any change in an Investment Option's value over the period.


The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Investment Option and are shown both with and without the deduction of the contingent deferred sales charge and contract maintenance charge. The inception dates of the Investment Options pre-date the inception dates of the corresponding Investment Options of the Separate Account. For periods starting prior to the date the Investment Options were invested , the performance is based on the historical performance of the corresponding Investment Option. Past performance does not guarantee future results.

Standardized Total Return
Average Annual Total Return for the period ended December 31, 2000: with contingent deferred sales charge and Other Charges

                                                                     Annual Total Return
------------------------------------------------------------------------------------------------------------------------------------
                                              Inception                                                       Since
Investment Options                               Date       1 YR%      3 YRS%     5 YRS%     10 YRS%        Inception
------------------                               ----       -----      ------     ------     -------        ---------
AZOA (ALLIANZ OF AMERICA)
   AZOA Diversified Assets                     11/11/1999     -2.28%     N/A       N/A          N/A            0.09%
   AZOA Fixed Income                           11/11/1999      5.81%     N/A       N/A          N/A            3.25%
   AZOA Growth                                 11/11/1999    -15.87%     N/A       N/A          N/A           -7.71%
FRANKLIN TEMPLETON
Class 1 Shares
   Franklin Global Communications Securities1   1/24/1989    -38.13%     -0.89%      5.53%        7.82%        8.19%
   Franklin Growth and Income Securities1       1/24/1989     12.01%      6.68%     11.81%       11.93%        9.69%
   Franklin High Income                         1/24/1989    -18.56%     -6.53%      0.61%        7.05%        4.94%
   Franklin Income Securities1                  1/24/1989     13.76%      3.88%      7.60%       11.25%        9.17%
   Franklin Large Cap Growth Securities1         5/1/1996     -0.06%     16.48%        N/A          N/A       17.19%
   Franklin Real Estate1/2                      1/24/1989     25.77%     -1.27%      8.88%       11.89%        8.88%
   Franklin Rising Dividends Securities1        1/27/1992     15.02%      3.08%     12.35%          N/A        9.42%
   Franklin S&P 500 Index1                      11/1/1999    -14.09%        N/A        N/A          N/A       -8.14%
   Franklin Small Cap1                          11/1/1995    -20.13%     16.26%     18.56%          N/A       18.25%
   Franklin U.S. Government                     3/14/1989      5.92%      3.73%      4.52%        6.15%        6.19%
   Franklin Value Securities1                    5/1/1998     19.14%        N/A        N/A          N/A       -2.68%
   Franklin Zero Coupon - 2005                  3/14/1989      6.65%      3.79%      4.10%        8.29%        8.28%
   Franklin Zero Coupon - 2010                  3/14/1989     12.72%      3.80%      4.59%        9.46%        9.14%
   Mutual Discovery Securities1                 11/8/1996      4.57%      6.85%        N/A          N/A        9.96%
   Mutual Shares Securities1                    11/8/1996      7.69%      6.60%        N/A          N/A        9.80%
   Templeton Developing Markets Securities1/3   3/15/1994    -34.83%     -7.38%     -2.61%          N/A       -2.51%
   Templeton Growth Securities1                 3/15/1994     -4.02%      8.05%     11.36%          N/A       10.26%
   Templeton International Securities1/3        1/27/1992    -10.59%      6.08%     10.10%          N/A        8.92%

1 Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
2 These returns reflect periods of rapidly rising stock markets and such gains may not continue.
3 Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets, and International Investment Options.

Thereis no performance shown for the USAZ American Growth Fund USAZ Growth Fund, USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Van Kampen Growth Fund and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of May 1, 2001.


There is no performance shown for the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio because they were first offered under this policy as of December 15, 2000.


There is no performance shown for the USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Capital Large Cap Growth Fund, USAZ Alliance Capital Technology Fund, AZOA Diversified Assets Fund AZOA Fixed Income Fund AZOA Global Opportunites Fund, AZOA Growth Fund AZOA Money Market Fund, USAZ Templeton Developed Markets Fund PIMCO VIT High Yield Bond Portfolio, PIMCO VIT StocksPLUS Growth and Income Portfolio, PIMCO VIT Total Return Bond Portfolio, USAZ PIMCO Growth and Income Fund, USAZ PIMCO Renaissance Fund and the USAZ PIMCO Value Fund because they were first offered under the policy as the date of this prospectus.

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period. The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:


     Current Name                         Previous Name
-----------------------------------------------------------------------
AZOA Diversified Assets Fund      USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund            USAllianz VIP Fixed Income Fund
AZOA Growth Fund                  USAllianz VIP Growth Fund

Non-Standardized Total Return
Total Return for the period ended December 31, 2000: Without contingent deferred sales charge or contract maintenance charge


                                                                     Annual Total  Return
-----------------------------------------------------------------------------------------------------------------------
                                               Inception                                                    Since
Investment Options                               Date       1 YR%      3 YRS%      5 YRS%      10 YRS%    Inception
------------------                               ----       -----      ------      ------      -------    ---------

AZOA ( ALLIANZ OF AMERICA)
   AZOA  Diversified Assets                    11/11/1999      2.07%        N/A           N/A        N/A        3.33%
   AZOA  Fixed Income                          11/11/1999     10.16%        N/A           N/A        N/A        6.48%
   AZOA  Growth                                11/11/1999    -11.52%        N/A           N/A        N/A       -4.44%
FRANKLIN TEMPLETON
Class 1 Shares
   Franklin Global Communications Securities1   1/24/1989    -33.78%     -0.06%         5.66%      7.89%        8.25%
   Franklin Growth and Income Securities1       1/24/1989     16.36%      7.41%        11.94%     11.99%        9.76%
   Franklin High Income                         1/24/1989    -14.21%     -5.60%         0.77%      7.11%        5.01%
   Franklin Income Securities 1                 1/24/1989     18.11%      4.65%         7.74%     11.31%        9.24%
   Franklin Large Cap Growth Securities1         5/1/1996      4.29%     17.10%           N/A        N/A       17.32%
   Franklin Real Estate1/2                      1/24/1989     30.12%     -0.41%         9.02%     11.95%        8.95%
   Franklin Rising Dividends Securities1        1/27/1992     19.37%      3.87%        12.47%        N/A        9.50%
   Franklin S&P 500 Index 1                     11/1/1999     -9.74%        N/A           N/A        N/A       -4.86%
   Franklin Small Cap1                          11/1/1995    -15.78%     16.89%        18.67%        N/A       18.34%
   Franklin U.S. Government                     3/14/1989     10.27%      4.50%         4.68%      6.22%        6.26%
   Franklin Value Securities1                    5/1/1998     23.49%        N/A           N/A        N/A       -1.70%
   Franklin Zero Coupon - 2005                  3/14/1989     11.00%      4.56%         4.25%      8.36%        8.34%
   Franklin Zero Coupon - 2010                  3/14/1989     17.07%      4.57%         4.75%      9.52%        9.21%
   Mutual Discovery Securities1                 11/8/1996      8.92%      7.59%           N/A        N/A       10.13%
   Mutual Shares Securities1                    11/8/1996     12.04%      7.34%           N/A        N/A        9.97%
   Templeton Developing Markets Securities1/3   3/15/1994    -30.48%     -6.42%        -2.43%        N/A       -2.41%
   Templeton Growth Securities1                 3/15/1994      0.33%      8.77%        11.49%        N/A       10.34%
   Templeton International Securities1/3        1/27/1992     -6.24%      6.82%        10.23%        N/A        8.99%

4 Ongoing stock market volatility can dramatically change the Investment Options' short-term performance; current results may differ.
5 These returns reflect periods of rapidly rising stock markets and such gains may not continue.
6 Performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets, and International Investment Options.

There is no performance shown for the USAZ American Growth Fund USAZ Growth Fund USAZ Van Kampen Aggressive Growth Fund, USAZ Van Kampen Comstock Fund, USAZ Van Kampen Growth and Income Fund, USAZ Van Kampen Growth Fund and the Van Kampen LIT Emerging Growth Portfolio because they were first offered under this policy as of May 1, 2001.

There is no performance shown for the SP Jennison International Growth Portfolio and the SP Strategic Partners Focused Growth Portfolio because they were first offered under this policy as of December 15, 2000.

There is no performance shown for the USAZ Alliance Capital Growth and Income Fund, USAZ Alliance Captial Large Cap Growth Fund, USAZ Alliance Captial Technology Fund, AZOA Diversified Assets Fund AZOA Fixed Income Fund AZOA Global Opportunites Fund, AZOA Growth Fund AZOA Money Market Fund, USAZ Templeton Developed Markets Fund PIMCO VIT High Yield Bond Portfolio, PIMCO VIT StocksPLUS Growth and Income Portfolio, PIMCO VIT Total Return Bond Portfolio USAZ PIMCO Growth and Income Fund USAZ PIMCO Renaissance Fund, USAZ PIMCO Value Fund because they were offered under the policy as the date of this prospectus.

You should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period. The Investment Option name, listed on the previous tables, has changed as of the date of this Statement of Additional Information as follows:

     Current Name                                    Previous Name
   -----------------------------------------------------------------
AZOA Diversified Assets Fund      USAllianz VIP Diversified Assets Fund
AZOA Fixed Income Fund            USAllianz VIP Fixed Income Fund
AZOA Growth Fund                  USAllianz VIP Growth Fund

Federal                                Tax                                Status
--------------------------------------------------------------------------------
Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.


On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment Options underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the Investment Option is represented by any one investment; (2) no more than 70% of the value of the total assets of the Investment Option is represented by any two investments; (3) no more than 80% of the value of the total assets of the Investment Option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the Investment Option is represented by any four investments.


The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple  Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Partial  1035  Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax  Treatment of  Assignments
An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits
Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: (a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or (b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions); or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.


Required Distributions

In order to be treated as an annuity  contract for Federal  income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the death or change of an annuitant is treated as the death of the owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.


Tax Treatment of Withdrawals -Non-Qualified Contracts Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m) (7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified  Plans
The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Insurance Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

a. Tax-Sheltered Annuities
Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c) (3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b. Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998. Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m) (7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d) (1) (D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72 (t) (7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72 (t) (8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403 (b) (11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72 (m) (7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------


Variable Annuity Payout
A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Investment Option(s) of the Variable Account. At the Income Date, the Contract Value in each Investment Option will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


3. The total dollar amount of each Variable Annuity variable payout is the sum of all Investment Option Variable Annuity payments, reduced by the contract maintenance charge.

Annuity Unit Value
--------------------------------------------------------------------------------
The value of an Annuity Unit for an Investment Option is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:
1. is the net result of

     a.the assets of the Investment  Option  attributable  to the Annuity Units;
       plus or minus

     b.thecumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Investment Option;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and
3. is the number of Annuity Units
outstanding at the end of the Valuation Period. The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout
A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------
The audited financial statements of the Company as of and for the year ended December 31, 2000, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2000 are also included herein.




                        PREFERRED LIFE VARIABLE ACCOUNT C
                                       of
                  PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
                              Financial Statements
                                December 31, 2000

                                        ----------------------------------------

PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Independent Auditors' Report

The Board of Directors of Preferred Life Insurance Company of New York and Contract Owners of Preferred Life Variable Account C:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Preferred Life Variable Account C as of December 31, 2000, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Preferred Life Variable Account C at December 31, 2000, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                      KPMG LLP

Minneapolis, Minnesota
March 30, 2001

                                       1
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements

Statements of Assets and Liabilities
December 31, 2000
(In thousands)

                                                                                                       Alger           Franklin
                                                                                       Alger          American        Aggressive
                                                                        AIM           American       Leveraged          Growth
                                                                    V.I. Growth        Growth          AllCap         Securities
                                                                       Fund          Portfolio       Portfolio           Fund
                                                                    --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $3,349           1,452           1,147             460
                                                                    --------------------------------------------------------------
      Total assets .........................................           3,349           1,452           1,147             460
                                                                    ==============================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               4               4               5               2
                                                                    --------------------------------------------------------------
    Total liabilities ......................................               4               4               5               2
                                                                    --------------------------------------------------------------
    Net assets .............................................          $3,345           1,448           1,142             458
                                                                    ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $3,054           1,188             867             438
    Contracts in accumulation period - Valuemark IV (note 6)             291             260             275              20
    Contracts in annuity payment period (note 2) ...........              --              --              --              --
                                                                    --------------------------------------------------------------
Total contract owners' equity ..............................          $3,345           1,448           1,142             458
                                                                    ==============================================================

  * Investment shares ......................................             135              31              30              61
    Investments at cost ....................................          $4,546           1,859           1,660             626

                                                                                      Franklin      Franklin
                                                                   Franklin Global     Global       Growth and       Franklin
                                                                   Communications    Health Care      Income           High
                                                                    Securities       Securities     Securities        Income
                                                                       Fund             Fund           Fund            Fund
                                                                   ---------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $43,111           3,222          69,700          16,266
                                                                   ---------------------------------------------------------
      Total assets .........................................          43,111           3,222          69,700          16,266
                                                                   =========================================================
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Total liabilities ......................................             100             (58)             88              24
                                                                   ---------------------------------------------------------
    Net assets .............................................         $43,011           3,280          69,612          16,242
                                                                   =========================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $41,997           2,875          67,196          15,147
    Contracts in accumulation period - Valuemark IV (note 6)           1,014             405           2,275           1,095
    Contracts in annuity payment period (note 2) ...........              --              --             141              --
                                                                   ---------------------------------------------------------
Total contract owners' equity ..............................         $43,011           3,280          69,612          16,242
                                                                   =========================================================

  * Investment shares ......................................           3,347             190           4,062           1,905
    Investments at cost ....................................         $58,351           2,554          66,809          23,643

                 See accompanying notes to financial statements.

                                       2
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                       Franklin                          Franklin
                                                                     Franklin          Large Cap       Franklin           Natural
                                                                      Income            Growth          Money            Resources
                                                                     Securities       Securities        Market           Securities
                                                                       Fund              Fund            Fund               Fund
                                                                     --------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
      Total assets .........................................           44,538           28,511           23,206             3,578
                                                                     --------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Total liabilities ....................................              184                9              (55)               16
                                                                     --------------------------------------------------------------
      Net assets ...........................................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $43,031           25,664           22,687             3,334
    Contracts in accumulation period - Valuemark IV (note 6)            1,228            2,838              574               228
    Contracts in annuity payment period (note 2) ...........               95               --               --                --
                                                                     --------------------------------------------------------------
Total contract owners' equity ..............................          $44,354           28,502           23,261             3,562
                                                                     ==============================================================

  * Investment shares ......................................            3,030            1,356           23,206               241
    Investments at cost ....................................          $45,892           22,134           23,206             3,130

                                                                                      Franklin
                                                                      Franklin          Rising          Franklin
                                                                        Real          Dividends         S&P 500
                                                                       Estate         Securities         Index
                                                                        Fund             Fund             Fund
                                                                      -----------------------------------------
Assets:
    Investments at net asset value* ........................           $9,951           35,144            2,287
                                                                      -----------------------------------------
      Total assets .........................................            9,951           35,144            2,287
                                                                      -----------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                6              102                5
                                                                      -----------------------------------------
      Total liabilities ....................................                6              102                5
                                                                      -----------------------------------------
      Net assets ...........................................           $9,945           35,042            2,282
                                                                      =========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $9,803           33,131            1,929
    Contracts in accumulation period - Valuemark IV (note 6)              142            1,911              353
    Contracts in annuity payment period (note 2) ...........               --               --               --
                                                                      -----------------------------------------
Total contract owners' equity ..............................           $9,945           35,042            2,282
                                                                      =========================================

  * Investment shares ......................................              570            2,656              237
    Investments at cost ....................................           $9,985           35,480            2,459

                 See accompanying notes to financial statements.

                                       3
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                                        Franklin         Franklin        Franklin
                                                                     Franklin          Technology          U.S.           Value
                                                                     Small Cap         Securities       Government      Securities
                                                                       Fund               Fund            Fund             Fund
                                                                     ---------------------------------------------------------------
Assets:
    Investments at net asset value* ........................          $19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
      Total assets .........................................           19,035              491           43,245            1,038
                                                                     ---------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Total liabilities ....................................                4                2               33                7
                                                                     ---------------------------------------------------------------
      Net assets ...........................................          $19,031              489           43,212            1,031
                                                                     ===============================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)          $17,715              436           41,854              558
    Contracts in accumulation period - Valuemark IV (note 6)            1,316               53            1,358              473
    Contracts in annuity payment period (note 2) ...........               --               --               --               --
                                                                     ---------------------------------------------------------------
Total contract owners' equity ..............................          $19,031              489           43,212            1,031
                                                                     ===============================================================

  * Investment shares ......................................              896               65            3,286              105
    Investments at cost ....................................          $16,734              673           43,325              838

                                                                      Franklin         Franklin         Mutual
                                                                        Zero             Zero          Discovery
                                                                       Coupon           Coupon        Securities
                                                                     Fund - 2005      Fund - 2010        Fund
                                                                     -------------------------------------------
Assets:
    Investments at net asset value* ........................           $6,029            3,986           10,824
                                                                     -------------------------------------------
      Total assets .........................................            6,029            3,986           10,824
                                                                     -------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................               13                8               11
                                                                     -------------------------------------------
      Total liabilities ....................................               13                8               11
                                                                     -------------------------------------------
      Net assets ...........................................           $6,016            3,978           10,813
                                                                     ===========================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)           $5,852            3,768           10,173
    Contracts in accumulation period - Valuemark IV (note 6)              102              210              640
    Contracts in annuity payment period (note 2) ...........               62               --               --
                                                                     -------------------------------------------
Total contract owners' equity ..............................           $6,016            3,978           10,813
                                                                     ===========================================

  * Investment shares ......................................              380              242              744
    Investments at cost ....................................           $5,909            3,840            8,971

                 See accompanying notes to financial statements.

                                       4
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)


                                                                     Mutual           Templeton       Templeton          Templeton
                                                                     Shares             Asset         Developing       Global Income
                                                                   Securities         Strategy    Markets Securities     Securities
                                                                      Fund              Fund             Fund              Fund
                                                                   -----------------------------------------------------------------
Assets:
    Investments at net asset value* ........................         $22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
      Total assets .........................................          22,464            2,390            3,691            6,379
                                                                   -----------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Total liabilities ....................................              33                3               10               21
                                                                   -----------------------------------------------------------------
      Net assets ...........................................         $22,431            2,387            3,681            6,358
                                                                   =================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $19,922            2,328            3,482            6,208
    Contracts in accumulation period - Valuemark IV (note 6)           2,509               59              199              150
    Contracts in annuity payment period (note 2) ...........              --               --               --               --
                                                                   -----------------------------------------------------------------
Total contract owners' equity ..............................         $22,431            2,387            3,681            6,358
                                                                   =================================================================

  * Investment shares ......................................         1,577              124              703              553
    Investments at cost ....................................       $18,896            2,512            5,058            7,011

                                                                                                      Templeton
                                                                    Templeton        Templeton      International
                                                                     Growth        International       Smaller
                                                                   Securities        Securities       Companies
                                                                      Fund              Fund             Fund
                                                                   ----------------------------------------------
Assets:
    Investments at net asset value* ........................         $27,688           33,141              924
                                                                   ----------------------------------------------
      Total assets .........................................          27,688           33,141              924
                                                                   ----------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................              23               18                4
                                                                   ----------------------------------------------
      Total liabilities ....................................              23               18                4
                                                                   ----------------------------------------------
      Net assets ...........................................         $27,665           33,123              920
                                                                   ==============================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)         $25,526           32,502              785
    Contracts in accumulation period - Valuemark IV (note 6)           2,101              621              135
    Contracts in annuity payment period (note 2) ...........              38               --               --
                                                                   ----------------------------------------------
Total contract owners' equity ..............................         $27,665           33,123              920
                                                                   ==============================================

  * Investment shares ......................................           2,012            1,765               86
    Investments at cost ....................................         $26,486          $36,696              958

                 See accompanying notes to financial statements.

                                       5
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 2000
(In thousands)

                                                                Templeton          USAllianz      USAllianz
                                                              Pacific Growth    VIP Diversified   VIP Fixed    USAllianz    Total
                                                                Securities          Assets         Income      VIP Growth    All
                                                                  Fund               Fund           Fund         Fund       Funds
                                                              ---------------------------------------------------------------------
Assets:
    Investments at net asset value* ........................     $ 3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
      Total assets .........................................       3,261              204            159          144       471,015
                                                              ---------------------------------------------------------------------
Liabilities:
    Accrued mortality and expense risk
      and administrative charges ...........................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Total liabilities ....................................          12                1              1            2           642
                                                              ---------------------------------------------------------------------
      Net assets ...........................................     $ 3,249              203            158          142       470,373
                                                              =====================================================================
Contract owners' equity:
    Contracts in accumulation period - Valuemark II (note 6)     $ 3,174              180            136          126       447,066
    Contracts in accumulation period - Valuemark IV (note 6)          75               23             22           16        22,971
    Contracts in annuity payment period (note 2) ...........          --               --             --           --           336
                                                              ---------------------------------------------------------------------
Total contract owners' equity ..............................     $ 3,249              203            158          142       470,373
                                                              =====================================================================

  * Investment shares ......................................         431               15             20           16        54,076
    Investments at cost ....................................       3,558              163            210          152       484,323

                 See accompanying notes to financial statements.

                                       6
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations
For the year ended December 31, 2000
(In thousands)

                                                                                                              Alger       Franklin
                                                                                               Alger         American     Aggressive
                                                                                AIM           American       Leveraged      Growth
                                                                            V.I. Growth        Growth          AllCap     Securities
                                                                               Fund           Portfolio      Portfolio       Fund
                                                                            --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................         $    --            --             --            --
                                                                            --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              46            16             18             1
           Valuemark IV .............................................               3             3              2             1
                                                                            --------------------------------------------------------
      Total expenses ................................................              49            19             20             2
                                                                            --------------------------------------------------------
      Investment income (loss), net .................................             (49)          (19)           (20)           (2)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             113           184            124            --
    Realized gains (losses) on sales of investments, net ............             (91)          (12)           (72)          (21)
                                                                            --------------------------------------------------------
           Realized gains (losses) on investments, net ..............              22           172             52           (21)
                                                                            --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................          (1,209)         (426)          (517)         (165)
                                                                            --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............          (1,187)         (254)          (465)         (186)
                                                                            --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............         $(1,236)         (273)          (485)         (188)
                                                                            ========================================================

                                                                                            Franklin      Franklin
                                                                           Franklin Global    Global      Growth and
                                                                           Communications   Health Care     Income
                                                                             Securities     Securities    Securities
                                                                                Fund           Fund          Fund
                                                                           ------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $  1,570             1          4,729
                                                                           ------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             930            22          1,168
           Valuemark IV .............................................              14             7             32
                                                                           ------------------------------------------
      Total expenses ................................................             944            29          1,200
                                                                           ------------------------------------------
      Investment income (loss), net .................................             626           (28)         3,529

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............          15,022            --          8,848
    Realized gains (losses) on sales of investments, net ............           1,366           226           (107)
                                                                           ------------------------------------------
           Realized gains (losses) on investments, net ..............          16,388           226          8,741
                                                                           ------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................         (40,791)          628         (2,394)
                                                                           ------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............         (24,403)          854          6,347
                                                                           ------------------------------------------
Net increase (decrease) in net assets from operations ...............        $(23,777)          826          9,876
                                                                           ==========================================

                 See accompanying notes to financial statements.

                                       7
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                                            Franklin
                                                                               Franklin     Franklin        Large Cap     Franklin
                                                                                 High        Income          Growth        Money
                                                                                Income     Securities      Securities      Market
                                                                                 Fund         Fund            Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $   103        5,858            144         1,236
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              286          782            402           290
           Valuemark IV .............................................               17           19             35            13
                                                                               ----------------------------------------------------
      Total expenses ................................................              303          801            437           303
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (200)       5,057           (293)          933

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --        2,276          1,595            --
    Realized gains (losses) on sales of investments, net ............           (3,394)      (1,452)         1,785            --
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............           (3,394)         824          3,380            --
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................              718        1,755         (1,828)           --
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (2,676)       2,579          1,552            --
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $(2,876)       7,636          1,259           933
                                                                               ====================================================

                                                                               Franklin                    Franklin
                                                                               Natural       Franklin       Rising
                                                                              Resources        Real        Dividends
                                                                              Securities      Estate      Securities
                                                                                 Fund          Fund          Fund
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................           $   21          680          1,339
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               44          138            482
           Valuemark IV .............................................                4            2             26
                                                                              --------------------------------------
      Total expenses ................................................               48          140            508
                                                                              --------------------------------------
      Investment income (loss), net .................................              (27)         540            831

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............               --          405          6,098
    Realized gains (losses) on sales of investments, net ............              (61)        (413)        (1,646)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              (61)          (8)         4,452
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            1,012        2,015            462
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............              951        2,007          4,914
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............           $  924        2,547          5,745
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       8
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                               Franklin                      Franklin     Franklin
                                                                               S&P 500        Franklin      Technology      U.S.
                                                                                Index        Small Cap      Securities   Government
                                                                                Fund           Fund           Fund          Fund
                                                                               ----------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $    1            --            --             45
                                                                               ----------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................              26           316             2            626
           Valuemark IV .............................................               2            17             1             30
                                                                               ----------------------------------------------------
      Total expenses ................................................              28           333             3            656
                                                                               ----------------------------------------------------
      Investment income (loss), net .................................             (27)         (333)           (3)          (611)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --         1,755            --             --
    Realized gains (losses) on sales of investments, net ............              (2)        2,760            (4)        (1,475)
                                                                               ----------------------------------------------------
           Realized gains (losses) on investments, net ..............              (2)        4,515            (4)        (1,475)
                                                                               ----------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................            (181)       (8,010)         (181)         6,479
                                                                               ----------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............            (183)       (3,495)         (185)         5,004
                                                                               ----------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (210)       (3,828)         (188)         4,393
                                                                               ====================================================

                                                                               Franklin      Franklin     Franklin
                                                                                Value          Zero         Zero
                                                                              Securities      Coupon       Coupon
                                                                                 Fund       Fund - 2000  Fund - 2005
                                                                              --------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................            $  3           644             6
                                                                              --------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................               6           135           147
           Valuemark IV .............................................               7             4             2
                                                                              --------------------------------------
      Total expenses ................................................              13           139           149
                                                                              --------------------------------------
      Investment income (loss), net .................................             (10)          505          (143)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............              --           119           153
    Realized gains (losses) on sales of investments, net ............              12        (3,190)          (98)
                                                                              --------------------------------------
           Realized gains (losses) on investments, net ..............              12        (3,071)           55
                                                                              --------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................             179         1,465           611
                                                                              --------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............             191        (1,606)          666
                                                                              --------------------------------------
Net increase (decrease) in net assets from operations ...............            $181        (1,101)          523
                                                                              ======================================

                 See accompanying notes to financial statements.

                                       9
----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)


                                                                            Franklin         Mutual        Mutual        Templeton
                                                                              Zero         Discovery       Shares          Asset
                                                                             Coupon        Securities    Securities      Strategy
                                                                           Fund - 2010        Fund          Fund           Fund
                                                                           ---------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................        $    4            351           711             5
                                                                           ---------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            56            155           303            38
           Valuemark IV .............................................             4              9            34             1
                                                                           ---------------------------------------------------------
    Total expenses ..................................................            60            164           337            39
                                                                           ---------------------------------------------------------
    Investment income (loss), net ...................................           (56)           187           374           (34)
                                                                           ---------------------------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            68             --           615            --
    Realized gains (losses) on sales of investments, net ............          (259)           480           876           (67)
                                                                           ---------------------------------------------------------
           Realized gains (losses) on investments, net ..............          (191)           480         1,491           (67)
                                                                           ---------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           899            348           642             9
                                                                           ---------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           708            828         2,133           (58)
                                                                           ---------------------------------------------------------
Net increase (decrease) in net assets from operations ...............        $  652          1,015         2,507           (92)
                                                                           =========================================================

                                                                            Templeton
                                                                            Developing     Templeton     Templeton
                                                                             Markets     Global Income    Growth
                                                                           Securities     Securities    Securities
                                                                              Fund           Fund          Fund
                                                                           ---------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................       $    51             12           607
                                                                           ---------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................            71            102           455
           Valuemark IV .............................................             2              2            30
                                                                           ---------------------------------------
    Total expenses ..................................................            73            104           485
                                                                           ---------------------------------------
    Investment income (loss), net ...................................           (22)           (92)          122
                                                                           ---------------------------------------

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............            --             --         3,996
    Realized gains (losses) on sales of investments, net ............          (332)          (493)          405
                                                                           ---------------------------------------
           Realized gains (losses) on investments, net ..............          (332)          (493)        4,401
                                                                           ---------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................        (1,645)           701        (4,848)
                                                                           ---------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (1,977)           208          (447)
                                                                           ---------------------------------------
Net increase (decrease) in net assets from operations ...............       $(1,999)           116          (325)
                                                                           =======================================

                 See accompanying notes to financial statements.

                                       10
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 2000
(In thousands)

                                                                                              Templeton
                                                                           Templeton        International    Templeton
                                                                         International         Smaller     Pacific Growth
                                                                           Securities         Companies      Securities
                                                                             Fund               Fund            Fund
                                                                         --------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................      $     26               19                7
                                                                         --------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................           528               15               67
           Valuemark IV .............................................             7               --                1
                                                                         --------------------------------------------------
      Total expenses ................................................           535               15               68
                                                                         --------------------------------------------------
      Investment income (loss), net .................................          (509)               4              (61)

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............        11,167               --               --
    Realized gains (losses) on sales of investments, net ............          (206)              (7)          (1,602)
                                                                         --------------------------------------------------
           Realized gains (losses) on investments, net ..............        10,961               (7)          (1,602)
                                                                         --------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................       (13,460)             (28)             152
                                                                         --------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............        (2,499)             (35)          (1,450)
                                                                         --------------------------------------------------
Net increase (decrease) in net assets from operations ...............      $ (3,008)             (31)          (1,511)
                                                                         ==================================================


                                                                             USAllianz        USAllianz
                                                                          VIP Diversified     VIP Fixed     USAllianz       Total
                                                                              Assets            Income      VIP Growth       All
                                                                               Fund              Fund         Fund          Funds
                                                                          --------------------------------------------------------
Investment income:
    Dividends reinvested in fund shares .............................          $  9                8            1           18,191
                                                                          --------------------------------------------------------
Expenses:
    Mortality and expense risk and administrative charges -
           Valuemark II .............................................             1                1            2            7,677
           Valuemark IV .............................................            --               --           --              331
                                                                          --------------------------------------------------------
      Total expenses ................................................             1                1            2            8,008
                                                                          --------------------------------------------------------
      Investment income (loss), net .................................             8                7           (1)          10,183

Realized gains (losses) and unrealized appreciation (depreciation) on investments:
    Realized capital gain distributions on mutual funds .............             1               --            3           52,542
    Realized gains (losses) on sales of investments, net ............             3               --           --           (7,091)
                                                                          --------------------------------------------------------
           Realized gains (losses) on investments, net ..............             4               --            3           45,451
                                                                          --------------------------------------------------------
    Net change in unrealized appreciation
      (depreciation) on investments .................................           (19)              --           --          (57,627)
                                                                          --------------------------------------------------------
      Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net ...............           (15)              --            3          (12,176)
                                                                          --------------------------------------------------------
Net increase (decrease) in net assets from operations ...............          $ (7)               7            2           (1,993)
                                                                          ========================================================

                 See accompanying notes to financial statements.

                                       11
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                            AIM V.I.             Alger American
                                                                                          Growth Fund           Growth Portfolio
                                                                                   ------------------------------------------------
                                                                                     2000            1999      2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................      $   (49)            1       (19)           --
             Realized gains (losses) on investments, net .....................           22             9       172            --
             Net change in unrealized appreciation
               (depreciation) on investments .................................       (1,209)           13      (426)           20
                                                                                   ------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................       (1,236)           23      (273)           20
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          297            --       157            --
           Transfers between funds ...........................................        5,416           400     1,577           481
           Surrenders and terminations .......................................       (1,530)          (22)     (491)          (22)
           Rescissions .......................................................           (1)           --        --            --
           Other transactions (note 2) .......................................           (2)           --        (1)           --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................        4,180           378     1,242           459
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        2,944           401       969           479

Net assets at beginning of year ..............................................          401            --       479            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................      $ 3,345           401     1,448           479
                                                                                   ================================================

                                                                                    Alger American        Franklin Aggressive Growth
                                                                               Leveraged AllCap Portfolio      Securities Fund
                                                                               -----------------------------------------------------
                                                                                  2000            1999      2000              1999
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
      Operations:
             Investment income (loss), net ...................................  $  (20)             --        (2)             --
             Realized gains (losses) on investments, net .....................      52               9       (21)             --
             Net change in unrealized appreciation
               (depreciation) on investments .................................    (517)              4      (165)             --
                                                                               -----------------------------------------------------
               Net increase (decrease) in net assets
                 from operations .............................................    (485)             13      (188)             --
                                                                               -----------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     198              --        14              --
           Transfers between funds ...........................................   1,323             212       663              --
           Surrenders and terminations .......................................    (119)             --       (31)             --
           Rescissions .......................................................      --              --        --              --
           Other transactions (note 2) .......................................      --              --        --              --
                                                                               -----------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   1,402             212       646              --
                                                                               -----------------------------------------------------

Increase (decrease) in net assets ............................................     917             225       458              --

Net assets at beginning of year ..............................................     225              --        --              --
                                                                               -----------------------------------------------------

Net assets at end of year ....................................................  $1,142             225       458              --
                                                                               =====================================================

                 See accompanying notes to financial statements.

                                       12
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                Franklin Global Communications      Franklin Global Health Care
                                                                        Securities Fund                   Securities Fund
                                                                ----------------------------------------------------------------
                                                                     2000             1999             2000             1999
                                                                ----------------------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ...................      $    626            1,746             (28)              (7)
           Realized gains (losses) on investments, net .....        16,388           11,061             226              (69)
           Net change in unrealized appreciation
             (depreciation) on investments .................       (40,791)          10,895             628                6
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets
               from operations .............................       (23,777)          23,702             826              (70)
                                                                ----------------------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments ...............................           591              722             173              356
           Transfers between funds .........................           333             (593)          1,886              164
           Surrenders and terminations .....................       (16,228)         (22,175)           (252)            (171)
           Rescissions .....................................            (2)             (11)             --               --
           Other transactions (note 2) .....................           (40)             (45)             --               --
                                                                ----------------------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ..................       (15,346)         (22,102)          1,807              349
                                                                ----------------------------------------------------------------

Increase (decrease) in net assets ..........................       (39,123)           1,600           2,633              279

Net assets at beginning of year ............................        82,134           80,534             647              368
                                                                ----------------------------------------------------------------

Net assets at end of year ..................................      $ 43,011           82,134           3,280              647
                                                                ================================================================

                                                                                    Franklin Growth and          Franklin High
                                                                                   Income Securities Fund         Income Fund
                                                                                ---------------------------------------------------
                                                                                   2000             1999     2000             1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  3,529            2,370     (200)           7,066
           Realized gains (losses) on investments, net .......................     8,741           15,651   (3,394)              16
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (2,394)         (17,772)     718           (7,480)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     9,876              249   (2,876)            (398)
                                                                                ---------------------------------------------------

      Contract transactions - All products
           (See note 5 for detail by product):
           Purchase payments .................................................       313            1,180      103              495
           Transfers between funds ...........................................    (5,122)             231   (2,478)          (1,774)
           Surrenders and terminations .......................................   (20,562)         (29,342)  (6,483)          (8,636)
           Rescissions .......................................................       (28)              --       --               (6)
           Other transactions (note 2) .......................................       (41)             (56)     (11)             (18)
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets resulting
               from contract transactions ....................................   (25,440)         (27,987)  (8,869)          (9,939)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (15,564)         (27,738) (11,745)         (10,337)

Net assets at beginning of year ..............................................    85,176          112,914   27,987           38,324
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $ 69,612           85,176   16,242           27,987
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       13
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                        Franklin Income         Franklin Large Cap
                                                                                        Securities Fund       Growth Securities Fund
                                                                                  --------------------------------------------------
                                                                                     2000           1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $  5,057          4,822      (293)          (228)
           Realized gains (losses) on investments, net .......................         824          2,921     3,380          1,016
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       1,755         (9,842)   (1,828)         5,588
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       7,636         (2,099)    1,259          6,376
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         201            865       547          1,016
           Transfers between funds ...........................................      (4,397)        (4,069)    4,416         11,961
           Surrenders and terminations .......................................     (15,104)       (20,924)   (5,964)        (7,150)
           Rescissions .......................................................          --             --        --            (27)
           Other transactions (note 2) .......................................         (28)           (43)      (13)           (11)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (19,328)       (24,171)   (1,014)         5,789
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (11,692)       (26,270)      245         12,165

Net assets at beginning of year ..............................................      56,046         82,316    28,257         16,092
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 44,354         56,046    28,502         28,257
                                                                                  ==================================================

                                                                                      Franklin          Franklin Natural Resources
                                                                                  Money Market Fund           Securities Fund
                                                                                ---------------------------------------------------
                                                                                 2000           1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $   933           897          (27)             1
           Realized gains (losses) on investments, net .......................       --            --          (61)          (770)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       --            --        1,012          1,633
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      933           897          924            864
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      142           485           43             73
           Transfers between funds ...........................................    4,204         5,597          153           (218)
           Surrenders and terminations .......................................   (7,185)      (13,090)        (671)        (1,194)
           Rescissions .......................................................      (16)          (39)          --             --
           Other transactions (note 2) .......................................       (9)          (12)          (2)            (2)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   (2,864)       (7,059)        (477)        (1,341)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   (1,931)       (6,162)         447           (477)

Net assets at beginning of year ..............................................   25,192        31,354        3,115          3,592
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $23,261        25,192        3,562          3,115
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       14
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                           Franklin            Franklin Rising
                                                                                       Real Estate Fund    Dividends Securities Fund
                                                                                  --------------------------------------------------
                                                                                    2000            1999      2000           1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $    540            913       831            116
           Realized gains (losses) on investments, net .......................          (8)         1,434     4,452         11,890
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       2,015         (3,300)      462        (18,289)
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................       2,547           (953)    5,745         (6,283)
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          70             87       316          1,082
           Transfers between funds ...........................................        (228)        (1,981)   (3,831)        (2,689)
           Surrenders and terminations .......................................      (2,489)        (3,470)  (10,146)       (16,665)
           Rescissions .......................................................          --             --        --             (3)
           Other transactions (note 2) .......................................          (5)            (8)      (21)           (32)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      (2,652)        (5,372)  (13,682)       (18,307)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................        (105)        (6,325)   (7,937)       (24,590)

Net assets at beginning of year ..............................................      10,050         16,375    42,979         67,569
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $  9,945         10,050    35,042         42,979
                                                                                  ==================================================

                                                                                       Franklin                    Franklin
                                                                                  S&P 500 Index Fund            Small Cap Fund
                                                                                ---------------------------------------------------
                                                                                 2000            1999         2000          1999
                                                                                ---------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................  $  (27)           --           (333)          (148)
           Realized gains (losses) on investments, net .......................      (2)           --          4,515            488
           Net change in unrealized appreciation
             (depreciation) on investments ...................................    (181)           10         (8,010)        10,634
                                                                                ---------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................    (210)           10         (3,828)        10,974
                                                                                ---------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................     313            --            506            727
           Transfers between funds ...........................................   2,000           521          4,219            665
           Surrenders and terminations .......................................    (306)          (45)        (4,791)        (4,324)
           Rescissions .......................................................      --            --             --             --
           Other transactions (note 2) .......................................      (1)           --            (11)            (8)
                                                                                ---------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................   2,006           476            (77)        (2,940)
                                                                                ---------------------------------------------------

Increase (decrease) in net assets ............................................   1,796           486         (3,905)         8,034

Net assets at beginning of year ..............................................     486            --         22,936         14,902
                                                                                ---------------------------------------------------

Net assets at end of year ....................................................  $2,282           486         19,031         22,936
                                                                                ===================================================

                 See accompanying notes to financial statements.

                                       15
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Franklin Technology           Franklin
                                                                                        Securities Fund        U.S. Government Fund
                                                                                   -------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $    (3)           --         (611)        7,750
           Realized gains (losses) on investments, net .......................          (4)           --       (1,475)          (66)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        (181)           --        6,479        (9,210)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................        (188)           --        4,393        (1,526)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          57            --          150           904
           Transfers between funds ...........................................         661            --       (3,624)         (389)
           Surrenders and terminations .......................................         (41)           --      (11,223)      (17,918)
           Rescissions .......................................................          --            --           --           (23)
           Other transactions (note 2) .......................................          --            --          (24)          (33)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................         677            --      (14,721)      (17,459)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         489            --      (10,328)      (18,985)

Net assets at beginning of year ..............................................          --            --       53,540        72,525
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $   489            --       43,212        53,540
                                                                                   =================================================

                                                                                    Franklin Value           Franklin Zero Coupon
                                                                                    Securities Fund               Fund - 2000
                                                                                 -------------------------------------------------
                                                                                   2000          1999         2000          1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $  (10)           (6)          505         1,785
           Realized gains (losses) on investments, net .......................       12             4        (3,071)          223
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      179             8         1,465        (1,804)
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      181             6        (1,101)          204
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       33            79            33            69
           Transfers between funds ...........................................      261           299        (6,409)         (357)
           Surrenders and terminations .......................................     (110)          (27)       (3,678)       (3,722)
           Rescissions .......................................................       (1)           --           (21)           --
           Other transactions (note 2) .......................................       --            --            (4)           (6)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................      183           351       (10,079)       (4,016)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      364           357       (11,180)       (3,812)

Net assets at beginning of year ..............................................      667           310        11,180        14,992
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $1,031           667            --        11,180
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       16
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                    Franklin Zero Coupon        Franklin Zero Coupon
                                                                                        Fund - 2005                 Fund - 2010
                                                                                   -------------------------------------------------
                                                                                     2000          1999         2000          1999
                                                                                   -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $  (143)          755         (56)          629
           Realized gains (losses) on investments, net .......................          55           150        (191)          219
           Net change in unrealized appreciation
             (depreciation) on investments ...................................         611        (1,492)        899        (1,784)
                                                                                   -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................         523          (587)        652          (936)
                                                                                   -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................           5            77          18           212
           Transfers between funds ...........................................         692          (457)       (383)         (612)
           Surrenders and terminations .......................................      (1,295)       (1,725)     (1,233)       (1,416)
           Rescissions .......................................................          --            --          --            --
           Other transactions (note 2) .......................................          (3)           (3)         (2)           (3)
                                                                                   -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (601)       (2,108)     (1,600)       (1,819)
                                                                                   -------------------------------------------------

Increase (decrease) in net assets ............................................         (78)       (2,695)       (948)       (2,755)

Net assets at beginning of year ..............................................       6,094         8,789       4,926         7,681
                                                                                   -------------------------------------------------

Net assets at end of year ....................................................     $ 6,016         6,094       3,978         4,926
                                                                                   =================================================

                                                                                    Mutual Discovery             Mutual Shares
                                                                                    Securities Fund             Securities Fund
                                                                                 -------------------------------------------------
                                                                                   2000          1999          2000         1999
                                                                                 -------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................   $   187           169           374           318
           Realized gains (losses) on investments, net .......................       480            40         1,491           546
           Net change in unrealized appreciation
             (depreciation) on investments ...................................       348         2,050           642         2,130
                                                                                 -------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................     1,015         2,259         2,507         2,994
                                                                                 -------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................       142           185           145         1,099
           Transfers between funds ...........................................       506          (727)       (1,296)          914
           Surrenders and terminations .......................................    (2,423)       (2,964)       (5,673)       (5,463)
           Rescissions .......................................................        --            --            --            (4)
           Other transactions (note 2) .......................................        (6)           (6)          (12)          (16)
                                                                                 -------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................    (1,781)       (3,512)       (6,836)       (3,470)
                                                                                 -------------------------------------------------

Increase (decrease) in net assets ............................................      (766)       (1,253)       (4,329)         (476)

Net assets at beginning of year ..............................................    11,579        12,832        26,760        27,236
                                                                                 -------------------------------------------------

Net assets at end of year ....................................................   $10,813        11,579        22,431        26,760
                                                                                 =================================================

                 See accompanying notes to financial statements.

                                       17
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                      Templeton Asset        Templeton Developing
                                                                                       Strategy Fund        Markets Securities Fund
                                                                                   ------------------------------------------------
                                                                                     2000          1999        2000         1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $   (34)         211          (22)          42
           Realized gains (losses) on investments, net .......................         (67)         236         (332)        (656)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           9         (253)      (1,645)       3,346
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................         (92)         194       (1,999)       2,732
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          25           54          141          234
           Transfers between funds ...........................................        (238)        (527)        (444)          76
           Surrenders and terminations .......................................        (657)        (700)      (1,643)      (1,436)
           Rescissions .......................................................          --           --           --           --
           Other transactions (note 2) .......................................          (2)          (3)          (3)          (5)
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................        (872)      (1,176)      (1,949)      (1,131)
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................        (964)        (982)      (3,948)       1,601

Net assets at beginning of year ..............................................       3,351        4,333        7,629        6,028
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $ 2,387        3,351        3,681        7,629
                                                                                   ================================================

                                                                                 Templeton Global Income       Templeton Growth
                                                                                     Securities Fund           Securities Fund
                                                                                 -----------------------------------------------
                                                                                    2000         1999         2000         1999
                                                                                 -----------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (92)         780          122          299
           Realized gains (losses) on investments, net .......................       (493)        (290)       4,401        4,959
           Net change in unrealized appreciation
             (depreciation) on investments ...................................        701       (1,395)      (4,848)       1,167
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets
             from operations .................................................        116         (905)        (325)       6,425
                                                                                 -----------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         49           89          514          806
           Transfers between funds ...........................................       (452)        (664)          (9)         838
           Surrenders and terminations .......................................     (2,473)      (3,530)     (10,460)      (6,746)
           Rescissions .......................................................         --           --          (16)          (9)
           Other transactions (note 2) .......................................         (5)          (6)         (18)         (21)
                                                                                 -----------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (2,881)      (4,111)      (9,989)      (5,132)
                                                                                 -----------------------------------------------

Increase (decrease) in net assets ............................................     (2,765)      (5,016)     (10,314)       1,293

Net assets at beginning of year ..............................................      9,123       14,139       37,979       36,686
                                                                                 -----------------------------------------------

Net assets at end of year ....................................................    $ 6,358        9,123       27,665       37,979
                                                                                 ===============================================

                 See accompanying notes to financial statements.

                                       18
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                   Templeton International   Templeton International
                                                                                      Securities Fund        Smaller Companies Fund
                                                                                  --------------------------------------------------
                                                                                    2000           1999        2000          1999
                                                                                  --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................    $   (509)        2,122          4            15
           Realized gains (losses) on investments, net .......................      10,961         4,165         (7)          (47)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     (13,460)        4,247        (28)          245
                                                                                  --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................      (3,008)       10,534        (31)          213
                                                                                  --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................         246           281         74           136
           Transfers between funds ...........................................        (158)       (2,567)       (73)          (28)
           Surrenders and terminations .......................................     (11,088)      (15,365)      (251)         (217)
           Rescissions .......................................................         (12)          (11)        --            --
           Other transactions (note 2) .......................................         (21)          (28)        (1)           (1)
                                                                                  --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (11,033)      (17,690)      (251)         (110)
                                                                                  --------------------------------------------------

Increase (decrease) in net assets ............................................     (14,041)       (7,156)      (282)          103

Net assets at beginning of year ..............................................      47,164        54,320      1,202         1,099
                                                                                  --------------------------------------------------

Net assets at end of year ....................................................    $ 33,123        47,164        920         1,202
                                                                                  ==================================================

                                                                                 Templeton Pacific            USAllianz VIP
                                                                               Growth Securities Fund     Diversified Assets Fund
                                                                               --------------------------------------------------
                                                                                 2000          1999           2000       1999
                                                                               --------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net ..................................... $   (61)          (31)            8            --
           Realized gains (losses) on investments, net .......................  (1,602)       (2,409)            4            --
           Net change in unrealized appreciation
             (depreciation) on investments ...................................     152         4,586           (19)           --
                                                                               --------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................  (1,511)        2,146            (7)           --
                                                                               --------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................      24           110             5            --
           Transfers between funds ...........................................    (820)          485           430             2
           Surrenders and terminations .......................................  (1,723)       (2,132)         (227)           --
           Rescissions .......................................................      --            --            --            --
           Other transactions (note 2) .......................................      (3)           (6)           --            --
                                                                               --------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................  (2,522)       (1,543)          208             2
                                                                               --------------------------------------------------

Increase (decrease) in net assets ............................................  (4,033)          603           201             2

Net assets at beginning of year ..............................................   7,282         6,679             2            --
                                                                               --------------------------------------------------

Net assets at end of year .................................................... $ 3,249         7,282           203             2
                                                                               ==================================================

                 See accompanying notes to financial statements.

                                       19
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 2000 and 1999
(In thousands)

                                                                                         USAllianz VIP             USAllianz VIP
                                                                                       Fixed Income Fund            Growth Fund
                                                                                   ------------------------------------------------
                                                                                     2000            1999       2000          1999
                                                                                   ------------------------------------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $      7            --         (1)           --
           Realized gains (losses) on investments, net .......................           --            --          3            (2)
           Net change in unrealized appreciation
             (depreciation) on investments ...................................           --            --         --            --
                                                                                   ------------------------------------------------
             Net increase (decrease) in net assets
               from operations ...............................................            7            --          2            (2)
                                                                                   ------------------------------------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................          102            --          7            --
           Transfers between funds ...........................................           52            22        164             2
           Surrenders and terminations .......................................           (3)          (22)       (31)           --
           Rescissions .......................................................           --            --         --            --
           Other transactions (note 2) .......................................           --            --         --            --
                                                                                   ------------------------------------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................          151            --        140             2
                                                                                   ------------------------------------------------

Increase (decrease) in net assets ............................................          158            --        142            --

Net assets at beginning of year ..............................................           --            --         --            --
                                                                                   ------------------------------------------------

Net assets at end of year ....................................................     $    158            --        142            --
                                                                                   ================================================


                                                                                      Total All Funds
                                                                                   ----------------------
                                                                                     2000          1999
                                                                                   ----------------------
Increase (decrease) in net assets:
      Operations:
           Investment income (loss), net .....................................     $ 10,183        32,387
           Realized gains (losses) on investments, net .......................       45,451        50,728
           Net change in unrealized appreciation
             (depreciation) on investments ...................................      (57,627)      (26,039)
                                                                                   ----------------------
             Net increase (decrease) in net assets
               from operations ...............................................       (1,993)       57,076
                                                                                   ----------------------

      Contract transactions - All products (See note 5 for detail by product):
           Purchase payments .................................................        5,754        11,423
           Transfers between funds ...........................................       (1,006)        5,218
           Surrenders and terminations .......................................     (146,584)     (190,613)
           Rescissions .......................................................          (97)         (133)
           Other transactions (note 2) .......................................         (289)         (372)
                                                                                   ----------------------
           Net increase (decrease) in net assets resulting
             from contract transactions ......................................     (142,222)     (174,477)
                                                                                   ----------------------

Increase (decrease) in net assets ............................................     (144,215)     (117,401)

Net assets at beginning of year ..............................................      614,588       731,989
                                                                                   ----------------------

Net assets at end of year ....................................................     $470,373       614,588
                                                                                   ======================

                 See accompanying notes to financial statements.

                                       20
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements
December 31, 2000

1. ORGANIZATION

Preferred Life Variable Account C (Variable Account) is a segregated investment account of Preferred Life Insurance Company of New York (Preferred Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established by Preferred Life on February 26, 1988 and commenced operations September 6, 1991. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Preferred Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Preferred Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Preferred Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of the following investment advisers in accordance with the selection made by the contract owner. The investment advisers for each portfolio are listed in the following table.

Portfolio                                              Investment Adviser
---------                                              ------------------
AIM V.I. Growth Fund                                   AIM Advisors, Inc.
Alger American Growth Portfolio                        Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio              Fred Alger Management, Inc.
Franklin Aggressive Growth Securities Fund             Franklin Advisers, Inc.
Franklin Global Communications Securities Fund         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund            Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund             Franklin Advisers, Inc.
Franklin High Income Fund                              Franklin Advisers, Inc.
Franklin Income Securities Fund                        Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund              Franklin Advisers, Inc.
Franklin Money Market Fund                             Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund             Franklin Advisers, Inc.
Franklin Real Estate Fund                              Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund              Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                            Franklin Advisers, Inc.
Franklin Small Cap Fund                                Franklin Advisers, Inc.
Franklin Technology Securities Fund                    Franklin Advisers, Inc.
Franklin U.S. Government Fund                          Franklin Advisers, Inc.
Franklin Value Securities Fund                         Franklin Advisory Services, LLC
Franklin Zero Coupon Fund - 2005                       Franklin Advisers, Inc.
Franklin Zero Coupon Fund - 2010                       Franklin Advisers, Inc.
Mutual Discovery Securities Fund                       Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                          Franklin Mutual Advisers, LLC
SP Jennison International Growth Fund*                 Prudential Investments Fund Management, LLC
SP Strategic Partners Focused Growth Fund*             Prudential Investments Fund Management , LLC
Templeton Asset Strategy Fund                          Templeton Global Advisors Limited
Templeton Developing Markets Securities Fund           Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                Franklin Advisers, Inc.
Templeton Growth Securities Fund                       Templeton Global Advisors Limited
Templeton International Securities Fund                Franklin Advisers, Inc.
Templeton International Smaller Companies Fund         Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund               Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund *                Allianz of America, Inc.
USAllianz VIP Fixed Income Fund *                      Allianz of America, Inc.
USAllianz VIP Growth Fund *                            Allianz of America, Inc.

*Portfolio contains class 2 shares which assess 12b-1 fees.

                                       21
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, Prudential Investments Fund Management, LLC , and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

A Flexible Fixed Account investment option and a Dollar Cost Averaging Fixed Account investment option are available to deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Preferred Life. The liabilities of the Fixed Accounts are part of the general obligations of Preferred Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

On December 15, 2000, the SP Jennison International Growth Fund and SP Strategic Partners Focused Growth Fund were added as available investment options. The Franklin Aggressive Growth Securities Fund and Franklin Technology Securities Fund were added as available investment options on May 1, 2000. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the years ended December 31, 2000 and 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                       Prior Portfolio Name                               Effective Date
-----------------                                       --------------------                               --------------
Franklin Global Communications Securities Fund          Franklin Global Utilities Securities Fund          November 15, 1999
Franklin Real Estate Fund                               Franklin Real Estate Securities Fund               November 15, 1999
Franklin Rising Dividends Securities Fund               Franklin Rising Dividends Fund                     November 15, 1999
Franklin U.S. Government Fund                           Franklin U.S. Government Securities Fund           November 15, 1999
Franklin Large Cap Growth Securities Fund               Franklin Capital Growth Fund                       December 15, 1999
Franklin Growth and Income Securities Fund              Franklin Growth and Income Fund                    May 1, 2000
Templeton Asset Strategy Fund                           Templeton Global Asset Allocation Fund             May 1, 2000
Templeton Developing Markets Securities Fund            Templeton Developing Markets Equity Fund           May 1, 2000
Templeton Growth Securities Fund                        Templeton Global Growth Fund                       May 1, 2000
Templeton International Securities Fund                 Templeton International Equity Fund                May 1, 2000
Templeton Pacific Growth Securities Fund                Templeton Pacific Growth Fund                      May 1, 2000

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Preferred Life if the reserves required are less than originally estimated. If additional reserves are required, Preferred Life reimburses the account.

                                       22
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges deducted during the years ended December 31, 2000 and 1999 were $359,370 and $443,591, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

                                Contingent Deferred Sales Charge
Years Since                     --------------------------------
Payment                         Valuemark II        Valuemark IV
-------                         ------------        ------------
0-1                             5%                  6%
1-2                             5%                  6%
2-3                             4%                  6%
3-4                             3%                  5%
4-5                             1.5%                4%
5-6                             0%                  3%
6-7                             0%                  2%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 2000 and 1999 were $632,789 and $961,794, respectively.

On Valuemark II deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges during years ended December 31, 2000 and 1999 were $6,330 and $4,250, respectively. Transfer charges are reflected in the Statement of Changes in Net Assets as other transactions. Net transfers (to)/from the Fixed Accounts were ($1,006,130) and $5,218,108 for the years ended December 31, 2000 and 1999, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Preferred Life may, at its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Preferred Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the company and canceled within the free-look period, generally within 10 days.

                                       23
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

3. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Preferred Life, which is taxed as a life insurance company under the Internal Revenue Code.

Preferred Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Preferred Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

4. PURCHASES AND SALES OF INVESTMENTS (IN THOUSANDS)

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2000 are as follows.

                                                                Cost of                 Proceeds from
Portfolio                                                      Purchases                    Sales
--------                                                     --------------             --------------
AIM V.I. Growth Fund                                                $ 5,636                    $ 1,387
Alger American Growth Portfolio                                       2,943                      1,532
Alger American Leveraged AllCap Portfolio                             2,845                      1,334
Franklin Aggressive Growth Securities Fund                              960                        314
Franklin Global Communications Securities Fund                       18,135                     17,714
Franklin Global Health Care Securities Fund                           3,003                      1,287
Franklin Growth and Income Securities Fund                           14,124                     27,110
Franklin High Income Fund                                             1,633                     10,688
Franklin Income Securities Fund                                       8,233                     20,056
Franklin Large Cap Growth Securities Fund                             6,567                      6,278
Franklin Money Market Fund                                           35,483                     37,477
Franklin Natural Resources Securities Fund                            1,404                      1,897
Franklin Real Estate Fund                                             1,549                      3,254
Franklin Rising Dividends Securities Fund                            10,599                     17,261
Franklin S&P 500 Index Fund                                           2,581                        597
Franklin Small Cap Fund                                               9,427                      8,088
Franklin Technology Securities Fund                                   2,967                      2,290
Franklin U.S. Government Fund                                         2,010                     17,319
Franklin Value Securities Fund                                          337                        164
Franklin Zero Coupon Fund - 2005                                      1,052                      1,634
Franklin Zero Coupon Fund - 2010                                      1,388                      2,974
Mutual Discovery Securities Fund                                      1,466                      3,058
Mutual Shares Securities Fund                                         4,960                     10,782
Templeton Asset Strategy Fund                                            92                        998
Templeton Developing Markets Securities Fund                            496                      2,459
Templeton Global Income Securities Fund                                  47                      3,002
Templeton Growth Securities Fund                                      5,584                     11,442
Templeton International Securities Fund                              12,384                     12,750
Templeton International Smaller Companies  Fund                         824                      1,070
Templeton Pacific Growth Securities Fund                             12,700                     15,276
USAllianz VIP Diversified Assets Fund                                   445                        230
USAllianz VIP Fixed Income Fund                                         156                          4
USAllianz VIP Growth Fund                                               770                        610

                                       24
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in dollars and units for each fund for the years ended December 31, 2000 and 1999 were as follows.

                                                      AIM V.I                Alger American
                                                    Growth Fund             Growth Portfolio
                                             ---------------------------------------------------
                                             Dollars          Units      Dollars          Units
                                             ---------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $     1            --       $    --            --
  Transfers between funds .............          396            38           394            38
  Surrenders and terminations .........          (22)           (2)          (22)           (2)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $   375            36       $   372            36
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $    58             5       $     7             1
  Transfers between funds .............        5,252           447         1,507           137
  Surrenders and terminations .........       (1,514)         (135)         (476)          (44)
  Rescissions .........................           (1)           --            --            --
  Other transactions ..................           (2)           --            (1)           --
                                             ---------------------------------------------------

Total net contract transactions - 2000       $ 3,793           317       $ 1,037            94
                                             ===================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    --            --       $    --            --
  Transfers between funds .............            4            --            87             8
  Surrenders and terminations .........           --            --            --            --
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ---------------------------------------------------

Total net contract transactions - 1999:      $     4            --       $    87             8
                                             ===================================================

Contract transactions - 2000:
  Purchase payments ...................      $   238            21       $   150            14
  Transfers between funds .............          165            14            70             8
  Surrenders and terminations .........          (16)           (2)          (15)           (1)
  Rescissions .........................           --            --            --            --
  Other transactions ..................           --            --            --            --
                                             ===================================================

Total net contract transactions - 2000       $   387            33       $   205            21
                                             ===================================================

                                                  Alger American           Franklin Aggressive
                                             Leveraged AllCap Portfolio   Growth Securities Fund
                                            ----------------------------------------------------
                                               Dollars          Units      Dollars        Units
                                            ----------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............            212            18            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $   212            18       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $    24             2       $     4            --
  Transfers between funds .............          1,129            86           642            61
  Surrenders and terminations .........           (111)          (10)          (31)           (3)
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 2000         $ 1,042            78       $   615            58
                                            ====================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................        $    --            --       $    --            --
  Transfers between funds .............             --            --            --            --
  Surrenders and terminations .........             --            --            --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ----------------------------------------------------

Total net contract transactions - 1999:        $    --            --       $    --            --
                                            ====================================================

Contract transactions - 2000:
  Purchase payments ...................        $   174            16       $    10             1
  Transfers between funds .............            194            16            21             2
  Surrenders and terminations .........             (8)           (1)           --            --
  Rescissions .........................             --            --            --            --
  Other transactions ..................             --            --            --            --
                                            ====================================================

Total net contract transactions - 2000         $   360            31       $    31             3
                                            ====================================================

                                       25
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin Global             Franklin Global              Franklin
                                                  Communications                Health Care            Growth and Income
                                                  Securities Fund             Securities Fund           Securities Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars           Units     Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    218             8      $      8             1      $    579            22
  Transfers between funds .............         (714)          (26)          376            37          (747)          (31)
  Surrenders and terminations .........      (22,111)         (735)         (158)          (17)      (29,258)       (1,094)
  Rescissions .........................           (8)           --            --            --            --            --
  Other transactions ..................          (45)           (2)           --            --           (56)           (2)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(22,660)         (755)     $    226            21      $(29,482)       (1,105)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    160             4      $    105             7      $    230             9
  Transfers between funds .............            1            --         1,838           137        (5,250)         (215)
  Surrenders and terminations .........      (16,184)         (451)         (210)          (14)      (20,371)         (760)
  Rescissions .........................           (2)           --            --            --           (28)           (1)
  Other transactions ..................          (39)           (1)           (1)           --           (41)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(16,064)         (448)     $  1,732           130      $(25,460)         (968)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    504            17      $    348            38      $    601            23
  Transfers between funds .............          131             4          (212)          (25)          983            37
  Surrenders and terminations .........          (64)           (2)          (13)           (2)          (84)           (3)
  Rescissions .........................           (3)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    568            19      $    123            11      $  1,500            57
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    431            11      $     68             5      $     83             3
  Transfers between funds .............          332             9            48             3           128             5
  Surrenders and terminations .........          (44)           (1)          (41)           (3)         (190)           (7)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (1)           --            --            --            (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $    718            19      $     75             5      $     20             1
                                            =================================================================================


                                                 Franklin High
                                                  Income Fund
                                            -----------------------
                                             Dollars         Units
                                            -----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................      $    129             6
  Transfers between funds .............        (2,280)         (106)
  Surrenders and terminations .........        (8,584)         (406)
  Rescissions .........................            (6)           --
  Other transactions ..................           (18)           (1)
                                            -----------------------

Total net contract transactions - 1999:      $(10,759)         (507)
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     91             5
  Transfers between funds .............        (2,608)         (122)
  Surrenders and terminations .........        (6,296)         (312)
  Rescissions .........................            --            --
  Other transactions ..................           (11)           (1)
                                            -----------------------

Total net contract transactions - 2000       $ (8,824)         (430)
                                            =======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................      $    366            17
  Transfers between funds .............           506            24
  Surrenders and terminations .........           (52)           (3)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 1999:      $    820            38
                                            =======================

Contract transactions - 2000:
  Purchase payments ...................      $     12             1
  Transfers between funds .............           129             7
  Surrenders and terminations .........          (186)           (9)
  Rescissions .........................            --            --
  Other transactions ..................            --            --
                                            -----------------------

Total net contract transactions - 2000       $    (45)           (1)
                                            =======================

                                       26
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                             Franklin Large
                                                Franklin Income                Cap Growth               Franklin Money
                                                Securities Fund              Securities Fund              Market Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars         Units       Dollars          Units      Dollars         Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    307            12      $    360            22      $    392            26
  Transfers between funds .............       (4,558)         (185)       11,623           710         4,334           299
  Surrenders and terminations .........      (20,888)         (841)       (7,100)         (422)      (13,073)         (896)
  Rescissions .........................           --            --            --            --           (39)           (3)
  Other transactions ..................          (42)           (1)          (11)           (1)          (12)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(25,181)       (1,015)     $  4,872           309      $ (8,398)         (575)
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     79             3      $    125             6      $     81             5
  Transfers between funds .............       (4,226)         (174)        3,336           154         5,282           462
  Surrenders and terminations .........      (14,870)         (574)       (5,854)         (266)       (7,234)         (598)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................          (28)           (2)          (12)           (1)           (9)           (1)
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $(19,045)         (747)     $ (2,405)         (107)     $ (1,881)         (132)
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    558            23      $    656            40      $     92             6
  Transfers between funds .............          485            20           338            21         1,256            86
  Surrenders and terminations .........          (36)           (1)          (50)           (3)          (17)           (1)
  Rescissions .........................           --            --           (27)           (2)           --            --
  Other transactions ..................           (1)           --            --            --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $  1,006            42      $    917            56      $  1,331            91
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    122             5      $    422            19      $     61             4
  Transfers between funds .............         (171)           (7)        1,080            48        (1,078)          (72)
  Surrenders and terminations .........         (234)           (9)         (110)           (5)           49             3
  Rescissions .........................           --            --            --            --           (15)           (1)
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (283)          (11)     $  1,391            62      $   (983)          (66)
                                            =================================================================================

                                                Franklin
                                            Natural Resources
                                             Securities Fund
                                           ----------------------
                                           Dollars         Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     12             1
  Transfers between funds .............        (210)          (28)
  Surrenders and terminations .........      (1,192)         (120)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 1999:    $ (1,392)         (147)
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      5            --
  Transfers between funds .............         146             7
  Surrenders and terminations .........        (667)          (53)
  Rescissions .........................          --            --
  Other transactions ..................          (2)           --
                                           ----------------------

Total net contract transactions - 2000     $   (518)          (46)
                                           ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     61             6
  Transfers between funds .............          (8)           (1)
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     51             5
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $     38             3
  Transfers between funds .............           7             1
  Surrenders and terminations .........          (4)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $     41             4
                                           ======================

                                       27
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                Franklin
                                                  Franklin Real              Rising Dividends           Franklin S&P 500
                                                   Estate Fund               Securities Fund               Index Fund
                                            ---------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            ---------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     34             1      $    304            15      $     --            --
  Transfers between funds .............       (2,005)          (90)       (3,111)         (157)          521            51
  Surrenders and terminations .........       (3,470)         (153)      (16,595)         (826)          (45)           (4)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (8)           --           (31)           (1)           --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (5,449)         (242)     $(19,433)         (969)     $    476            47
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     44             2      $    154             8      $     31             3
  Transfers between funds .............         (228)          (13)       (3,980)         (214)        1,886           183
  Surrenders and terminations .........       (2,472)         (102)      (10,095)         (527)         (294)          (29)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (5)           --           (20)           (1)           (1)           --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $ (2,661)         (113)     $(13,941)         (734)     $  1,622           157
                                            =================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     53             2      $    778            39      $     --            --
  Transfers between funds .............           24             1           419            21            --            --
  Surrenders and terminations .........           --            --           (70)           (4)           --            --
  Rescissions .........................           --            --            (3)           --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     77             3      $  1,123            56      $     --            --
                                            =================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     26             1      $    162             9      $    282            28
  Transfers between funds .............           --            --           149             8           113            11
  Surrenders and terminations .........          (17)           (1)          (51)           (3)          (11)           (1)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            (1)           --            --            --
                                            ---------------------------------------------------------------------------------

Total net contract transactions - 2000      $      9            --      $    259            14      $    384            38
                                            =================================================================================


                                                Franklin Small
                                                  Cap Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    100             6
  Transfers between funds .............          962            27
  Surrenders and terminations .........       (4,302)         (262)
  Rescissions .........................           --            --
  Other transactions ..................           (8)           --
                                            ----------------------

Total net contract transactions - 1999:     $ (3,248)         (229)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    194             6
  Transfers between funds .............        3,629           116
  Surrenders and terminations .........       (4,708)         (161)
  Rescissions .........................           --            --
  Other transactions ..................          (11)           --
                                            ----------------------

Total net contract transactions - 2000      $   (896)          (39)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    627            38
  Transfers between funds .............         (297)          (18)
  Surrenders and terminations .........          (22)           (1)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    308            19
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    312            11
  Transfers between funds .............          590            20
  Surrenders and terminations .........          (83)           (3)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $    819            28
                                            ======================

                                       28
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin
                                                   Technology                Franklin U.S.              Franklin Value
                                                 Securities Fund            Government Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units     Dollars          Units       Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    406            22      $      7             1
  Transfers between funds .............           --            --        (1,792)          (96)          116            16
  Surrenders and terminations .........           --            --       (17,825)         (951)           (9)           (1)
  Rescissions .........................           --            --            (2)           --            --            --
  Other transactions ..................           --            --           (33)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $(19,246)       (1,026)     $    114            16
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      7             1      $     60             3      $     12             1
  Transfers between funds .............          639            62        (2,606)         (140)          280            33
  Surrenders and terminations .........          (42)           (5)      (11,050)         (577)          (84)          (10)
  Rescissions .........................           --            --            --            --            (1)           --
  Other transactions ..................           --            --           (24)           (1)           --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $    604            58      $(13,620)         (715)     $    207            24
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     --            --      $    498            27      $     72            10
  Transfers between funds .............           --            --         1,403            76           183            24
  Surrenders and terminations .........           --            --           (93)           (5)          (18)           (2)
  Rescissions .........................           --            --           (21)           (1)           --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     --            --      $  1,787            97      $    237            32
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     50             5      $     90             5      $     21             3
  Transfers between funds .............           22             2        (1,018)          (53)          (19)           (2)
  Surrenders and terminations .........            1            --          (173)           (9)          (26)           (3)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $     73             7      $ (1,101)          (57)     $    (24)           (2)
                                            ================================================================================

                                                 Franklin
                                                Zero Coupon
                                                Fund - 2000
                                            ----------------------
                                            Dollars         Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     35             2
  Transfers between funds .............         (565)          (27)
  Surrenders and terminations .........       (3,720)         (178)
  Rescissions .........................           --            --
  Other transactions ..................           (6)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (4,256)         (204)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     33             2
  Transfers between funds .............       (6,149)         (349)
  Surrenders and terminations .........       (3,634)         (169)
  Rescissions .........................          (21)           (1)
  Other transactions ..................           (4)           --
                                            ----------------------

Total net contract transactions - 2000      $ (9,775)         (517)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     34             2
  Transfers between funds .............          208            10
  Surrenders and terminations .........           (2)           --
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $    240            12
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $     --            --
  Transfers between funds .............         (260)          (12)
  Surrenders and terminations .........          (44)           (2)
  Rescissions .........................           --            --
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 2000      $   (304)          (14)
                                            ======================

                                       29
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                  Franklin                 Franklin
                                                 Zero Coupon              Zero Coupon               Mutual Discovery
                                                 Fund - 2005              Fund - 2010               Securities Fund
                                            ---------------------------------------------------------------------------
                                            Dollars         Units     Dollars         Units     Dollars         Units
                                            ---------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    40            2      $    55            2      $    72            6
  Transfers between funds .............        (466)         (20)        (572)         (22)        (869)         (76)
  Surrenders and terminations .........      (1,720)         (72)      (1,410)         (55)      (2,954)        (247)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (3)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $(2,149)         (90)     $(1,930)         (75)     $(3,757)        (317)
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     4           --      $    12           --      $    65            4
  Transfers between funds .............         686           25         (381)         (14)         460           33
  Surrenders and terminations .........      (1,295)         (54)      (1,228)         (49)      (2,387)        (163)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          (3)          --           (2)          --           (6)          --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $  (608)         (29)     $(1,599)         (63)     $(1,868)        (126)
                                            ===========================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    37            2      $   157            6      $   113           10
  Transfers between funds .............           9           --          (40)          (2)         142           12
  Surrenders and terminations .........          (5)          --           (6)          --          (10)          (1)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 1999:     $    41            2      $   111            4      $   245           21
                                            ===========================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     1           --      $     6           --      $    77            5
  Transfers between funds .............           6           --           (2)          --           46            3
  Surrenders and terminations .........          --           --           (5)          --          (36)          (2)
  Rescissions .........................          --           --           --           --           --           --
  Other transactions ..................          --           --           --           --           --           --
                                            ---------------------------------------------------------------------------

Total net contract transactions - 2000      $     7           --      $    (1)          --      $    87            6
                                            ===========================================================================


                                              Mutual Shares
                                             Securities Fund
                                           --------------------
                                           Dollars       Units
                                           --------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $   193           15
  Transfers between funds .............        424           28
  Surrenders and terminations .........     (5,409)        (426)
  Rescissions .........................         (4)          --
  Other transactions ..................        (16)          (2)
                                           --------------------

Total net contract transactions - 1999:    $(4,812)        (385)
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $   133           10
  Transfers between funds .............     (1,889)        (143)
  Surrenders and terminations .........     (5,444)        (401)
  Rescissions .........................         --           --
  Other transactions ..................        (11)          (1)
                                           --------------------

Total net contract transactions - 2000     $(7,211)        (535)
                                           ====================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $   906           71
  Transfers between funds .............        490           39
  Surrenders and terminations .........        (54)          (4)
  Rescissions .........................         --           --
  Other transactions ..................         --           --
                                           --------------------

Total net contract transactions - 1999:    $ 1,342          106
                                           ====================

Contract transactions - 2000:
  Purchase payments ...................    $    12            1
  Transfers between funds .............        593           42
  Surrenders and terminations .........       (229)         (17)
  Rescissions .........................         --           --
  Other transactions ..................         (1)          --
                                           --------------------

Total net contract transactions - 2000     $   375           26
                                           ====================

                                       30
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Templeton                   Templeton                  Templeton
                                                 Asset Strategy             Developing Markets           Global Income
                                                      Fund                   Securities Fund            Securities Fund
                                            --------------------------------------------------------------------------------
                                             Dollars          Units      Dollars          Units     Dollars           Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $     39             3      $     49             5      $     31             2
  Transfers between funds .............         (552)          (41)          170             9          (679)          (39)
  Surrenders and terminations .........         (699)          (51)       (1,401)         (147)       (3,529)         (208)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (3)           (1)           (5)           (1)           (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $ (1,215)          (90)     $ (1,187)         (134)     $ (4,183)         (245)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     19             1      $     43             4      $     17             1
  Transfers between funds .............         (236)          (17)         (471)          (46)         (455)          (28)
  Surrenders and terminations .........         (655)          (47)       (1,642)         (162)       (2,473)         (152)
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           (2)           --            (3)           --            (5)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $   (874)          (63)     $ (2,073)         (204)     $ (2,916)         (179)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $     15             1      $    185            18      $     58             3
  Transfers between funds .............           25             2           (94)           (9)           15             1
  Surrenders and terminations .........           (1)           --           (35)           (4)           (1)           --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $     39             3      $     56             5      $     72             4
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $      6            --      $     98            10      $     32             2
  Transfers between funds .............           (2)           --            27             2             3            --
  Surrenders and terminations .........           (2)           --            (1)           --            --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $      2            --      $    124            12      $     35             2
                                            ================================================================================


                                              Templeton Growth
                                              Securities Fund
                                            ----------------------
                                            Dollars        Units
                                            ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    164             9
  Transfers between funds .............           33            --
  Surrenders and terminations .........       (6,730)         (388)
  Rescissions .........................           --            --
  Other transactions ..................          (21)           (1)
                                            ----------------------

Total net contract transactions - 1999:     $ (6,554)         (380)
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    140             8
  Transfers between funds .............         (131)           (8)
  Surrenders and terminations .........      (10,253)         (547)
  Rescissions .........................          (16)           (1)
  Other transactions ..................          (17)           (1)
                                            ----------------------

Total net contract transactions - 2000      $(10,277)         (549)
                                            ======================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    642            37
  Transfers between funds .............          805            46
  Surrenders and terminations .........          (16)           (1)
  Rescissions .........................           (9)           (1)
  Other transactions ..................           --            --
                                            ----------------------

Total net contract transactions - 1999:     $  1,422            81
                                            ======================

Contract transactions - 2000:
  Purchase payments ...................     $    374            20
  Transfers between funds .............          122             7
  Surrenders and terminations .........         (207)          (11)
  Rescissions .........................           --            --
  Other transactions ..................           (1)           --
                                            ----------------------

Total net contract transactions - 2000      $    288            16
                                            ======================

                                       31
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                   Templeton                   Templeton                   Templeton
                                                 International            International Smaller         Pacific Growth
                                                Securities Fund              Companies Fund             Securities Fund
                                            --------------------------------------------------------------------------------
                                            Dollars          Units       Dollars         Units      Dollars          Units
                                            --------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $    145             8      $      4            --      $    102            10
  Transfers between funds .............       (2,577)         (136)           99             8           478            52
  Surrenders and terminations .........      (15,361)         (775)         (217)          (21)       (2,132)         (224)
  Rescissions .........................           (2)           --            --            --            --            --
  Other transactions ..................          (28)           (1)           (1)           --            (6)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $(17,823)         (904)     $   (115)          (13)     $ (1,558)         (162)
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    126             6      $      6             1      $     11             1
  Transfers between funds .............         (385)          (18)         (111)          (10)         (838)          (77)
  Surrenders and terminations .........      (11,075)         (513)         (242)          (21)       (1,723)         (186)
  Rescissions .........................          (12)           (1)           --            --            --            --
  Other transactions ..................          (21)           (1)           (1)           --            (3)           --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 2000      $(11,367)         (527)     $   (348)          (30)     $ (2,553)         (262)
                                            ================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $    136             7      $    132            12      $      8             1
  Transfers between funds .............           10             1          (127)          (12)            6             1
  Surrenders and terminations .........           (4)           --            --            --            --            --
  Rescissions .........................           (9)           --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------

Total net contract transactions - 1999:     $    133             8      $      5            --      $     14             2
                                            ================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $    120             6      $     68             6      $     13             1
  Transfers between funds .............          227             9            38             3            18            --
  Surrenders and terminations .........          (13)           (1)           (9)           (1)           --            --
  Rescissions .........................           --            --            --            --            --            --
  Other transactions ..................           --            --            --            --            --            --
                                            --------------------------------------------------------------------------------
Total net contract transactions - 2000      $    334            14      $     97             8      $     31             1
                                            ================================================================================

                                                USAllianz
                                             VIP Diversified
                                               Assets Fund
                                           ----------------------
                                           Dollars        Units
                                           ----------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............           2            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $      2            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      1            --
  Transfers between funds .............         410            39
  Surrenders and terminations .........        (225)          (22)
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 2000     $    186            17
                                           ======================
        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................    $     --            --
  Transfers between funds .............          --            --
  Surrenders and terminations .........          --            --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------

Total net contract transactions - 1999:    $     --            --
                                           ======================

Contract transactions - 2000:
  Purchase payments ...................    $      4            --
  Transfers between funds .............          20             2
  Surrenders and terminations .........          (2)           --
  Rescissions .........................          --            --
  Other transactions ..................          --            --
                                           ----------------------
Total net contract transactions - 2000     $     22             2
                                           ======================

                                       32
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                      USAllianz                    USAllianz
                                                      VIP Fixed                    VIP Growth                    Total
                                                        Fund                         Fund                      All Funds
                                            ------------------------------------------------------------------------------------
                                             Dollars            Units      Dollars           Units       Dollars         Units
                                            ------------------------------------------------------------------------------------
        Valuemark II

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   3,786            207
  Transfers between funds .............            22              2              2             --         (1,533)           253
  Surrenders and terminations .........           (22)            (2)            --             --       (189,958)        (9,526)
  Rescissions .........................            --             --             --             --            (61)            (3)
  Other transactions ..................            --             --             --             --           (370)           (17)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $       2             --      $(188,136)        (9,086)
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $     100             10      $       1             --      $   2,182            119
  Transfers between funds .............            32              2            152             16         (2,637)           412
  Surrenders and terminations .........            (1)            --            (31)            (3)      (144,871)        (7,120)
  Rescissions .........................            --             --             --             --            (82)            (4)
  Other transactions ..................            --             --             --             --           (285)           (12)
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $     131             12      $     122             13      $(145,693)        (6,605)
                                            ====================================================================================

        Valuemark IV

Contract transactions - 1999:
  Purchase payments ...................     $      --             --      $      --             --      $   7,637            456
  Transfers between funds .............            --             --             --             --          6,751            367
  Surrenders and terminations .........            --             --             --             --           (655)           (37)
  Rescissions .........................            --             --             --             --            (72)            (4)
  Other transactions ..................            --             --             --             --             (2)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 1999:     $      --             --      $      --             --      $  13,659            782
                                            ====================================================================================

Contract transactions - 2000:
  Purchase payments ...................     $       2             --      $       6              1      $   3,571            217
  Transfers between funds .............            20              2             12              1          1,630             79
  Surrenders and terminations .........            (2)            --             --             --         (1,709)           (89)
  Rescissions .........................            --             --             --             --            (15)            (1)
  Other transactions ..................            --             --             --             --             (6)            --
                                            ------------------------------------------------------------------------------------

Total net contract transactions - 2000      $      20              2      $      18              2      $   3,471            206
                                            ====================================================================================

                                       33
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES

A summary of accumulation units outstanding, accumulation units, and total return for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 2000 follows.

                                                                                   Valuemark II
                                                    --------------------------------------------------------------------------------
                                                                   Accumulation
                                                                      Units                                          Ratio of
                                                    ------------------------------------------         Net           Expenses
                                                      Outstanding      Unit           Total           Assets        to Average
                                                    (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                    --------------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................             353        $ 8.691          -21.6%       $  3,054           2.23%
  1999(1) ....................................              36         11.084           10.8             397           2.13+

Alger American Growth Portfolio
December 31,
  2000 .......................................             130          9.180          -16.0           1,188           2.19
  1999(1) ....................................              36         10.922            9.2             391           2.19+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................              96          9.014          -25.9             867           2.30
  1999(1) ....................................              18         12.160           21.6             225           2.33+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................              58          7.519          -24.8             438           2.30+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................           1,640         25.770          -33.8          41,997           1.92
  1999 .......................................           2,088         38.917           37.5          81,263           1.91
  1998 .......................................           2,843         28.308            9.6          80,480           1.90
  1997 .......................................           3,699         25.818           25.0          95,497           1.90
  1996 .......................................           4,998         20.654            5.6         103,225           1.90

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................             176         16.364           70.2           2,875           2.18
  1999 .......................................              47          9.615           -9.4             450           2.22
  1998(3) ....................................              26         10.610            6.1             275           2.24+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................           2,216         30.424           16.4          67,196           1.90
  1999 .......................................           3,184         26.147           -0.3          83,242           1.89
  1998 .......................................           4,289         26.226            6.8         112,466           1.89
  1997 .......................................           4,952         24.551           26.0         121,570           1.89
  1996 .......................................           5,070         19.490           12.6          98,821           1.90

Franklin High Income Fund
December 31,
  2000 .......................................             845         17.930          -14.2          15,147           1.97
  1999 .......................................           1,276         20.900           -1.5          26,674           1.94
  1998 .......................................           1,783         21.208           -0.5          37,806           1.93
  1997 .......................................           2,110         21.312           10.0          44,963           1.93
  1996 .......................................           2,164         19.375           12.3          41,921           1.94

                                                                                Valuemark IV
                                                   --------------------------------------------------------------------------
                                                                Accumulation
                                                                    Units                                         Ratio of
                                                   ----------------------------------------          Net          Expenses
                                                     Outstanding     Unit           Total           Assets        to Average
                                                   (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------
AIM V.I. Growth Fund
December 31,
  2000 .......................................            33        $ 8.682          -21.7%       $    291           2.32%
  1999(1) ....................................            --         11.083           10.8               4           2.22+

Alger American Growth Portfolio
December 31,
  2000 .......................................            28          9.170          -16.0             260           2.28
  1999(1) ....................................             8         10.921            9.2              88           2.28+

Alger American Leveraged AllCap Portfolio
December 31,
  2000 .......................................            31          9.005          -25.9             275           2.39
  1999(1) ....................................            --         12.159           21.6              --           2.42+

Franklin Aggressive Growth Securities Fund
December 31,
  2000(6) ....................................             3          7.514          -24.9              20           2.39+

Franklin Global Communications Securities Fund
December 31,
  2000 .......................................            40         25.518          -33.8           1,014           2.01
  1999 .......................................            21         38.572           37.4             792           2.00
  1998 .......................................             2         28.082            9.5              54           1.99
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin Global Health Care Securities Fund
December 31,
  2000 .......................................            23         16.324           70.0             405           2.27
  1999 .......................................            19          9.601           -9.5             197           2.31
  1998(3) ....................................             8         10.604            6.0              93           2.33+

Franklin Growth and Income Securities Fund
December 31,
  2000 .......................................            75         30.099           16.3           2,275           1.99
  1999 .......................................            74         25.891           -0.4           1,929           1.98
  1998 .......................................            17         25.993            6.7             448           1.98
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

Franklin High Income Fund
December 31,
  2000 .......................................            61         17.739          -14.3           1,095           2.06
  1999 .......................................            63         20.695           -1.5           1,313           2.03
  1998 .......................................            25         21.020           -0.6             518           2.02
  1997 .......................................            --             --             --              --             --
  1996 .......................................            --             --             --              --             --

                                       34
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                              Valuemark II
                                                --------------------------------------------------------------------------------
                                                               Accumulation
                                                                  Units                                          Ratio of
                                                ------------------------------------------         Net           Expenses
                                                  Outstanding      Unit           Total           Assets        to Average
                                                (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................           1,502        $28.728           18.1%        $ 43,031           1.90%
  1999 ...................................           2,248         24.323           -3.2           54,683           1.90
  1998 ...................................           3,263         25.122            0.2           81,970           1.89
  1997 ...................................           3,991         25.065           15.5          100,025           1.90
  1996 ...................................           4,519         21.708            9.7           98,109           1.90

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................           1,217         21.085            4.3           25,664           2.18
  1999 ...................................           1,325         20.218           29.8           26,784           2.17
  1998 ...................................           1,016         15.574           18.6           15,825           2.18
  1997 ...................................             622         13.130           16.7            8,167           2.17
  1996(2) ................................             225         11.254           12.5            2,529           2.17+

Franklin Money Market Fund
December 31,
  2000 ...................................           1,461         15.526            4.5           22,687           1.95
  1999 ...................................           1,593         14.860            3.3           23,673           1.93
  1998 ...................................           2,168         14.386            3.8           31,188           1.85
  1997 ...................................           2,155         13.865            3.8           29,881           1.85
  1996 ...................................           2,433         13.359            3.7           32,508           1.83

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             222         14.928           34.6            3,334           2.07
  1999 ...................................             268         11.092           30.4            2,983           2.06
  1998 ...................................             415          8.505          -26.4            3,536           2.04
  1997 ...................................             458         11.559          -20.1            5,299           2.09
  1996 ...................................             566         14.467            2.5            8,189           2.05

Franklin Real Estate Fund
December 31,
  2000 ...................................             353         27.827           30.1            9,803           2.00
  1999 ...................................             466         21.386           -7.4            9,946           1.98
  1998 ...................................             708         23.107          -18.0           16,340           1.94
  1997 ...................................             942         28.169           19.0           26,532           1.94
  1996 ...................................             859         23.668           31.0           20,335           1.97

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................           1,473         22.497           19.4           33,131           2.18
  1999 ...................................           2,207         18.846          -11.0           41,590           2.15
  1998 ...................................           3,176         21.165            5.4           67,223           2.12
  1997 ...................................           3,489         20.074           31.2           70,041           2.14
  1996 ...................................           3,394         15.303           22.4           51,934           2.16

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Franklin Income Securities Fund
December 31,
  2000 ...................................             44        $28.421           18.0%        $  1,228           1.99%
  1999 ...................................             56         24.084           -3.3            1,318           1.99
  1998 ...................................             14         24.898            0.1              346           1.98
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Large Cap Growth Securities Fund
December 31,
  2000 ...................................            135         20.997            4.2            2,838           2.27
  1999 ...................................             73         20.152           29.7            1,473           2.26
  1998 ...................................             17         15.537           18.5              267           2.26
  1997 ...................................             --             --             --               --             --
  1996(2) ................................             --             --             --               --             --

Franklin Money Market Fund
December 31,
  2000 ...................................             37         15.363            4.4              574           2.04
  1999 ...................................            103         14.717            3.2            1,519           2.02
  1998 ...................................             12         14.260            3.7              166           1.94
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Natural Resources Securities Fund
December 31,
  2000 ...................................             15         14.769           34.5              228           2.16
  1999 ...................................             12         10.983           30.3              132           2.15
  1998 ...................................              7          8.430          -26.5               56           2.13
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Real Estate Fund
December 31,
  2000 ...................................              4         27.529           30.0              142           2.09
  1999 ...................................              4         21.176           -7.5              104           2.07
  1998 ...................................              1         22.901          -18.0               35           2.03
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

Franklin Rising Dividends Securities Fund
December 31,
  2000 ...................................             86         22.317           19.3            1,911           2.27
  1999 ...................................             73         18.712          -11.0            1,353           2.24
  1998 ...................................             17         21.034            5.3              346           2.21
  1997 ...................................             --             --             --               --             --
  1996 ...................................             --             --             --               --             --

                                       35
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                        Valuemark II
                                          --------------------------------------------------------------------------------
                                                         Accumulation
                                                            Units                                          Ratio of
                                          ------------------------------------------         Net           Expenses
                                            Outstanding      Unit           Total           Assets        to Average
                                          (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                          --------------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................             205        $ 9.448           -9.7%       $  1,929           1.72%
  1999(1) .........................              47         10.467            4.7             486           1.95+

Franklin Small Cap Fund
December 31,
  2000 ............................             744         23.878          -15.8          17,715           2.17
  1999 ............................             783         28.353           94.2          22,163           2.17
  1998 ............................           1,012         14.600           -2.4          14,771           2.17
  1997 ............................             938         14.952           15.8          14,022           2.17
  1996(2) .........................             416         12.913           29.1           5,369           2.17+

Franklin Technology Securities Fund
December 31,
  2000(6) .........................              58          7.509          -24.9             436           2.39

Franklin U.S. Government Fund
December 31,
  2000 ............................           2,046         20.481           10.3          41,854           1.92
  1999 ............................           2,761         18.574           -2.3          51,251           1.91
  1998 ............................           3,787         19.014            5.9          71,990           1.90
  1997 ............................           4,844         17.947            7.8          86,937           1.90
  1996 ............................           6,017         16.650            2.2         100,185           1.91

Franklin Value Securities Fund
December 31,
  2000 ............................              60          9.553           23.5             558           2.24
  1999 ............................              35          7.736            0.2             261           2.21
  1998(3) .........................              19          7.717          -22.8             143           2.52+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................             230         25.758           11.0           5,852           2.06
  1999 ............................             259         23.205           -7.2           6,008           2.05
  1998 ............................             349         25.003           11.0           8,739           1.80
  1997 ............................             345         22.532            9.8           7,772           1.80
  1996 ............................             428         20.517           -1.9           8,777           1.80

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................             134         28.289           17.1           3,768           2.05
  1999 ............................             197         24.164          -13.5           4,745           2.05
  1998 ............................             272         27.920           12.9           7,588           1.80
  1997 ............................             292         24.740           15.0           7,220           1.80
  1996 ............................             348         21.522           -4.1           7,492           1.80

                                                                             Valuemark IV
                                                 -------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                 ---------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                 -------------------------------------------------------------------------
Franklin S&P 500 Index Fund
December 31,
  2000 ............................                   37        $ 9.438           -9.8%       $    353           1.81%
  1999(1) .........................                   --         10.465            4.7              --           2.04+

Franklin Small Cap Fund
December 31,
  2000 ............................                   56         23.767          -15.9           1,316           2.26
  1999 ............................                   28         28.247           94.0             773           2.26
  1998 ............................                    9         14.558           -2.4             131           2.26
  1997 ............................                   --             --             --              --             --
  1996(2) .........................                   --             --             --              --             --

Franklin Technology Securities Fund
December 31,
  2000(6) .........................                    7          7.505          -25.0              53           2.48

Franklin U.S. Government Fund
December 31,
  2000 ............................                   68         20.264           10.2           1,358           2.01
  1999 ............................                  125         18.394           -2.4           2,289           2.00
  1998 ............................                   28         18.847            5.9             535           1.99
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Value Securities Fund
December 31,
  2000 ............................                   51          9.530           23.4             473           2.33
  1999 ............................                   54          7.724            0.1             406           2.30
  1998(3) .........................                   22          7.713          -22.9             167           2.61+

Franklin Zero Coupon Fund - 2005
December 31,
  2000 ............................                    4         25.489           10.9             102           2.15
  1999 ............................                    4         22.983           -7.3              86           2.14
  1998 ............................                    2         24.786           10.9              50           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

Franklin Zero Coupon Fund - 2010
December 31,
  2000 ............................                    7         27.989           17.0             210           2.14
  1999 ............................                    7         23.929          -13.5             181           2.14
  1998 ............................                    3         27.674           12.8              93           1.89
  1997 ............................                   --             --             --              --             --
  1996 ............................                   --             --             --              --             --

                                       36
                                       -----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                               Valuemark II
                                                 --------------------------------------------------------------------------------
                                                                Accumulation
                                                                   Units                                          Ratio of
                                                 ------------------------------------------         Net           Expenses
                                                   Outstanding      Unit           Total           Assets        to Average
                                                 (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                 --------------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................            685        $14.922            8.9%        $10,173           2.42%
  1999 .....................................            810         13.701           22.0          11,073           2.41
  1998 .....................................          1,127         11.226           -6.3          12,646           2.40
  1997 .....................................            924         11.983           17.7          11,070           2.46
  1996(4) ..................................             27         10.180            1.8             278           2.77+

Mutual Shares Securities Fund
December 31,
  2000 .....................................          1,344         14.831           12.0          19,922           2.20
  1999 .....................................          1,879         13.237           11.8          24,866           2.19
  1998 .....................................          2,264         11.837           -1.3          26,789           2.17
  1997 .....................................          1,823         11.993           16.1          21,858           2.20
  1996(4) ..................................             43         10.330            3.3             442           2.40+

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            165         14.040           -2.6           2,328           2.22
  1999 .....................................            228         14.408            6.0           3,294           2.22
  1998 .....................................            318         13.589           -1.4           4,317           2.24
  1997 .....................................            424         13.786           10.2           5,850           2.34
  1996 .....................................            300         12.514           18.2           3,759           2.26

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................            411          8.473          -30.5           3,482           2.96
  1999 .....................................            615         12.188           52.5           7,494           2.79
  1998 .....................................            749          7.993          -22.7           5,983           2.81
  1997 .....................................          1,160         10.340          -10.0          11,992           2.82
  1996 .....................................          1,042         11.487           19.9          11,970           2.89

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            363         17.112            2.9           6,208           2.12
  1999 .....................................            542         16.635           -7.1           9,013           2.05
  1998 .....................................            787         17.905            5.6          14,094           2.03
  1997 .....................................          1,072         16.957            1.0          18,177           2.02
  1996 .....................................          1,354         16.781            8.1          22,719           2.01

Templeton Growth Securities Fund
December 31,
  2000 .....................................          1,309         19.529            0.3          25,526           2.27
  1999 .....................................          1,859         19.466           19.4          36,188           2.28
  1998 .....................................          2,239         16.309            7.5          36,512           2.28
  1997 .....................................          2,594         15.176           11.9          39,364           2.28
  1996 .....................................          2,146         13.560           19.6          29,103           2.33

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Mutual Discovery Securities Fund
December 31,
  2000 .....................................           44        $14.867            8.8%        $   640           2.51%
  1999 .....................................           38         13.662           21.9             506           2.50
  1998 .....................................           17         11.205           -6.4             186           2.49
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Mutual Shares Securities Fund
December 31,
  2000 .....................................          170         14.776           11.9           2,509           2.29
  1999 .....................................          144         13.199           11.7           1,894           2.28
  1998 .....................................           38         11.814           -1.4             447           2.26
  1997 .....................................           --             --             --              --             --
  1996(4) ..................................           --             --             --              --             --

Templeton Asset Strategy Fund
December 31,
  2000 .....................................            4         13.968           -2.6              59           2.31
  1999 .....................................            4         14.347            5.9              57           2.31
  1998 .....................................            1         13.543           -1.5              16           2.33
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Developing Markets Securities Fund
December 31,
  2000 .....................................           23          8.421          -30.5             199           3.05
  1999 .....................................           10         12.125           52.4             135           2.88
  1998 .....................................            5          7.958          -22.8              45           2.90
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Global Income Securities Fund
December 31,
  2000 .....................................            8         16.929            2.8             150           2.21
  1999 .....................................            6         16.472           -7.2             110           2.14
  1998 .....................................            2         17.746            5.5              45           2.12
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

Templeton Growth Securities Fund
December 31,
  2000 .....................................          107         19.410            0.2           2,101           2.36
  1999 .....................................           91         19.364           19.3           1,791           2.37
  1998 .....................................           10         16.238            7.4             174           2.37
  1997 .....................................           --             --             --              --             --
  1996 .....................................           --             --             --              --             --

                                       37
-----------------------------------------


PREFERRED LIFE VARIABLE ACCOUNT C
OF PREFERRED LIFE INSURANCE COMPANY OF NEW YORK

Notes to Financial Statements (continued)
December 31, 2000

6. UNIT VALUES (CONTINUED)

                                                                                 Valuemark II
                                                   --------------------------------------------------------------------------------
                                                                  Accumulation
                                                                     Units                                          Ratio of
                                                   ------------------------------------------         Net           Expenses
                                                     Outstanding      Unit           Total           Assets        to Average
                                                   (in thousands)     Value          Return**    (in thousands)    Net Assets*
                                                   --------------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................          1,507        $21.586          -6.2%         $32,502            2.27%
  1999 .......................................          2,034         23.022           24.9          46,821            2.30
  1998 .......................................          2,938         18.437            4.1          54,177            2.28
  1997 .......................................          4,063         17.711           10.1          71,965            2.29
  1996 .......................................          4,375         16.081           21.2          70,362            2.29

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................             70         11.166           -2.4             785            2.51
  1999 .......................................            101         11.441           22.2           1,155            2.51
  1998 .......................................            114          9.364          -13.5           1,065            2.50
  1997 .......................................            173         10.825           -2.9           1,875            2.46
  1996(2) ....................................             65         11.145           11.5             722            2.18+

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................            397          7.995          -26.8           3,174            2.50
  1999 .......................................            659         10.915           35.1           7,191            2.48
  1998 .......................................            821          8.078          -14.3           6,633            2.50
  1997 .......................................          1,251          9.431          -36.8          11,793            2.43
  1996 .......................................          1,751         14.932            9.6          26,148            2.39

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................             17         10.381            2.1             180            2.40
  1999(1) ....................................             --         10.170            1.7%              2            2.40+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................             13         10.742           10.2%            136            2.15
  1999(1) ....................................             --                            --              --            2.15+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................             13          9.496          -11.5%            126            2.30
  1999(1) ....................................             --                            --              --            2.30+

                                                                             Valuemark IV
                                                --------------------------------------------------------------------------
                                                             Accumulation
                                                                 Units                                         Ratio of
                                                ----------------------------------------          Net          Expenses
                                                  Outstanding     Unit           Total           Assets        to Average
                                                (in thousands)    Value         Return**     (in thousands)    Net Assets*
                                                --------------------------------------------------------------------------
Templeton International Securities Fund
December 31,
  2000 .......................................        30        $21.413          -6.3%         $   621            2.36%
  1999 .......................................        16         22.858           24.8             343            2.39
  1998 .......................................         8         18.322            4.0             143            2.37
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

Templeton International Smaller Companies Fund
December 31,
  2000 .......................................        11         11.119           -2.5             135            2.60
  1999 .......................................         3         11.403           22.1              47            2.60
  1998 .......................................         3          9.342          -13.6              34            2.59
  1997 .......................................        --             --             --              --              --
  1996(2) ....................................        --             --             --              --              --

Templeton Pacific Growth Securities Fund
December 31,
  2000 .......................................        10          7.931          -26.8              75            2.59
  1999 .......................................         8         10.838           35.0              82            2.57
  1998 .......................................         6          8.028          -14.4              46            2.59
  1997 .......................................        --             --             --              --              --
  1996 .......................................        --             --             --              --              --

USAllianz VIP Diversified Assets Fund
December 31,
  2000 .......................................         2         10.370            2.0         $    23            2.49
  1999(1) ....................................        --             --             --              --            2.49+

USAllianz VIP Fixed Income Fund
December 31,
  2000 .......................................         2         10.731           10.1%             22            2.24
  1999(1) ....................................        --             --             --              --            2.24+

USAllianz VIP Growth Fund
December 31,
  2000 .......................................         2          9.486          -11.6%             16            2.39
  1999(1) ....................................        --             --             --              --            2.39+

  * For the year ended December 31, including the effect of the expenses of the underlying funds.
 **   Total return does not reflect payment of sales charge.
  +   Annualized.
(1)   Period from November 12, 1999 (fund commencement) to December 31, 1999.
(2)   Period from June 10, 1996 (fund commencement) to December 31, 1996.
(3)   Period from August 17, 1998 (fund commencement) to December 31, 1998.
(4)   Period from December 2, 1996 (fund commencement) to December 31, 1996.
(5)   Period from August 4, 1995 (fund commencement) to December 31, 1995.
(6)   Period from May 1, 2000 (fund commencement) to December 31, 2000.





                        PREFERRED LIFE INSURANCE COMPANY
                                   OF NEW YORK
                              Financial Statements
                           December 31, 2000 and 1999

                                       -----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Independent Auditors' Report

The Board of Directors
Preferred Life Insurance Company of New York:

We have audited the accompanying balance sheets of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the related statements of income, comprehensive income (loss), stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Preferred Life Insurance Company of New York as of December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

January 16, 2001

            Variable Life Prospectus   1
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets

December 31, 2000 and 1999
(in thousands except share data)

Assets                                                       2000          1999
                                                           ---------------------
Investments:
   Fixed maturities, at market .......................     $ 55,055       47,988
   Equity securities, at market ......................        2,215        2,380
   Short-term securities .............................        2,256        1,947
   Policy loans ......................................            1            3
                                                           ---------------------
     Total investments ...............................       59,527       52,318
Cash .................................................        5,132        2,785
Receivables ..........................................        3,509        3,364
Reinsurance recoverables:
   Recoverable on future benefit reserves ............        1,917        1,718
   Recoverable on unpaid claims ......................        4,593        8,943
   Receivable on paid claims .........................        1,728        2,989
Deferred acquisition costs ...........................       16,730       22,751
Other assets .........................................        1,559        1,824
                                                           ---------------------
   Assets, exclusive of separate account assets ......       94,695       96,692
Separate account assets ..............................      470,577      614,649
                                                           ---------------------
   Total assets ......................................     $565,272      711,341
                                                           =====================

                 See accompanying notes to financial statements.

                                       2
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Balance Sheets (continued)

December 31, 2000 and 1999
(in thousands except share data)

                                                            2000          1999
                                                          ---------------------
Liabilities and Stockholder's Equity
Liabilities:
   Future benefit reserves:
      Life ..........................................     $  3,032        2,771
      Annuity .......................................        9,542        6,546
   Policy and contract claims .......................       17,062       25,990
   Unearned premiums ................................          551          652
   Other policyholder funds .........................          228          336
   Reinsurance payable ..............................        1,158        2,148
   Deferred income taxes ............................        5,216        6,853
   Accrued expenses and other liabilities ...........          147          745
   Commissions due and accrued ......................          513          737
   Payable to parent ................................        2,577        2,598
                                                          ---------------------
     Liabilities, exclusive of separate account
       liabilities ..................................       40,026       49,376
Separate account liabilities ........................      470,577      614,649
                                                          ---------------------
     Total liabilities ..............................      510,603      664,025
Stockholder's equity:
   Common stock, $10 par value; 200,000 shares
     authorized, issued and outstanding .............        2,000        2,000
   Additional paid-in capital .......................       15,500       15,500
   Retained earnings ................................       36,862       31,115
   Accumulated other comprehensive (loss) income ....          307       (1,299)
                                                          ---------------------
     Total stockholder's equity .....................       54,669       47,316
Commitments and contingencies (notes 5 and 10)
                                                          ---------------------
     Total liabilities and stockholder's equity .....     $565,272      711,341
                                                          =====================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   3
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Income

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                     2000        1999        1998
                                                  --------------------------------
Revenue:
   Life insurance premiums ....................   $  3,390       4,486       7,115
   Annuity considerations .....................      9,059      11,011      12,643
   Accident and health premiums ...............     11,563      23,803      21,148
                                                  --------------------------------
     Total premiums and considerations ........     24,012      39,300      40,906
   Premiums ceded .............................      5,487      12,357      11,427
                                                  --------------------------------
     Net premiums and considerations ..........     18,525      26,943      29,479
   Investment income, net .....................      3,565       2,739       2,021
   Realized investment (losses) gains .........        (64)         58       1,003
   Other income ...............................        826         110          62
                                                  --------------------------------
     Total revenue ............................     22,852      29,850      32,565
                                                  --------------------------------
Benefits and expenses:
   Life insurance benefits ....................      1,599       1,039       3,508
   Annuity benefits ...........................      1,213         382         351
   Accident and health insurance benefits .....      1,818      19,462      10,579
                                                  --------------------------------
     Total benefits ...........................      4,630      20,883      14,438
   Benefit recoveries .........................        206      11,242       5,770
                                                  --------------------------------
     Net benefits .............................      4,424       9,641       8,668
   Commissions and other agent compensation ...      2,171       4,590       7,091
   General and administrative expenses ........      4,933       4,089       4,148
   Taxes, licenses and fees ...................        637         840         187
   Change in deferred acquisition costs, net ..      6,021      10,636       4,060
                                                  --------------------------------
     Total benefits and expenses ..............     18,186      29,796      24,154
                                                  --------------------------------
     Income from operations before income taxes      4,666          54       8,411
                                                  --------------------------------
Income tax (benefit) expense:
   Current ....................................      1,421       1,913       3,126
   Deferred ...................................     (2,502)     (1,922)       (312)
                                                  --------------------------------
     Total income tax (benefit) expense .......     (1,081)         (9)      2,814
                                                  --------------------------------
     Net income ...............................   $  5,747          63       5,597
                                                  ================================

                 See accompanying notes to financial statements.

                                       4
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Comprehensive Income (Loss)

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                          2000     1999      1998
                                                        -------------------------
Net income ..........................................   $5,747       63     5,597
                                                        -------------------------
Other comprehensive income (loss):
   Unrealized gains (losses) on fixed maturities and
    equity securities:
     Unrealized holding gains (losses) arising during
      the period net of tax of $843 in 2000,
      $(1,182) in 1999 and $468 in 1998 .............    1,564   (2,194)      869

     Reclassification adjustment for realized losses
      (gains) included in net income, net of tax of
      $(22) in 2000, $20 in 1999, and $351 in 1998 ..       42      (38)     (652)
                                                        -------------------------
       Total other comprehensive income (loss) ......    1,606   (2,232)      217
                                                        -------------------------
       Total comprehensive income (loss) ............   $7,353   (2,169)    5,814
                                                        =========================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   5
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Stockholder's Equity

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                   2000         1999        1998
                                                 --------------------------------
Common stock:
   Balance at beginning and end of year ......   $  2,000       2,000       2,000
                                                 --------------------------------
Additional paid-in capital:
   Balance at beginning and end of year ......     15,500      15,500      15,500
                                                 --------------------------------
Retained earnings:
   Balance at beginning of year ..............     31,115      31,052      25,455
   Net income ................................      5,747          63       5,597
                                                 --------------------------------
   Balance at end of year ....................     36,862      31,115      31,052
                                                 --------------------------------
Accumulated other comprehensive income (loss):
   Balance at beginning of year ..............     (1,299)        933         716
   Net unrealized gain (loss) during the year,
    net of deferred federal income taxes .....      1,606      (2,232)        217
                                                 --------------------------------
   Balance at end of year ....................        307      (1,299)        933
                                                 --------------------------------
     Total stockholder's equity ..............   $ 54,669      47,316      49,485
                                                 ================================

                 See accompanying notes to financial statements.

                                       6
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Statements of Cash Flows

Years Ended December 31, 2000, 1999 and 1998
(in thousands)

                                                                             2000         1999        1998
                                                                           --------------------------------
Cash flows provided by (used in) operating activities:
   Net income ..........................................................   $  5,747          63       5,597
                                                                           --------------------------------
   Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
     Realized losses (gains) on investments ............................         64         (58)     (1,003)
     Deferred federal income tax (benefit) .............................     (2,502)     (1,922)       (312)
     Charges to policy account balances ................................       (960)       (610)          0
     Interest credited to policyholder account balances ................        381         374          42
     Change in:
        Receivables and other assets ...................................      5,532       1,198       5,149
        Deferred acquisition costs .....................................      6,021      10,636       4,060
        Future benefit reserves ........................................      1,445      (4,465)        829
        Policy and contract claims .....................................     (8,928)     (1,288)     (3,480)
        Unearned premiums ..............................................       (101)       (261)       (677)
        Other policyholder funds .......................................       (108)     (3,215)      2,321
        Reinsurance payable ............................................       (990)        651        (619)
        Accrued expenses and other liabilities .........................       (598)     (3,149)        783
        Commissions due and accrued ....................................       (224)        115        (308)
        Payable to parent ..............................................        (21)       (805)        221
     Depreciation and amortization .....................................        106         228        (275)
                                                                           --------------------------------
        Total adjustments ..............................................       (883)     (2,571)      6,731
                                                                           --------------------------------
        Net cash provided by (used in) operating activities ............      4,864      (2,508)     12,328
                                                                           --------------------------------
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturity securities ...............................    (30,083)    (21,938)    (28,065)
   Purchase of equity securities .......................................     (1,436)     (1,343)     (2,105)
   Sale or redemption of fixed maturity securities .....................     25,572       8,735      20,414
   Sale of equity securities ...........................................      1,346       1,103         553
   Other investments, net ..............................................       (307)      8,126      (8,987)
                                                                           --------------------------------
        Net cash used in investing activities ..........................     (4,908)     (5,317)    (18,190)
                                                                           --------------------------------
Cash flows provided by (used in) financing activities:
   Policyholders' deposits to account balances .........................      2,197       4,583       6,676
   Policyholders' withdrawals from account balances ....................        194        (108)          0
                                                                           --------------------------------
        Net cash provided by financing activities ......................      2,391       4,475       6,676
        Net change in cash .............................................      2,347      (3,350)        814
Cash at beginning of year ..............................................      2,785       6,135       5,321
                                                                           --------------------------------
Cash at end of year ....................................................   $  5,132       2,785       6,135
                                                                           ================================

                 See accompanying notes to financial statements.

            Variable Life Prospectus   7
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Preferred Life Insurance Company of New York (the Company) is a wholly owned subsidiary of Allianz Life Insurance Company of North America (Allianz Life) which, in turn, is a wholly-owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company licensed to sell group life and accident and health policies and individual variable annuity contracts in six states and the District of Columbia. Based on 2000 revenue and consideration volume, 49%, 37% and 14% of the Company's business is annuity, accident and health and life, respectively. The Company has made the decision to terminate all group accident and health reinsurance assumed business and to no longer pursue the broker administrator distribution channel. The group accident and health business will decline significantly as a result of these decisions. The Company's primary distribution channels are through strategic alliances with third party marketing organizations and independent agents.

Following is a summary of the significant accounting policies reflected in the accompanying financial statements.

Basis of Presentation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Variable Annuity Business

Variable annuity contracts do not have significant mortality or morbidity risks and are accounted for in a manner consistent with interest bearing financial instruments. Accordingly, premium receipts are reported as deposits to the contractholder's account, while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Benefits consist of claims and benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs, which vary with and are primarily related to production of new business, are deferred. For variable annuity contracts, acquisition costs are amortized in relation to the present value of expected gross profits from investment margins and expense charges. Acquisition costs for group life and group accident and health products are deferred and amortized over the lives of the policies in the same manner as premiums are earned. Deferred acquisition costs amortized during 2000, 1999 and 1998 were $6,588, $11,687, and $8,763, respectively.

                                       8
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Future Benefit Reserves

Future benefits on life insurance products are computed by net level premium methods and the commissioners reserve valuation method based upon estimated future investment yield and mortality, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations.

Future benefit reserves for variable annuity products are carried at accumulated contract values. Any additional reserves for any death benefits that may exceed the accumulated contract values are carried at an amount greater than or equal to a one year term cost.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid or incurred but not yet reported as of December 31.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value, changes in unrealized gains and losses, net of tax, are credited or charged directly to stockholder's equity. Mortgage backed securities and structured securities are amortized using anticipated prepayments and are accounted for using the retrospective method. Short-term securities, which include certificates of deposit, are carried at amortized cost which approximates market. Policy loans are reflected at their unpaid principal balances.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 2000 and 1999, investments with a carrying value of $1,669 and $1,611, respectively, were pledged to the New York Superintendent of Insurance as required by statutory regulation.

The fair values of invested assets are deemed by management to approximate their estimated market values. The fair value of fixed maturity and equity securities is based principally on independent pricing services, broker quotes and other independent information. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to December 31 may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Forward Contracts

As of December 31, 2000 and 1999 the Company had outstanding commitments of $5,400 and $0, respectively, to purchase securities issued by the Federal National Mortgage Association ("FNMA") on a "to be announced" ("TBA") basis. The interest rate on these securities is 6.5%. The Company received additional income from commitments of this type totaling $245 in 2000. No income was earned on such commitments in 1999 and 1998.

Reinsurance

Reinsurance premium and benefits paid or provided are accounted for on a basis consistent with those used in accounting for original policies issued and the terms of the reinsurance contracts. Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as a reinsurance recoverable. Reinsurance recoverables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

            Variable Life Prospectus   9
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contractholders. Each account has specific investment objectives and the assets are carried at market value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the contractholders' accounts.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the period that includes the enactment date.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year end including the financial condition and credit worthiness of the parties underlying the receivables.

Accounting Changes

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. No adjustments were made to the financial statements upon adoption of this statement.

Accounting Pronouncements to be Adopted

Statement of Financial Accounting Standards (SFAS) No.133, Accounting for Derivative Instruments and Hedging Activities, as amended by SFAS No. 137 and No. 138, is required to be adopted in years beginning after June 15, 2000. The Company is required to adopt the new Statement effective January 1, 2001. The Statement will require the Company to recognize all derivatives on the balance sheet at fair value. The Company plans on marking all derivative instruments to market value. As of December 31, 2000, the Company did not hold any derivatives.

In September 2000, the Financial Accounting Standards Board issued SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, was issued replacing SFAS No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. This statement revises the standards for accounting for securitizations and other transfers of financial assets and collateral and requires certain disclosure, but it carries over most of SFAS No. 125 provisions without reconsideration. This statement is effective for transfers and servicing of financial assets and extinguishment of liabilities occurring after March 31, 2001. Adoption of this statement is not expected to have a significant impact on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform with current year presentation.

                                       10
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS

Investments at December 31, 2000 consist of:

                                                                                            Amount
                                                         Amortized       Estimated         shown on
                                                           cost            fair             balance
                                                          or cost          value             sheet
                                                          -----------------------------------------
Fixed maturity securities:
   U.S. Government .............................          $22,514           22,729           22,729
   Foreign government ..........................              712              737              737
   Public utilities ............................              779              791              791
   Corporate securities ........................           30,620           30,636           30,636

   Mortgage-backed securities and collateralized
   mortgage obligations ........................              162              162              162
                                                          -----------------------------------------
     Total fixed maturities ....................          $54,787           55,055           55,055
                                                          -----------------------------------------
Equity securities:
   Common stocks:
     Industrial and miscellaneous ..............            2,011            2,215            2,215
                                                          -----------------------------------------
Other investments:
   Short-term securities .......................            2,256          XXXXXXX            2,256
   Policy loans ................................                1          XXXXXXX                1
                                                          -----------------------------------------
     Total investments .........................          $59,055          XXXXXXX           59,527
                                                          =========================================

            Variable Life Prospectus   11
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

At December 31, 2000 and 1999, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:

                                                                    Gross            Gross         Estimated
                                                 Amortized        unrealized       unrealized         fair
                                                   cost             gains           losses           value
                                                 ----------------------------------------------------------
2000:
 Fixed  maturity securities:
   U.S. Government ....................          $22,514              369              154           22,729
   Foreign government .................              712               25                0              737
   Corporate securities ...............           30,620              688              672           30,636
   Public utilities ...................              779               13                1              791
   Mortgage-backed securities and
    collateralized mortgage obligations              162                0                0              162
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           54,787            1,095              827           55,055
 Equity securities ....................            2,011              457              253            2,215
                                                 ----------------------------------------------------------
     Total ............................          $56,798            1,552            1,080           57,270
                                                 ==========================================================
1999:
 Fixed  maturity securities:
   U.S. Government ....................          $37,183              141            1,927           35,397
   Foreign government .................              500                0               29              471
   Corporate securities ...............           12,520                0              691           11,829
   Public utilities ...................              304                0               13              291
                                                 ----------------------------------------------------------
     Total fixed maturity securities ..           50,507              141            2,660           47,988
 Equity securities ....................            1,860              772              252            2,380
                                                 ----------------------------------------------------------
     Total ............................          $52,367              913            2,912           50,368
                                                 ==========================================================

The change in net unrealized gains and (losses) on fixed maturity securities was $2,787, $(3,721) and $100 for the years ended December 31, 2000, 1999 and 1998, respectively.

The change in net unrealized gains and (losses) from equity securities was $(316), $286 and $234 for the years ended December 31, 2000, 1999 and 1998, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                      Amortized     Estimated
                                                        cost        fair value
                                                     --------------------------
   Due in one year or less ..................          $   906           908
   Due after one year through five years ....           24,760        24,780
   Due after five years through ten years ...           16,938        17,197
   Due after ten years ......................           12,021        12,008
   Mortgage-backed securities and collateralized
    mortgage obligations ....................              162           162
                                                       ---------------------
     Totals .................................          $54,787        55,055
                                                       =====================

                                       12
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(2) INVESTMENTS (CONTINUED)

Proceeds from sales of investments in available-for-sale securities during 2000, 1999 and 1998 were $26,798, $4,483 and $20,779, respectively. Gross gains of $697, $219, and $1,080 and gross losses of $761, $161, and $77 were realized on sales of available-for-sale securities in 2000, 1999 and 1998, respectively. The Company recognized a loss of $40 on securities with other than temporary impairment.

Major categories of net investment income for the respective years ended December 31 are:

                                          2000            1999             1998
                                         ---------------------------------------
Interest:
   Fixed maturity securities ..          $3,081           2,515            1,592
   Short-term investments .....             274             289              393
Dividends:
   Equity securities ..........              20              19               12
Other .........................             240              (9)              52
                                         ---------------------------------------
     Total investment income ..           3,615           2,814            2,049

Investment expenses ...........              50              75               28
                                         ---------------------------------------
     Net investment income ....          $3,565           2,739            2,021
                                         =======================================

(3) SUMMARY TABLE OF FAIR VALUE DISCLOSURES

                                                      2000                               1999
                                         --------------------------------------------------------------
                                             Carrying         Fair           Carrying            Fair
                                              Amount          Value           Amount             Value
                                              -------         -----           -------            -----
Financial assets:
   Fixed maturity securities
     U.S. Government ..........          $ 22,729            22,729            35,397            35,397
     Foreign government .......               737               737               471               471
     Corporate securities .....            31,427            31,427            11,829            11,829
     Mortgage backed securities               162               162                 0                 0
     Public utilities .........                 0                 0               291               291
   Equity securities ..........             2,215             2,215             2,380             2,380
   Short term securities ......             2,256             2,256             1,947             1,947
   Separate accounts assets ...           470,577           470,577           614,649           614,649

Financial liabilities:
   Separate account liabilities           470,577           467,853           614,649           609,915
                                         ==============================================================

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.

            Variable Life Prospectus   13
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(4) ACCIDENT AND HEALTH CLAIM RESERVES

Accident and health claim reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves that are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claim reserves, exclusive of hospital indemnity and AIDS reserves of $650, $516, and $838 in 2000, 1999 and 1998, respectively, is summarized as follows:

                                                                   2000                1999               1998
                                                                 ----------------------------------------------
Balance at January 1, net of reinsurance recoverables
  of $8,006, $6,540, and $7,643 .......................          $ 15,490             15,650             17,804

Incurred related to:
   Current year .......................................             6,540             11,823             11,203
   Prior years ........................................            (4,711)            (2,752)            (4,946)
                                                                 ----------------------------------------------
     Total incurred ...................................             1,829              9,071              6,257

Paid related to:
   Current year .......................................               894              2,725              3,697
   Prior years ........................................             4,716              6,506              4,714
                                                                 ----------------------------------------------
Total paid ............................................             5,610              9,231              8,411

Balance at December 31, net of reinsurance recoverables
  of $3,758, $8,006 and $6,540 ........................          $ 11,709             15,490             15,650
                                                                 ==============================================

The provision for prior year claim and claim adjustment expenses decreased in 2000 primarily due to lower than expected losses on a discontinued block of business. Current year paid and incurred claims have decreased in 2000 due to termination of the reinsurance assumed business while prior year paid claims continue to reflect losses related to the run-off of the terminated business. In 1998, the Company experienced positive development in its HMO reinsurance business which decreased the provision for prior year claims.

                                       14
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $50 coverage per individual life.

Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. A contingent liability exists to the extent that Allianz Life or the Company's unaffiliated reinsurers are unable to meet their contractual obligations under reinsurance contracts. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Included in the reinsurance recoverables at December 31, 2000 and 1999 are recoverables on paid claims, unpaid claims and future benefit reserves from Allianz Life of $447 and $1,884, respectively.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                           Assumed         Ceded                              of amount
                                         Direct          from other       to other           Net               assumed
Year ended                               amount           companies       companies         amount              to net
                                       ----------------------------------------------------------------------------------
December 31, 2000:
Life insurance in force ........       $1,516,290                0          136,465        1,379,825              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            3,390                0              815            2,575              0.0%
   Annuities ...................            9,059                0                0            9,059              0.0%
   Accident and health insurance            7,790            3,773            4,672            6,891             54.8%
                                       ------------------------------------------------------------------------------
     Total premiums ............           20,239            3,773            5,487           18,525             20.4%
                                       ==============================================================================
December 31, 1999:
Life insurance in force ........       $1,095,552                0          159,143          936,409              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            4,486                0            1,173            3,313              0.0%
   Annuities ...................           11,011                0                0           11,011              0.0%
   Accident and health insurance           17,075            6,728           11,184           12,619             53.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           32,572            6,728           12,357           26,943             25.0%
                                       ==============================================================================
December 31, 1998:
Life insurance in force ........       $  856,149                0          277,168          578,981              0.0%
                                       ------------------------------------------------------------------------------
Premiums:
   Life insurance ..............            7,115                0            1,568            5,547              0.0%
   Annuities ...................           12,643                0                0           12,643              0.0%
   Accident and health insurance           15,813            5,335            9,859           11,289             47.3%
                                       ------------------------------------------------------------------------------
     Total premiums ............           35,571            5,335           11,427           29,479             18.1%
                                       ==============================================================================

            Variable Life Prospectus   15
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(5) REINSURANCE (CONTINUED)

Of the amounts assumed from and ceded to other companies, life and accident and health insurance assumed from and ceded to Allianz Life is as follows:

                                                   Assumed                              Ceded
                                       -----------------------------------------------------------------
                                        2000        1999        1998        2000        1999        1998
                                       -----------------------------------------------------------------
Life insurance in force ........       $   0           0           0       1,598       1,670       1,992
                                       -----------------------------------------------------------------
Premiums:
   Life insurance ..............       $   0           0           0          45          50          10
   Accident and health insurance         750       1,892       1,575         457         628         635
                                       -----------------------------------------------------------------
   Total premiums ..............       $ 750       1,892       1,575         502         678         645
                                       =================================================================

(6) INCOME TAXES

Income Tax Expense

Total income tax expenses for the years ended December 31 are as follows:

                                                                      2000           1999           1998
                                                                    -------------------------------------
Income tax expense attributable to operations:
   Current tax expense ......................................       $ 1,421          1,913          3,126
   Deferred tax (benefit) expense ...........................        (2,502)        (1,922)          (312)
                                                                    -------------------------------------
Total income tax (benefit) expense attributable to operations       $(1,081)            (9)         2,814
Income tax effect on equity:
     Attributable to unrealized gains and losses for the year           865         (1,202)           117
                                                                    -------------------------------------
Total income tax effect on equity ...........................       $  (216)        (1,211)         2,931
                                                                    =====================================

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Statements of Income for the respective years ended December 31 as follows:

                                                                      2000            1999          1998
                                                                    -------------------------------------
Income tax expense computed at the statutory rate ...........       $ 1,633             19          2,943
Dividends received on deductions and tax-exempt interest ....          (557)          (186)          (467)
Adequacy release ............................................        (2,376)             0              0
Other .......................................................           219            158            338
                                                                    -------------------------------------
   Income tax (benefit) expense as reported .................       $(1,081)            (9)         2,814
                                                                    =====================================

                                       16
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(6) INCOME TAXES (CONTINUED)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet
Tax effects of temporary differences giving rise to the significant components of the net deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                            2000           1999
                                                           ---------------------
Deferred tax assets:
   Future benefit reserves .......................         $    0            533
   Unrealized losses on investments ..............              0            700
                                                           ---------------------
     Total deferred tax assets ...................              0          1,233
                                                           ---------------------
Deferred tax liabilities:
   Future benefit reserves .......................          1,051              0
   Deferred acquisition costs ....................          3,946          5,637
   Unrealized gains on investments ...............            165              0
   Other .........................................             54          2,449
                                                           ---------------------
     Total deferred tax liabilities ..............          5,216          8,086
                                                           ---------------------
Net deferred tax liability .......................         $5,216          6,853
                                                           =====================

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The Company accrues income taxes payable to Allianz Life under AZOA intercompany tax allocation agreements. Income taxes paid (recovered) by the Company were $1,670, $3,149 and $(1,998) in 2000, 1999 and 1998, respectively. The Company's liability for current taxes was $1,719 and $1,968 as of December 31, 2000 and 1999, respectively and is included in payable to parent.

(7) RELATED PARTY TRANSACTIONS

Allianz Life performs certain administrative services for the Company. The Company reimbursed Allianz Life $3,317, $1,496, and $1,941 in 2000, 1999 and 1998, respectively, for related administrative expenses incurred. In 2000, the Company changed its intercompany administrative agreement with Allianz Life and as a result more expenses are allocated through this agreement rather than directly incurred. The Company's liability to Allianz Life for incurred but unpaid service fees as of December 31, 2000 and 1999 was $858 and $630, respectively, and is included in payable to parent in the liability section of the accompanying balance sheet.

AZOA's investment division manages the Company's investment portfolio. The Company paid AZOA $50, $35, and $18 in 2000, 1999 and 1998, respectively, for investment advisory fees. The Company had no incurred but unpaid fees to AZOA as of December 31, 2000 and 1999.

            Variable Life Prospectus   17
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(8) EMPLOYEE BENEFIT PLANS

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution money purchase plan. The Company makes contributions to the plan on behalf of eligible participants. All employees are eligible to participate in the Primary Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $44, $60, and $30 in 2000, 1999 and 1998, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Prior to 1999, all employees were eligible to participate in the Allianz Plan during their first year of service, however, they were not eligible for the Company's matching contribution until completion of one year of service and were fully vested in the company's matching contribution after three years of service. Effective January 1, 1999, new hires were immediately enrolled in the Allianz Plan upon their first day of employment. Under the Allianz Plan provisions, the Company will match 100% of eligible employees' contributions up to a maximum of 2% of a participant's eligible compensation in the first year of service and 6% following the employee's first year anniversary. Employees are fully vested in the Company's matching contribution after three years of service. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of the Company. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's eligible compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $51, $35, and $18 in 2000, 1999 and 1998, respectively, toward planned contributions.

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity policy benefit reserves calculated for statutory accounting do not include provisions for withdrawals. The National Association of Insurance Commissioners (NAIC) has completed a project to codify statutory accounting practices, the result of which will constitute the primary source of "prescribed" statutory accounting practices. Accordingly, that project, which has been substantially adopted by all States effective January 1, 2001, changes the definition of what comprises prescribed versus permitted statutory accounting practices, and will result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.

The State of New York has adopted codification with a few exceptions. The only material exception impacting the Company is Statement of Statutory Accounting Principle No.10, Income Taxes. New York will not recognize deferred income taxes. The State of New York has noted they will revisit these exceptions during 2001.

The Company has determined the impact of adopting the NAIC codification as modified by the State of New York to be immaterial to statutory surplus of the Company at December 31, 2000.

                                       18
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(9) STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS (CONTINUED)

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying financial statements for the years ended December 31 are as follows:

                                                     Stockholder's equity                  Net income
                                                ----------------------------------------------------------------
                                                  2000           1999          2000          1999          1998
                                                ----------------------------------------------------------------
Statutory basis ...........................     $ 45,460        38,136         7,222         5,351         6,891
Adjustments:
   Change in reserve basis ................       (3,593)       (5,680)        2,087         3,536         2,147
   Deferred acquisition costs .............       16,730        22,751        (6,021)      (10,636)       (4,060)
   Deferred taxes .........................       (5,216)       (6,853)        2,502         1,922           312
   Nonadmitted assets .....................           39            39             0             0             0
   Interest maintenance reserve ...........          456           513            23           (56)          657
   Asset valuation reserve ................          486           667             0             0             0
   Liability for unauthorized reinsurers ..           39           261             0             0             0
   Unrealized (losses) gains on investments          268        (2,519)            0             0             0
   Other ..................................            0             1           (66)          (54)         (350)
                                                ----------------------------------------------------------------
      As reported in the accompanying
         financial statements .............     $ 54,669        47,316         5,747            63         5,597
                                                ================================================================

The Company is required to meet minimum capital and surplus requirements. At December 31, 2000 and 1999, the Company was in compliance with these requirements. In accordance with New York Statutes, the Company may not pay a stockholder dividend without prior approval by the Superintendent of Insurance. The Company paid no dividends in 2000, 1999 and 1998.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. The Company met its risk based capital requirements as of December 31, 2000 and 1999.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

            Variable Life Prospectus   19
-----------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(10) COMMITMENTS AND CONTINGENCIES

The Company is subject to claims and lawsuits that arise in the ordinary course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on the financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.

                                       20
                                      ------------------------------------------


PREFERRED LIFE INSURANCE COMPANY OF NEW YORK
Notes to Financial Statements (continued)
(in thousands)

(11) SUPPLEMENTARY INSURANCE INFORMATION

The following table summarizes certain financial information by line of business for 2000, 1999 and 1998:

                                                  As of December 31
                                  -------------------------------------------------
                                                                          Other
                                  Deferred                               policy
                                   policy      Future                  claims and
                                 acquisition  benefits      Unearned    benefits
                                    costs     reserves      premiums     payable
                                  -------------------------------------------------
2000:
Life insurance ..............     $    11       3,032         125           945
Annuities ...................      16,658       9,542           0             0
Accident and health insurance          61           0         426        16,117
                                  -------------------------------------------------
                                  $16,730      12,574         551        17,062
                                  =================================================
1999:
Life insurance ..............     $    25       2,771         156         1,499
Annuities ...................      22,644       6,546           0           479
Accident and health insurance          82           0         496        24,012
                                  -------------------------------------------------
                                  $22,751       9,317         652        25,990
                                  =================================================
1998:
Life insurance ..............     $    57       1,827         246         3,424
Annuities ...................      33,206       7,716           0           827
Accident and health insurance         124           0         667        23,027
                                  -------------------------------------------------
                                  $33,387       9,543         913        27,278
                                  =================================================

                                                 For the year ended December 31
                                 -----------------------------------------------------------------
                                    Premium                                Net Change
                                    revenue                                   in
                                   and other         Net                     policy        Other
                                   contract      investment               acquisition    operating
                                 considerations    income     Benefits      costs (a)    expenses
                                 -----------------------------------------------------------------
2000:
Life insurance ..............        2,575            484       1,293            14            730
Annuities ...................        9,059          1,127       1,213         5,986          2,507
Accident and health insurance        6,891          1,954       1,918            21          4,504
                                 -----------------------------------------------------------------
                                    18,525          3,565       4,424         6,021          7,741
                                 =================================================================
1999:
Life insurance ..............        3,313            192         411            32            923
Annuities ...................       11,011            904         382        10,562          2,423
Accident and health insurance       12,619          1,643       8,848            42          6,173
                                 -----------------------------------------------------------------
                                    26,943          2,739       9,641        10,636          9,519
                                 =================================================================
1998:
Life insurance ..............        5,547            303       2,160           165          1,518
Annuities ...................       12,643            243         351         3,899          6,047
Accident and health insurance       11,289          1,475       6,157            (4)         3,861
                                 -----------------------------------------------------------------
                                    29,479          2,021       8,668         4,060         11,426
                                 =================================================================

(a) See note 1 for aggregate gross amortization.



                                     PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

A.  Financial Statements

    The following financial statements of the Company are included in Part B hereof.

    1.  Independent Auditors' Report.
    2.  Balance Sheets as of December 31, 2000 and 1999.
    3. Statements of Income for the years ended December 31, 2000, 1999 and 1998.
    4.  Statements of Stockholder's Equity for the years ended
        December 31, 2000, 1999 and 1998.
    5. Statements of Cash Flow for the years ended December 31, 2000, 1999 and 1998.
    6.  Notes to Financial Statements - December 31, 2000, 1999 and 1998.

    The following financial statements of the Variable Account are included in Part B hereof.
    1.  Independent Auditors' Report.
    2.  Statements of Assets and Liabilities as of December 31, 2000.
    3.  Statements of Operations for the year ended December 31, 2000.
    4.  Statements of Changes in Net Assets for the years ended
        December 31, 2000 and 1999.
    5.  Notes to Financial Statements - December 31, 2000.


B.  Exhibits

    1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
    2.  Not Applicable
    3.  a. Principal Underwriter Agreement (3)
        b. Selling Agreement (5)
    4.  Individual Variable Annuity Contract(2)
    5.  Application for Individual Variable Annuity Contract(2)
    6.  (a)  Copy of Articles of Incorporation of the Company(1)
        (b)  Copy of the Bylaws of the Company(3)
    7.  Not Applicable
    8.  Form of Fund Participation Agreement
        (a) Form of Fund Participation Agreement between North American Life and Casualty Company and Franklin Valuemark funds(2)
        (b) Form of Fund Participation Agreement between AIM Variable Insurance Funds, Inc., Preferred Life Insurance Company of New York and NALAC Financial Plans LLC(4)
        (c) Form of Fund Participation Agreement between Alger American Fund, Preferred Life Insurance Company of New York and Fred Alger and Company(4)
        (d) Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Preferred Life Insurance Company of New York and BISYS Fund Services Limited Partnership(4)
        (e) Form of Fund Participation Agreement between Preferred Life Insurance Company of New York, The Prudential Series Fund, Inc., The Prudential Insurance Company of America, and Prudential Investment Management Services, LLC(6)
        (f) Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Asset Management, Inc., and Preferred Life Insurance Company of New York. (7)
        (g) Form of Fund Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Fund Distributors, LLC(7)
        (h) Form of Fund Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kammpen Asset Management and Preferred Life.
        (i)  Form of Fund Participation Agreement between Van Kampen
             Funds, Inc., and USAllianz Investor Services, LLC
        (j)  Form of Fund Participation Agreement between USAllianz
             Advisers, LLC, USAllianz Variable Insurance Products Trust, and Van Kampen Asset Management, Inc.
        (k)  Form of Fund Participation Agreement between USAllianz
             Advisers, LLC,USAllianz Variable Insurance Products Trust, and Van Kampen Investment Advisory Corporation.
        (l)  Form of Fund Participation Agreement between USAlliaz
             Advisers, LLC,USAllianz Variable Insurance Products Trust and Van Kampen Asset Management, Inc.
        (m)  Form of Fund Participation Agreement between USAllianz
             Advisers, LLC, USAllianz Variable Insurance Products Trust, and Alliance Capital Management L.P.
        (n)  Form of Fund Participation Agreement between USAllianz
             Advisers, LLC, USAllianz Variable Insurance Products Trust, and PIMCO Advisers L.P.
        (o)  Form of Fund Participation Agreement between USAllianz,
             Advisers, LLC,USAllianz Variable Insurance Products Trust and Templeton Investment Counsel,LLC.
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13. Calculation of Performance Information (8)
    14. Company Organizational Chart (5)
    27. Not Applicable

  (1) Incorporated by reference to Post-Effective Amendment No. 9 to Registrant's Form N-4 as filed electronically on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No. 10 to Registrants Form N-4 as filed electronically on April 18, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.14 to
      Registrants Form N-4 as filed electronically on April 29, 1998.
  (4) Incorporated by reference to Post-Effective Amendment No.19 to
      Registrants Form N-4 as filed electronically on November 12, 1999.
  (5) Incorporated by reference to Post-Effective Amendment No.20 to
      Registrants Form N-4 as filed electronically on April 28, 2000.
  (6) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on December 15, 2000.
  (7) Incorporated by reference to Registrant's N-4 filing (File Nos.333-19699 and 811-05716) as electronically filed on April 28, 2000.
  (8) Incorporated by reference to Registant's Post-Effective Amendment No.14 to form N-4 (file NO#s 33-26646 and 811-05716) electronically filed on April 26, 2001.
  (9) Incorporated by reference to Registrant's Pre-Effective Amendment to Form N-4 (File Nos.33-26646 and 811-05716) electronically filed April 28, 2001.
 (10)



Item 25.     Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:



Name and Principal              Positions and Offices
Business Address                with Depositor
-----------------               ------------------------------

Edward J. Bonach                Chairman of the Board, CEO and President
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Dennis Marion                   Director
500 Valley Road
Wayne, NJ 07470

Robert S. James                 Director
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Eugene T. Wilkinson             Director
14 Commerce Drive
Cranford, NJ 07016

Eugene Long                     Vice President of Operations
152 W. 57th Street              and Director
18th Floor
New York, NY 10019

Reinhard W. Obermueller         Director
560 Lexington Ave
New York, NY  10022

Stephen R. Herbert              Director
900 Third Avenue
New York, NY  10022

Jack F. Rockett                 Director
140 East 95th Street, Ste 6A
New York, NY  10129

Kevin Walker                    Treasurer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Stephen Blaske                  Actuary
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Margery G. Hughes               Director
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Christopher H. Pinkerton        Director
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Mark Zesbaugh                   Chief Financial Officer
5701 Golden Hills Drive         and Director
Minneapolis, MN 55416-1297

Charles Kavitsky                Director
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Suzanne J. Pepin                Secretary and Director
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Kelly Munger                    Assistant Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297





Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company organizational chart was filed as Exhibit 14 in Post Effective Amendment No. 20 to Registrant's Form N-4 and is incorporated herein by reference.

Item 27.     Number of Contract Owners

As of August 31, 2001 there were 2,773 qualified Contract Owners and 5,772 non-qualified Contract Owners.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of New York, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

a. USAllianz Investor Services, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

                         Allianz Life Variable Account A
                         Allianz Life Variable Account B

b.   The  following  are  the  officers   (managers)  and  directors  (Board  of
     Governors) of USAllianz Investor Services, LLC:


Name & Principal          Positions and Offices
Business Address          with Underwriter
----------------          ---------------------
Christopher H. Pinkerton     Chairman, Chief Executive Officer, President,
5701 Golden Hills Drive      Chief Manager
Minneapolis, MN 55416-1297

Michael M. Ahles             Sr. Vice President, Chief Financial Officer
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Catherine Q. Farley          Sr. Vice President
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Jennifer J. Wagner           Vice President
5701 Golden Hills Drive
Mineapolis, MN  55416-1297

Cynthia M. Robeck            Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Tracy Gardner                Chief Administrative Officer & Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Keith Lavern Johnson         Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

George Dean Karris           Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Walter Jeffrey Kletti        Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Catherine Louise Mielke      Vice President & Secretary
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Carolyn Beach Shaw           Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Corey Jay Walther            Sr Vice President
5701 Golden Hills Drive
Minneapolis, MN  55416-1297




c.     Not Applicable

Item 30.     Location of Accounts and Records



Michael Ahles whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota, 55416-1297 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.



Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Preferred Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                               REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.




                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 29th day of Octocber, 2001.



                                    PREFERRED LIFE
                                    VARIABLE ACCOUNT C
                                    (Registrant)

                               By:  PREFERRED LIFE INSURANCE COMPANY
                                    OF NEW YORK
                                    (Depositor)



                               By:  /s/ Stewart Gregg
                                    --------------------------
                                        Stewart Gregg
                                        Senior Counsel

                                    PREFERRED LIFE INSURANCE COMPANY
                                    OF NEW YORK
                                    (Depositor)


                               By:  /s/ Stewart Gregg
                                    --------------------------
                                        Stewart Gregg
                                        Senior Counsel



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title
Edward J. Bonach*         Chairman of the Board and
Edward J. Bonach          President                    10 29 2001

Robert S. James*          Director
Robert S. James                                        10 29 2001

Dennis Marion*            Director
Dennis Marion                                          10 29 2001

Eugene T. Wilkinson*      Director
Eugene T. Wilkinson                                    10 29 2001

Eugene Long*              Director
Eugene Long                                            10 29 2001

Reinhard W. Obermueller*  Director
Reinhard W. Obermueller                                10 29 2001

Stephen R. Herbert*       Director
Stephen R. Herbert                                     10 29 2001

Jack F. Rockett*          Director
Jack F. Rockett                                        10 29 2001

Margery G. Hughes*        Director
Margery G. Hughes                                      10 29 2001

Christopher H. Pinkerton* Director
Christopher H. Pinkerton                               10 29 2001

Mark A. Zesbaugh*         Chief Financial Officer
Mark A. Zesbaugh          and Director                 10 29 2001

Charles Kavitsky*         Director
Charles Kavitsky                                       10 29 2001




                                 * By /S/ Stewart Gregg
                                      --------------------------
                                          Senior Counsel



                           LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Edward J. Bonach, Chairman of the Board and President of Preferred Life Insurance Company of New York (Preferred
Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson as my attorney and agent, for me, and in my name as Chairman of the Board and President of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Edward J. Bonach
    Edward J. Bonach


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:



Melissa ODonnell
name:


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert S. James, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/Robert S. James
-------------
Robert S. James


WITNESS my hand and seal this 24th day of September,2001.

WITNESS:

Brenda Tallman
-----------------
name


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Dennis Marion, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/Dennis Marion
------------------
Dennis Marion


WITNESS my hand and seal this 7th day of Septmeber, 2001.

WITNESS:

Mellisa ODonnell
-----------------
name


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene T. Wilkinson, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Eugene T. Wilkinson
    Eugene T. Wilkinson


WITNESS my hand and seal this 13th day of August 2001.

WITNESS:


/s/not legible
name



                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Eugene Long, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Eugene Long
    Eugene Long


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


/s/ Melissa ODonnell
name


                            LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Reinhard Obermueller, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Reinhard Obermueller
    Reinhard Obermueller


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


Melissa ODonnell
name


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Stephen R. Herbert, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Stephen R. Herbert
    Stephen R. Herbert


WITNESS my hand and seal this 2nd day of August 2001.

WITNESS:


Elisa Scarazzini
name


                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Jack F. Rockett, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Jack F. Rockett
    Jack F. Rockett


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


Melissa ODonnell
name



                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery Hughes, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Margery Hughes
    Margery Hughes


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


/s/ not legible
    name




                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Christopher Pinkerton, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

Christopher Pinkerton
---------------------
Christopher Pinkerton


WITNESS my hand and seal this 24th day of September, 2001.

WITNESS:

Mellisa ODonnell
---------------
name




                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark Zesbaugh, Chief Financial Officer and Director of Preferred Life Insurance Company of New York (Preferred
Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as Chief Financial Officer and Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.


/s/ Mark Zesbaugh
    Mark Zesbaugh

WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


/s/ not legible
name




                            LIMITED POWER OF ATTORNEY


     KNOWN ALL MEN BY THESE PRESENTS, that I, Charles Kavitsky, a Director of Preferred Life Insurance Company of New York (Preferred Life), a corporation duly organized under the laws of the state of New York, do hereby appoint Edward
J. Bonach, Suzanne J. Pepin, Janet L. Witort, Stewart D. Gregg and Wayne A. Robinson each individually as my attorney and agent, for me, and in my name as a Director of Preferred Life on behalf of Preferred Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.



/s/ Charles Kavitsky
    Charles Kavitsky


WITNESS my hand and seal this 10th day of August 2001.

WITNESS:


/s/ not legible
name

                                  EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 23

                                      TO

                                   FORM N-4

                      PREFERRED LIFE VARIABLE ACCOUNT C

                 PREFERRED LIFE INSURANCE COMPANY OF NEW YORK


                              INDEX TO EXHIBITS


Exhibit
EX99.B8.h Form of Participation Agreement-Van kampen

EX99.B8.i  Form of Fund Participation Agreement-Van Kampen 12b-1

EX99.B8.j  Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX99.B8.k. Form of Fund Participation Agreement-Van Kampen Sub-Adv

EX99.B8.l. Form of Fund Participation Agreement-Van Kampen Interim

EX99.B8.m  Form of Fund Participation Agreement-Alliance Sub-Adv

EX99.B8.n  Form of Fund Participation Agreement-PIMCO Sub-Adv

EX99.B8.o. Form of Fund Participation Agreement-Templeton Sub-Adv

EX-99.B9       Opinion and Consent of Counsel

EX-99.B10      Independent Auditors' Consent